UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036
______________________________________________

UBS Relationship Funds
______________________________________________________________________________
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (Americas) Inc.
One North Wacker Drive
Chicago, IL 60606-2807
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	0.95%
Air freight & logistics	0.38
Airlines	0.33
Auto components	0.06
Automobiles	0.66
Beverages	1.10
Biotechnology	0.39
Building products	0.32
Capital markets	0.51
Chemicals	1.53
Commercial banks	3.32
Communications equipment	0.99
Computers & peripherals	2.02
Construction & engineering	0.35
Construction materials	0.35
Distributors	0.02
Diversified consumer services	0.11
Diversified financial services	1.02
Diversified telecommunication services	0.79
Electric utilities	1.42
Electrical equipment	0.15
Electronic equipment, instruments & components	0.04
Energy equipment & services	0.89
Food & staples retailing	1.20
Food products	1.25
Health care equipment & supplies	0.33
Health care providers & services	1.07
Hotels, restaurants & leisure	1.21
Household durables	0.03
Household products	0.28
Industrial conglomerates	0.61
Insurance	1.48
Internet & catalog retail	1.12
Internet software & services	1.06
IT services	0.93
Leisure equipment & products	0.29
Life sciences tools & services	0.36
Machinery	0.92
Media	1.24
Metals & mining	1.21
Multiline retail	0.07
Oil, gas & consumable fuels	2.96
Personal products	0.64
Pharmaceuticals	2.00
Professional services	0.31
Real estate investment trust (REIT)	0.09
Real estate management & development	0.23
Road & rail	0.34
Semiconductors & semiconductor equipment	0.78
Software	1.56
Specialty retail	0.22
Textiles, apparel & luxury goods	0.54
Tobacco	0.83
Trading companies & distributors	0.63
Transportation infrastructure	0.02
Wireless telecommunication services	1.34

Total common stocks	44.85%
Preferred stock	0.39

Corporate bonds
Bonds
Commercial banks	0.16%
Diversified financial services	0.22

Total corporate bonds	0.38%
Mortgage & agency debt securities	0.02
US government obligations	8.72
Non-US government obligations	8.43

Total bonds	17.55%
Investment companies
UBS Credit Bond Relationship Fund	4.31
UBS Emerging Markets Equity Relationship Fund	3.21
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	8.05
UBS Global Corporate Bond Relationship Fund	4.04
UBS High Yield Relationship Fund	4.15
UBS Small-Cap Equity Relationship Fund	1.28

Total investment companies	25.04%
Warrants	0.07
Short-term investment	11.87
Investment of cash collateral from securities loaned	0.57

Total investments	100.34%
Liabilities, in excess of cash and other assets	(0.34)

Net assets	100.00%

1 Figures represent the industry breakdown of direct investments of UBS Global Securities Relationship Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification and derivatives exposure was included.

UBS Global Securities Relationship Fund — Portfolio of investments
September 30, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 44.85%
Argentina — 0.12%
MercadoLibre, Inc.	17,000	$913,750

Australia — 0.60%
National Australia Bank Ltd.	107,371	2,281,192
Orica Ltd.	105,851	2,370,992

Total Australia common stocks		4,652,184

Belgium — 0.31%
Anheuser-Busch InBev NV	45,299	2,402,360

Brazil — 0.33%
Banco Bradesco SA ADR	4,276	63,242
CCR SA NPV	5,000	130,169
Cia de Bebidas das Americas ADR	18,300	560,895
Cia Hering	8,000	133,642
Cosan Ltd., Class A	16,000	151,520
Diagnosticos da America SA	20,000	170,084
Lojas Renner SA	4,000	107,752
Odontoprev SA	11,000	162,579
Petroleo Brasileiro SA ADR	28,100	630,845
Vale SA ADR	19,400	442,320

Total Brazil common stocks		2,553,048

Canada — 1.40%
Canadian Oil Sands Ltd.	72,700	1,414,594
Petrobank Energy & Resources Ltd.*	137,100	830,790
Petrominerales Ltd.	86,528	1,700,999
Royal Bank of Canada	65,500	3,004,037
Suncor Energy, Inc.	73,700	1,882,061
Teck Resources Ltd., Class B	67,100	1,979,895

Total Canada common stocks		10,812,376

Chile — 0.05%
ENTEL Chile SA	18,065	347,568

China — 1.71%
Agile Property Holdings Ltd.	204,000	129,605
AIA Group Ltd.	710,886	2,012,079
Baidu, Inc. ADR*	21,100	2,255,801
BBMG Corp., H Shares	348,000	257,191
Brilliance China Automotive Holdings Ltd.*	248,000	187,405
China Liansu Group Holdings Ltd.	762,300	302,692
China Lumena New Materials Corp.	628,000	94,421
Chongqing Machinery & Electric Co., Ltd., H Shares	786,000	110,759
CNOOC Ltd.	139,000	223,317
Dongfeng Motor Group Co., Ltd., H Shares	164,000	217,349
Focus Media Holding Ltd. ADR*1	40,700	683,353
Haier Electronics Group Co., Ltd.*	126,000	81,283
Industrial & Commercial Bank of China, H Shares	472,000	228,152
International Mining Machinery Holdings Ltd.	217,000	215,906
IT Ltd.	96,000	59,523
Jardine Matheson Holdings Ltd.	49,200	2,223,832
Melco Crown Entertainment Ltd. ADR*1	61,500	511,065
MIE Holdings Corp.	478,069	108,888
New World Development Co., Ltd.	1,203,000	1,130,047
PetroChina Co., Ltd., H Shares	224,000	271,491
Sina Corp.*	11,400	816,354
Skyworth Digital Holdings Ltd.[1]	504,000	170,602
Tencent Holdings Ltd.	23,000	471,788
Xingda International Holdings Ltd.	673,000	316,421
Xinyi Glass Holdings Ltd.	282,000	117,041

Total China common stocks		13,196,365

Denmark — 0.29%
FLSmidth & Co. A/S	44,259	2,212,051

Finland — 0.36%
Sampo Oyj, Class A	109,721	2,748,047

France — 0.66%
BNP Paribas SA	42,027	1,663,528
Carrefour SA	149,189	3,393,917

Total France common stocks		5,057,445

Germany — 2.13%
Beiersdorf AG	39,412	2,110,619
E.ON AG	114,286	2,492,456
Fresenius Medical Care AG & Co. KGaA	47,389	3,210,560
HeidelbergCement AG	48,886	1,766,824
Infineon Technologies AG	201,233	1,481,971
MAN SE	19,858	1,535,728
Metro AG	34,672	1,458,805
SAP AG	45,767	2,332,984

Total Germany common stocks		16,389,947

India — 0.08%
ICICI Bank Ltd. ADR	6,700	232,624
Reliance Industries Ltd. GDR[2]	6,917	222,289
Tata Motors Ltd. ADR	12,200	187,636

Total India common stocks		642,549

Indonesia — 0.16%
Alam Sutera Realty Tbk PT	5,493,000	233,700
Astra International Tbk PT	56,500	399,052
Bank Rakyat Indonesia Persero Tbk PT	513,500	336,917
Harum Energy Tbk PT	289,500	227,574

Total Indonesia common stocks		1,197,243

Ireland — 0.16%
Ryanair Holdings PLC ADR*	48,800	1,256,600

Israel — 0.08%
Teva Pharmaceutical Industries Ltd. ADR	15,800	588,076

Italy — 0.27%
Fiat Industrial SpA*	276,441	2,061,242

Japan — 3.09%
Asahi Glass Co., Ltd.	221,000	2,154,727
ITOCHU Corp.	319,600	3,052,536
KDDI Corp.	266	1,826,910
Mitsubishi Corp.	87,200	1,775,800
Nissan Motor Co., Ltd.	193,100	1,706,474
ORIX Corp.	17,550	1,367,670
Sankyo Co., Ltd.	41,800	2,255,021
Shin-Etsu Chemical Co., Ltd.	48,000	2,353,474
Sony Financial Holdings, Inc.	176,700	2,672,205
Sumitomo Mitsui Financial Group, Inc.	114,200	3,222,964
THK Co., Ltd.	85,100	1,419,765

Total Japan common stocks		23,807,546

Luxembourg — 0.17%
ArcelorMittal	83,682	1,336,488

Malaysia — 0.11%
Axiata Group Bhd	309,500	442,360
Malayan Banking Bhd	176,500	434,631

Total Malaysia common stocks		876,991

Mexico — 0.13%
America Movil SAB de CV ADR	10,700	236,256
Fomento Economico Mexicano SAB de CV ADR	8,700	563,934
Wal-Mart de Mexico SAB de CV	80,000	184,361

Total Mexico common stocks		984,551

Netherlands — 1.01%
ASML Holding NV	78,061	2,712,478
Heineken NV	55,473	2,479,059
Wolters Kluwer NV	160,528	2,599,586

Total Netherlands common stocks		7,791,123

Norway — 0.80%
Statoil ASA	111,162	2,375,180
Telenor ASA	247,357	3,813,194

Total Norway common stocks		6,188,374

Philippines — 0.14%
Alliance Global Group, Inc.	1,957,000	413,747
Megaworld Corp.	6,829,000	260,177
Metropolitan Bank & Trust	261,330	390,249

Total Philippines common stocks		1,064,173

Russia — 0.09%
Gazprom OAO ADR	23,387	223,707
Globaltrans Investment PLC GDR[3]	18,625	251,825
Lukoil OAO ADR	4,456	223,647

Total Russia common stocks		699,179

Singapore — 0.21%
DBS Group Holdings Ltd.	181,587	1,627,886

South Africa — 0.21%
Imperial Holdings Ltd.	9,447	122,807
Life Healthcare Group Holdings Ltd.	61,859	147,068
Mr. Price Group Ltd.	32,130	266,664
MTN Group Ltd.	18,884	308,959
Sasol Ltd.	8,097	330,921
Shoprite Holdings Ltd.	30,755	430,614

Total South Africa common stocks		1,607,033

South Korea — 0.52%
Amorepacific Corp.	286	284,677
Cheil Industries, Inc.	3,602	249,523
Hyundai Department Store Co., Ltd.	1,981	272,657
Hyundai Engineering & Construction Co., Ltd.	8,168	414,659
Hyundai Mobis	1,005	285,423
Hyundai Motor Co.	5,771	1,012,315
KB Financial Group, Inc.	9,513	310,690
KIWOOM Securities Co., Ltd.	7,965	379,981
LG Chem Ltd.	1,311	347,323
Samsung Electronics Co., Ltd.	381	266,896
Samsung Heavy Industries Co., Ltd.	7,530	172,830

Total South Korea common stocks		3,996,974

Spain — 0.56%
Acciona SA	24,011	2,026,887
Banco Santander SA	283,192	2,315,106

Total Spain common stocks		4,341,993

Switzerland — 1.89%
ACE Ltd.	9,200	557,520
Credit Suisse Group AG*	65,394	1,696,921
Nestle SA	79,072	4,346,613
Novartis AG	99,659	5,561,924
SGS SA	1,559	2,364,341

Total Switzerland common stocks		14,527,319

Taiwan — 0.24%
Chinatrust Financial Holding Co., Ltd.	394,081	224,139
Chunghwa Telecom Co., Ltd.	36,000	119,795
Far Eastern Department Stores Co., Ltd.	124,320	161,242
HTC Corp.	8,450	185,638
Largan Precision Co., Ltd.	14,000	323,249
Taishin Financial Holding Co., Ltd.	711,750	272,715
Uni-President Enterprises Corp.	451,196	580,848

Total Taiwan common stocks		1,867,626

Thailand — 0.19%
Bangkok Bank PCL	100,700	464,995
CP ALL PCL	158,600	244,903
Italian-Thai Development PCL	558,500	59,650
Sri Trang Agro-Industry PCL	174,200	89,664
Thanachart Capital PCL	222,700	195,225
Tisco Financial Group PCL	345,300	392,556

Total Thailand common stocks		1,446,993

Turkey — 0.02%
Turkiye Halk Bankasi AS	17,244	123,593

United Kingdom — 3.71%
Barclays PLC	1,035,047	2,540,859
BP PLC	840,966	5,044,034
Ensco PLC ADR	24,200	978,406
Imperial Tobacco Group PLC	120,947	4,084,440
Lloyds Banking Group PLC*	3,566,297	1,891,069
Prudential PLC	214,261	1,833,899
Rio Tinto PLC	40,778	1,800,955
Sage Group PLC	572,644	2,270,476
Scottish & Southern Energy PLC	96,964	1,939,171
Vodafone Group PLC	1,586,969	4,098,102
Xstrata PLC	169,507	2,125,860

Total United Kingdom common stocks		28,607,271

United States — 23.05%
Acorda Therapeutics, Inc.*	22,000	439,120
Adobe Systems, Inc.*	74,200	1,793,414
Aflac, Inc.	23,700	828,315
Agilent Technologies, Inc.*	73,000	2,281,250
Alexion Pharmaceuticals, Inc.*	12,000	768,720
Allergan, Inc.	47,800	3,937,764
Amazon.com, Inc.*	28,600	6,184,178
American Electric Power Co., Inc.	22,350	849,747
Amgen, Inc.	12,700	697,865
Amylin Pharmaceuticals, Inc.*	34,100	314,743
Annaly Capital Management, Inc.	42,500	706,775
Apollo Group, Inc., Class A*	22,000	871,420
Apple, Inc.*	29,800	11,359,164
Ashland, Inc.	16,600	732,724
AT&T, Inc.	75,800	2,161,816
Baker Hughes, Inc.	27,100	1,250,936
Baxter International, Inc.	13,500	757,890
Bio-Rad Laboratories, Inc., Class A*	5,259	477,359
Boeing Co.	25,100	1,518,801
Broadcom Corp., Class A*	26,700	888,843
C.H. Robinson Worldwide, Inc.	29,500	2,019,865
Carnival Corp.	31,500	954,450
Celanese Corp., Series A	21,700	705,901
Chipotle Mexican Grill, Inc.*	3,400	1,030,030
Cisco Systems, Inc.	93,600	1,449,864
Citigroup, Inc.	76,190	1,951,988
CME Group, Inc.	9,000	2,217,600
Coach, Inc.	8,800	456,104
Colgate-Palmolive Co.	24,400	2,163,792
Comcast Corp., Class A	95,900	2,004,310
Concho Resources, Inc.*	28,700	2,041,718
CONSOL Energy, Inc.	31,200	1,058,616
Crown Castle International Corp.*	75,500	3,070,585
CVS Caremark Corp.	71,300	2,394,254
Danaher Corp.	46,900	1,966,986

Discovery Communications, Inc., Class A*	36,700	1,380,654
Dow Chemical Co.	36,200	813,052
Ecolab, Inc.	19,900	972,911
Edison International	34,600	1,323,450
Edwards Lifesciences Corp.*	14,500	1,033,560
EMC Corp.*	147,700	3,100,223
EOG Resources, Inc.	12,200	866,322
Estee Lauder Cos., Inc., Class A	28,500	2,503,440
Express Scripts, Inc.*	67,800	2,513,346
FedEx Corp.	13,800	933,984
Fidelity National Information Services, Inc.	34,300	834,176
FirstEnergy Corp.	29,000	1,302,390
FMC Corp.	19,100	1,320,956
FMC Technologies, Inc.*	56,500	2,124,400
Freeport-McMoRan Copper & Gold, Inc.	23,200	706,440
GameStop Corp., Class A*1	54,200	1,252,020
General Dynamics Corp.	30,700	1,746,523
General Motors Co.*	67,800	1,368,204
Google, Inc., Class A*	7,200	3,703,536
HCA Holdings, Inc.*	33,700	679,392
Hertz Global Holdings, Inc.*	77,800	692,420
Hess Corp.	29,600	1,552,816
Hewlett-Packard Co.	51,000	1,144,950
Illinois Tool Works, Inc.	40,200	1,672,320
International Game Technology	37,400	543,422
Intersil Corp., Class A	68,300	702,807
Invesco Ltd.	40,700	631,257
Johnson & Johnson	27,100	1,726,541
JPMorgan Chase & Co.	58,200	1,752,984
Kellogg Co.	49,000	2,606,310
Kraft Foods, Inc., Class A	58,300	1,957,714
Kroger Co.	53,200	1,168,272
Las Vegas Sands Corp.*	81,200	3,113,208
Martin Marietta Materials, Inc.[1]	11,281	713,185
McDermott International, Inc.*	78,200	841,432
McDonald’s Corp.	36,400	3,196,648
Medtronic, Inc.	21,600	717,984
Merck & Co., Inc.	42,100	1,377,091
MetLife, Inc.	27,600	773,076
Morgan Stanley	88,900	1,200,150
NextEra Energy, Inc.	18,300	988,566
NIKE, Inc., Class B	20,900	1,787,159
Noble Corp.*	34,600	1,015,510
Norfolk Southern Corp.	10,900	665,118
Nucor Corp.	18,700	591,668
Oracle Corp.	80,600	2,316,444
Peabody Energy Corp.	21,700	735,196
PepsiCo, Inc.	40,200	2,488,380
Pharmasset, Inc.*	9,600	790,752
Philip Morris International, Inc.	36,600	2,283,108
Precision Castparts Corp.	15,300	2,378,538
Priceline.com, Inc.*	5,400	2,427,084
QUALCOMM, Inc.	86,600	4,211,358
Ralph Lauren Corp.	14,800	1,919,560
Riverbed Technology, Inc.*	88,900	1,774,444
Roper Industries, Inc.	17,100	1,178,361
Salesforce.com, Inc.*	13,400	1,531,352
Schlumberger Ltd.	10,300	615,219
ServiceSource International, Inc.*1	51,000	673,710
Sherwin-Williams Co.	24,200	1,798,544
Southwest Airlines Co.	155,800	1,252,632
Symantec Corp.*	108,900	1,775,070
Teradata Corp.*	17,200	920,716
Textron, Inc.	94,900	1,674,036
Time Warner, Inc.	60,900	1,825,173
Ultra Petroleum Corp.*	29,200	809,424
Union Pacific Corp.	12,300	1,004,541
UnitedHealth Group, Inc.	29,600	1,365,152
US Bancorp	69,700	1,640,738
Viacom, Inc., Class B	28,200	1,092,468
Visa, Inc., Class A	55,000	4,714,600
Watson Pharmaceuticals, Inc.*	32,400	2,211,300
Wells Fargo & Co.	94,400	2,276,928

Total United States common stocks		177,603,322

Total common stocks (cost $383,429,048)		345,529,286

Preferred stock — 0.39%
Germany — 0.39%
Volkswagen AG, Preference shares (cost $2,962,169)		22,824	3,019,612

		Face
		amount

Bonds — 17.55%
Corporate bonds — 0.38%
Austria — 0.16%
Oesterreichische Kontrollbank AG,
3.500%, due 04/28/14	EUR	845,000	1,186,551

Switzerland — 0.02%
Credit Suisse/London,
4.750%, due 08/05/19		135,000	184,858

United Kingdom — 0.13%
Barclays Bank PLC,
4.875%, due 08/13/19		125,000	167,225
Lloyds TSB Bank PLC,
6.750%, due 10/24/18	GBP	150,000	240,017
Royal Bank of Scotland PLC,
6.625%, due 09/17/18		170,000	265,711
Wellcome Trust Finance,
4.750%, due 05/28/21		200,000	347,339

Total United Kingdom corporate bonds			1,020,292

United States — 0.07%
Citigroup, Inc.,
5.500%, due 11/18/15		110,000	176,921
Goldman Sachs Group, Inc.,
5.125%, due 10/23/19	EUR	150,000	188,710
Morgan Stanley,
5.500%, due 10/02/17		150,000	188,344

Total United States corporate bonds			553,975

Total corporate bonds (cost $2,912,424)			2,945,676

Mortgage & agency debt securities — 0.02%
United States — 0.02%
Federal Home Loan Mortgage Corp. Gold Pools,[4]
#G00194,
7.500%, due 02/01/24		$80,806	93,008
Federal National Mortgage Association Pools,[4]
#253824,
7.000%, due 03/01/31		66,031	75,513

Total mortgage & agency debt securities (cost $151,057)			168,521

US government obligations — 8.72%
US Treasury Bonds,
3.750%, due 08/15/41[1]		200,000	232,844
4.375%, due 05/15/41[1]		5,290,000	6,834,045
5.375%, due 02/15/31		1,300,000	1,828,735
6.125%, due 11/15/27		700,000	1,031,187
6.250%, due 08/15/23		1,000,000	1,425,312
8.000%, due 11/15/21		4,010,000	6,263,119
US Treasury Notes,
0.125%, due 08/31/13[1]		15,675,000	15,636,424
0.375%, due 07/31/13[1]		9,690,000	9,710,814
1.000%, due 08/31/16[1]		3,620,000	3,629,050
1.000%, due 09/30/16		4,175,000	4,181,179
2.125%, due 08/15/21[1]		2,440,000	2,483,090
2.500%, due 04/30/15[1]		6,785,000	7,246,699
3.125%, due 04/30/17		6,000,000	6,656,250

Total US government obligations (cost $64,698,919)			67,158,748

Non-US government obligations — 8.43%
Austria — 0.26%
Republic of Austria,
4.300%, due 09/15/17[2]	EUR	1,335,000	1,999,206

Belgium — 0.90%
Kingdom of Belgium,
3.500%, due 03/28/15		5,005,000	6,920,225

Canada — 0.00%[5]
Government of Canada,
5.750%, due 06/01/29	CAD	100	137
8.000%, due 06/01/23		200	301

			438

Finland — 0.26%
Government of Finland,
3.875%, due 09/15/17	EUR	1,353,000	2,018,965

Germany — 2.99%
Bundesobligation,
3.500%, due 04/12/13		2,250,000	3,151,715
4.000%, due 10/11/13		785,000	1,124,839
Bundesrepublik Deutschland,
2.250%, due 09/04/20		1,070,000	1,489,526
3.250%, due 07/04/21		4,305,000	6,468,159
4.000%, due 07/04/16		1,825,000	2,771,311
4.000%, due 01/04/37		620,000	1,031,138
6.250%, due 01/04/24		705,000	1,357,375
Bundesschatzanweisungen,
0.500%, due 06/15/12		2,200,000	2,951,193
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13		1,150,000	1,615,240
Landwirtschaftliche Rentenbank,
3.250%, due 03/12/14		800,000	1,119,941

			23,080,437

Italy — 1.32%
Buoni Poliennali Del Tesoro,
4.000%, due 02/01/37		10,445,000	10,148,223

Netherlands — 0.18%
Government of the Netherlands,
4.500%, due 07/15/17		910,000	1,403,268

Spain — 1.30%
Kingdom of Spain,
4.200%, due 01/31/37		9,630,000	10,019,532

United Kingdom — 1.22%
UK Gilts,
3.750%, due 09/07/21	GBP	3,130,000	5,447,646
4.000%, due 09/07/16		820,000	1,438,649
4.250%, due 12/07/49		700,000	1,234,468
4.750%, due 12/07/38		670,000	1,276,743

			9,397,506

Total Non-US government obligations (cost $67,924,248)			64,987,800

Total bonds (cost $135,686,648)			135,260,745

		Shares

Investment companies — 25.04%
UBS Credit Bond Relationship Fund*6		2,214,250	33,211,535
UBS Emerging Markets Equity Relationship Fund*6		792,071	24,692,007
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*6		5,680,052	62,007,990
UBS Global Corporate Bond Relationship Fund*6		2,821,237	31,123,609
UBS High Yield Relationship Fund*6		1,244,819	31,986,858
UBS Small-Cap Equity Relationship Fund*6		216,748	9,886,523

Total investment companies (cost $174,032,360)			192,908,522

	Number of
	warrants

Warrants — 0.07%
Russia — 0.07%
Aeroflot - Russian Airlines OJSC,
strike @ USD 0.00001, expires 04/08/13*	61,045	79,358
Sberbank of Russia, strike @ USD
0.00001, expires 11/05/12*	208,040	455,605

Total warrants (cost $812,169)		534,963

	Shares

Short-term investment — 11.87%
Investment company — 11.87%
UBS Cash Management Prime Relationship Fund[6]
(cost $91,449,025)	91,449,025	91,449,025

Investment of cash collateral from securities loaned — 0.57%
UBS Private Money Market Fund LLC[6]
(cost $4,380,648)	4,380,648	4,380,648

Total investments — 100.34%
(cost $792,752,067)		773,082,801
Liabilities, in excess of cash and other assets — (0.34)%		(2,610,453)

Net assets — 100.00%		$770,472,348

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:
Gross unrealized appreciation	$42,391,098
Gross unrealized depreciation	(62,060,364)

Net unrealized depreciation of investments	$(19,669,266)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at September 30, 2011.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $2,221,495 or 0.29% of net assets.
[3]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2011, the value of this security amounted to $251,825 or 0.03% of net assets.
[4]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[5]	Amount represents less than 0.005%.
[6]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
		nine months	nine months	nine months	nine months		nine months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/10	09/30/11	09/30/11	09/30/11	09/30/11	09/30/11	09/30/11

UBS Cash Management Prime Relationship Fund	$105,751,334	$431,091,237	$445,393,546	$—	$—	$91,449,025	$90,236
UBS Private Money Market Fund LLC[a]	18,200,621	199,034,862	212,854,835	—	—	4,380,648	2,147
UBS Credit Bond Relationship Fund	65,030,620	—	34,500,000	8,098,059	(5,417,144)	33,211,535	—
UBS Emerging Markets Equity Relationship Fund	69,885,347	3,000,000	39,500,000	21,693,974	(30,387,314)	24,692,007	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	231,449,718	12,000,000	148,430,000	30,343,357	(63,355,085)	62,007,990	—
UBS Global Corporate Bond Relationship Fund	65,030,689	—	35,000,000	2,570,426	(1,477,506)	31,123,609	—
UBS High Yield Relationship Fund	62,192,330	—	30,000,000	10,433,977	(10,639,449)	31,986,858	—
UBS Small-Cap Equity Relationship Fund	32,689,964	—	20,500,000	5,270,463	(7,573,904)	9,886,523	—

	$650,230,623	$645,126,099	$966,178,381	$78,410,256	$(118,850,402)	$288,738,195	$92,383

[a]	The advisor does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

Forward foreign currency contracts

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

Barclays Bank PLC	AUD	7,115,000	USD	7,274,838	12/05/11	$442,446
Barclays Bank PLC	USD	8,471,648	EUR	6,270,000	12/05/11	(73,923)
Barclays Bank PLC	USD	4,007,055	SEK	27,520,000	12/05/11	(8,924)
Goldman Sachs International	EUR	11,155,000	CHF	13,399,498	12/05/11	(138,517)
Goldman Sachs International	USD	11,780,549	GBP	7,627,716	12/05/11	107,042
Goldman Sachs International	USD	5,686,251	JPY	432,900,000	12/05/11	(68,546)
JPMorgan Chase Bank	CHF	14,660,000	USD	17,956,884	12/05/11	1,762,521
JPMorgan Chase Bank	EUR	32,620,000	USD	46,410,813	12/05/11	2,721,216
JPMorgan Chase Bank	GBP	21,315,000	USD	34,171,517	12/05/11	952,658
JPMorgan Chase Bank	HKD	53,190,000	USD	6,831,567	12/05/11	(3,671)
JPMorgan Chase Bank	JPY	626,236,200	EUR	6,000,000	12/05/11	(90,513)
JPMorgan Chase Bank	NOK	26,300,000	USD	4,870,944	12/05/11	404,575
JPMorgan Chase Bank	SGD	7,920,000	USD	6,133,169	12/05/11	77,135
JPMorgan Chase Bank	USD	11,032,798	CAD	10,840,000	12/05/11	(702,495)
JPMorgan Chase Bank	USD	64,497,403	JPY	4,944,100,000	12/05/11	(338,247)
JPMorgan Chase Bank	USD	9,083,515	MXN	114,250,000	12/05/11	(895,827)
JPMorgan Chase Bank	USD	10,405,714	PLN	30,225,000	12/05/11	(1,340,431)
JPMorgan Chase Bank	USD	6,572,287	SGD	7,920,000	12/05/11	(516,253)
Morgan Stanley & Co., Inc.	JPY	264,600,000	USD	3,466,223	12/05/11	32,532
Morgan Stanley & Co., Inc.	USD	2,916,877	AUD	3,015,000	12/05/11	(21,633)
Morgan Stanley & Co., Inc.	USD	24,138,425	GBP	15,630,000	12/05/11	220,513
Morgan Stanley & Co., Inc.	USD	8,351,364	MXN	107,690,000	12/05/11	(633,796)

Net unrealized appreciation on forward foreign currency contracts						$1,887,862

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Ultra Bond Futures, 270 contracts (USD)	December 2011	$38,703,172	$42,828,750	$4,125,578
US Treasury futures sell contracts:
2 Year US Treasury Notes, 248 contracts (USD)	December 2011	(54,683,459)	(54,610,375)	73,084
10 Year US Treasury Notes, 140 contracts (USD)	December 2011	(18,065,351)	(18,213,125)	(147,774)
Index futures buy contracts:
S&P 500 E-mini Index, 210 contracts (USD)	December 2011	12,512,082	11,823,000	(689,082)
TOPIX Index, 168 contracts (JPY)	December 2011	16,193,281	16,234,452	41,171
Index futures sell contracts:
Russell 2000 Mini Index, 361 contracts (USD)	December 2011	(24,238,262)	(23,158,150)	1,080,112

Net unrealized appreciation on futures contracts				$4,483,089

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$201,505,696	$144,023,590	$—	$345,529,286
Preferred stock	—	3,019,612	—	3,019,612
Corporate bonds	—	2,945,676	—	2,945,676
Mortgage & agency debt securities	—	168,521	—	168,521
US government obligations	—	67,158,748	—	67,158,748
Non-US government obligations	—	64,987,800	—	64,987,800
Investment companies	—	192,908,522	—	192,908,522
Warrants	—	534,963	—	534,963
Short-term investment	—	91,449,025	—	91,449,025
Investment of cash collateral from securities loaned	—	4,380,648	—	4,380,648
Forward foreign currency contracts	—	1,887,862	—	1,887,862
Futures contracts	4,441,918	41,171	—	4,483,089

Total	$205,947,614	$573,506,138	$—	$779,453,752

UBS Emerging Markets Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2011

Common stocks
Automobiles	3.28%
Beverages	2.38
Chemicals	4.31
Commercial banks	22.51
Diversified telecommunication services	6.16
Electric utilities	2.74
Electrical equipment	0.80
Electronic equipment, instruments & components	4.78
Food & staples retailing	0.98
Food products	0.96
Household products	1.14
Insurance	1.68
IT services	3.08
Machinery	2.09
Media	2.15
Metals & mining	9.62
Multiline retail	1.94
Oil, gas & consumable fuels	12.53
Pharmaceuticals	2.32
Real estate management & development	0.98
Semiconductors & semiconductor equipment	6.47
Specialty retail	1.00
Tobacco	1.46
Wireless telecommunication services	2.94

Total common stocks	98.30%
Warrants	0.64
Short-term investment	0.46

Total investments	99.40%
Cash and other assets, less liabilities	0.60

Net assets	100.00%

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments
September 30, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 98.30%
Brazil — 14.70%
Banco Bradesco SA ADR	269,500	$3,985,905
Cia de Bebidas das Americas ADR	81,400	2,494,910
Gerdau SA ADR	787,700	5,616,301
Itau Unibanco Holding SA ADR	409,205	6,350,861
Lojas Renner SA	158,000	4,256,189
OGX Petroleo e Gas Participacoes SA*	633,000	3,871,560
Vale SA ADR	6,100	128,100
Vale SA, Preference shares	263,952	5,507,160

Total Brazil common stocks		32,210,986

China — 16.13%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., H Shares	4,168,400	4,580,699
China Construction Bank Corp., H Shares	14,588,300	8,704,954
China Mengniu Dairy Co., Ltd.	698,000	2,109,632
China Resources Land Ltd.	1,058,000	1,111,683
China Shenhua Energy Co., Ltd., H Shares	1,639,500	6,434,334
China Unicom Hong Kong Ltd.	2,604,000	5,317,209
Dongfeng Motor Group Co., Ltd., H Shares	1,808,000	2,396,134
Ping An Insurance Group Co. of China Ltd., H Shares	658,500	3,680,705
Shimao Property Holdings Ltd.	1,401,500	1,026,635

Total China common stocks		35,361,985

Czech Republic — 2.74%
CEZ AS	156,100	6,015,307

India — 13.32%
Axis Bank Ltd.	122,404	2,506,366
Crompton Greaves Ltd.	564,153	1,748,663
Hero Motocorp Ltd.	59,782	2,357,211
ICICI Bank Ltd. ADR	143,200	4,971,904
Infosys Ltd. ADR	132,100	6,746,347
ITC Ltd.	238,239	955,737
Jindal Steel & Power Ltd.	474,104	4,817,913
Sun Pharmaceutical Industries Ltd.	542,586	5,097,819

Total India common stocks		29,201,960

Indonesia — 6.63%
Adaro Energy Tbk PT	11,378,500	2,165,619
Astra International Tbk PT	347,576	2,454,881
Bank Mandiri Tbk PT	3,187,488	2,225,977
Bank Rakyat Indonesia PT	3,332,000	2,186,189
Telekomunikasi Indonesia Tbk PT	6,401,000	5,491,600

Total Indonesia common stocks		14,524,266

Malaysia — 1.09%
Bumiputra-Commerce Holdings Bhd	1,097,000	2,379,255

Mexico — 4.15%
America Movil SAB de CV	2,272,000	2,508,162
Grupo Financiero Banorte SAB de CV, Class O	1,308,900	3,884,668
Grupo Modelo SAB de CV	474,000	2,713,415

Total Mexico common stocks		9,106,245

Russia — 11.80%
Gazprom OAO ADR	898,982	8,599,171
Lukoil OAO ADR	86,080	4,320,355
Mobile Telesystems OJSC ADR	321,350	3,952,605
Novolipetsk Steel OJSC GDR[1]	70,056	1,414,572
Sberbank of Russia	2,517,025	5,443,056
X5 Retail Group NV GDR*1	77,746	2,133,855

Total Russia common stocks		25,863,614

South Africa — 4.79%
Kumba Iron Ore Ltd.	68,095	3,587,241
Naspers Ltd., Class N	108,743	4,707,148
Truworths International Ltd.	252,926	2,197,882

Total South Africa common stocks		10,492,271

South Korea — 5.46%
KT&G Corp.	35,954	2,242,638
LG Household & Health Care Ltd.	5,529	2,488,092
Samsung Electronics Co., Ltd.	10,324	7,232,098

Total South Korea common stocks		11,962,828

Taiwan — 13.48%
Advanced Semiconductor Engineering, Inc.	2,611,690	2,226,915
Chunghwa Telecom Co., Ltd.	804,304	2,676,433
Formosa Chemicals & Fibre Corp.	1,804,000	4,648,739
Formosa Plastics Corp.	1,810,000	4,785,382
HON HAI Precision Industry Co., Ltd.	2,904,208	6,483,143
Synnex Technology International Corp.	966,000	2,087,969
Taiwan Semiconductor Manufacturing Co., Ltd.	2,083,000	4,719,579
WPG Holdings Ltd.	1,666,156	1,910,488

Total Taiwan common stocks		29,538,648

Thailand — 2.96%
Bank of Ayudhya PCL	3,146,500	1,988,944
Banpu PCL	125,900	2,093,531
Kasikornbank PCL	639,700	2,402,609

Total Thailand common stocks		6,485,084

Turkey — 1.05%
Turkiye Garanti Bankasi AS	593,668	2,301,752

Total common stocks (cost $246,652,260)		215,444,201

	Number of
	warrants

Warrants — 0.64%
India — 0.64%
ITC Ltd., strike @ USD 0.000001, expires 01/24/17*2
(cost $828,786)	343,244	1,387,694

	Shares

Short-term investment — 0.46%
Investment company — 0.46%
UBS Cash Management Prime Relationship Fund[3] (cost $1,013,807)	1,013,807	1,013,807

Total investments — 99.40% (cost $248,494,853)		217,845,702
Cash and other assets, less liabilities — 0.60%		1,323,151

Net assets — 100.00%		$219,168,853

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$14,218,613
Gross unrealized depreciation	(44,867,764)

Net unrealized depreciation of investments	$(30,649,151)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2011, the value of these securities amounted to $3,548,427 or 1.62% of net assets.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of this security amounted to $1,387,694 or 0.63% of net assets.
[3]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/10	09/30/11	09/30/11	09/30/11	09/30/11

UBS Cash Management Prime Relationship Fund	$6,451,761	$113,205,406	$118,643,360	$1,013,807	$5,401

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$63,551,080	$151,893,121	$—	$215,444,201
Warrants	—	1,387,694	—	1,387,694
Short-term investment	—	1,013,807	—	1,013,807

Total	$63,551,080	$154,294,622	$—	$217,845,702

Level 3 Rollforward Disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

Corporate
	bonds	Total

Assets
Beginning balance	$0	$0
Purchases	—	—
Issuances	—	—
Sales	(67,825)	(67,825)
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain (loss)	67,825	67,825
Net change in unrealized appreciation/depreciation	—	—
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—

Ending balance	$—	$—

UBS Global (ex-U.S.) All Cap Growth Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	0.99%
Auto components	3.73
Automobiles	2.96
Beverages	1.29
Building products	0.66
Capital markets	1.95
Chemicals	3.76
Commercial banks	8.19
Commercial services & supplies	2.45
Computers & peripherals	1.53
Construction & engineering	0.44
Diversified financial services	3.51
Electrical equipment	0.97
Energy equipment & services	4.28
Food products	3.44
Health care equipment & supplies	1.61
Health care providers & services	1.07
Hotels, restaurants & leisure	2.22
Household products	1.56
Industrial conglomerates	0.93
Insurance	1.30
Internet & catalog retail	1.28
Internet software & services	3.36
Machinery	7.02
Media	1.53
Metals & mining	6.16
Multiline retail	0.49
Office electronics	0.88
Oil, gas & consumable fuels	7.47
Pharmaceuticals	4.98
Semiconductors & semiconductor equipment	1.71
Specialty retail	2.62
Textiles, apparel & luxury goods	3.05
Thrifts & mortgage finance	0.61
Tobacco	2.18
Trading companies & distributors	1.47
Wireless telecommunication services	2.05

Total common stocks	95.70%
Rights	0.00 [1]
Short-term investment	2.73

Total investments	98.43%
Cash and other assets, less liabilities	1.57

Net assets	100.00%

[1] Amount represents less than 0.005%.

UBS Global (ex-U.S.) All Cap Growth Relationship Fund — Portfolio of investments
September 30, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 95.70%
Australia — 3.09%
Alumina Ltd.	321,186	$449,087
BHP Billiton Ltd.	31,982	1,062,602
Incitec Pivot Ltd.	461,279	1,430,034
National Australia Bank Ltd.	66,092	1,404,183

Total Australia common stocks		4,345,906

Belgium — 1.29%
Anheuser-Busch InBev NV	34,294	1,818,728

Brazil — 0.56%
Cia Hering	47,000	785,146

Canada — 2.82%
Bombardier, Inc., Class B	399,000	1,397,395
Pan American Silver Corp.	35,570	952,209
Teck Resources Ltd., Class B	11,500	339,326
Trican Well Service Ltd.	89,900	1,274,849

Total Canada common stocks		3,963,779

China — 4.66%
Baidu, Inc. ADR*	15,800	1,689,178
Ctrip.com International Ltd. ADR*	28,600	919,776
Dongfang Electric Corp. Ltd., H Shares	530,800	1,363,158
Intime Department Store Group Co., Ltd.	615,500	682,468
Melco Crown Entertainment Ltd. ADR*	134,900	1,121,019
Xinyi Glass Holdings Ltd.	542,000	224,952
Youku.com, Inc. ADR*	33,000	539,880

Total China common stocks		6,540,431

Denmark — 1.64%
Novo Nordisk A/S, Class B	23,208	2,307,154

Finland — 0.44%
YIT Oyj	41,385	621,192

France — 2.35%
BNP Paribas	33,600	1,329,967
Technip SA	8,769	701,765
Valeo SA	30,432	1,277,919

Total France common stocks		3,309,651

Germany — 7.10%
Aareal Bank AG*	55,658	861,074
Allianz SE	5,186	488,007
Deutsche Bank AG	11,287	393,262
Dialog Semiconductor PLC*	76,500	1,298,259
Fresenius SE & Co KGaA	16,864	1,496,671
GEA Group AG	64,502	1,507,117
Kabel Deutschland Holding AG*	39,857	2,148,478
Lanxess AG	22,851	1,098,439
ThyssenKrupp AG	28,017	687,676

Total Germany common stocks		9,978,983

Hong Kong — 2.30%
Emperor Watch & Jewellery Ltd.	6,130,000	711,400
Hong Kong Exchanges & Clearing Ltd.	101,200	1,449,628
Shangri-La Asia Ltd.	570,000	1,073,948

Total Hong Kong common stocks		3,234,976

Israel — 0.63%
Mellanox Technologies Ltd.*	28,200	880,404

Italy — 3.11%
DiaSorin SpA	19,388	715,305
Saipem SpA	68,678	2,408,051
Tod’s SpA	14,764	1,242,313

Total Italy common stocks		4,365,669

Japan — 18.88%
Canon, Inc.	27,200	1,231,400
DeNA Co., Ltd.	59,600	2,493,377
Denki Kagaku Kogyo KK	518,000	1,969,817
FANUC Corp.	25,300	3,483,272
Isuzu Motors Ltd.	482,000	2,063,749
Komatsu Ltd.	59,900	1,293,492
Makino Milling Machine Co., Ltd.	97,000	569,216
Mitsubishi Corp.	101,600	2,069,051
Mitsubishi UFJ Financial Group, Inc.	240,400	1,080,495
Nippon Sheet Glass Co., Ltd.	418,000	933,607
Nissan Motor Co., Ltd.	237,700	2,100,615
NTT DoCoMo, Inc.	305	555,984
ORIX Corp.	30,710	2,393,228
OSAKA Titanium Technologies Co.	31,900	1,322,024
Rakuten, Inc.	1,542	1,800,698
Toshiba Corp.	289,000	1,178,465

Total Japan common stocks		26,538,490

Netherlands — 1.63%
ASML Holding NV	6,610	229,686
Gemalto NV	20,384	971,782
ING Groep NV CVA*	154,373	1,086,479

Total Netherlands common stocks		2,287,947

Norway — 2.11%
Storebrand ASA	265,000	1,331,143
Subsea 7 SA*	85,977	1,634,570

Total Norway common stocks		2,965,713

Russia — 2.57%
NovaTek OAO GDR[1]	24,494	2,791,633
VTB Bank OJSC GDR[1]	198,460	815,504

Total Russia common stocks		3,607,137

Singapore — 3.04%
Biosensors International Group Ltd.*	1,668,000	1,544,243
Golden Agri-Resources Ltd.	3,110,000	1,428,331
Keppel Corp. Ltd.	221,800	1,299,201

Total Singapore common stocks		4,271,775

South Korea — 2.66%
Hyundai Mobis	13,144	3,732,938

Spain — 3.03%
Banco Bilbao Vizcaya Argentaria SA	38,969	317,523
Banco Santander SA	113,323	926,420
Inditex SA	25,509	2,184,533
Viscofan SA	22,967	828,031

Total Spain common stocks		4,256,507

Sweden — 3.88%
Skandinaviska Enskilda Banken AB, Class A	220,466	1,185,353
Swedish Match AB	92,613	3,064,479
Trelleborg AB, Class B	82,863	533,057
Volvo AB, Class B	68,430	669,023

Total Sweden common stocks		5,451,912

Switzerland — 7.18%
Compagnie Financiere Richemont SA, Class A	31,318	1,390,229
Credit Suisse Group AG*	31,527	818,100
GAM Holding AG*	122,248	1,527,866
Nestle SA	46,890	2,577,558
Novartis AG	38,162	2,129,804
Swatch Group AG	27,605	1,649,748

Total Switzerland common stocks		10,093,305

United Kingdom — 20.73%
Afren PLC*	563,698	706,975
Aggreko PLC	136,378	3,444,232
Anglo American PLC	30,469	1,050,742
BG Group PLC	123,618	2,353,970
Croda International PLC	31,009	789,952
HSBC Holdings PLC	287,086	2,187,980
Reckitt Benckiser Group PLC	43,437	2,196,040
Rio Tinto PLC	34,808	1,537,291
Royal Dutch Shell PLC, Class A	88,018	2,729,906
Shire PLC	82,320	2,566,888
Standard Chartered PLC	113,011	2,255,629
Tullow Oil PLC	94,585	1,919,005
Vodafone Group PLC	897,581	2,317,864
Weir Group PLC	75,744	1,814,841
Xstrata PLC	100,160	1,256,149

Total United Kingdom common stocks		29,127,464

Total common stocks (cost $165,670,306)		134,485,207

	Number of
	rights

Rights — 0.00%[2]
Spain — 0.00%[2]
Banco Bilbao Vizcaya Argentaria SA, expires 10/14/11* (cost $0)	38,969	5,743

	Shares

Short-term investment — 2.73%
Investment company — 2.73%
UBS Cash Management Prime Relationship Fund[3] (cost $3,833,864)	3,833,864	3,833,864

Total investments — 98.43%
(cost $169,504,170)		138,324,814
Cash and other assets, less liabilities — 1.57%		2,207,805

Net assets — 100.00%		$140,532,619

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,206,743
Gross unrealized depreciation	(34,386,099)

Net unrealized depreciation of investments	$(31,179,356)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2011, the value of these securities amounted to $3,607,137 or 2.57% of net assets.
[2]	Amount represents less than 0.005%.
[3]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/10	09/30/11	09/30/11	09/30/11	09/30/11

UBS Cash Management Prime Relationship Fund	$7,908,621	$166,246,341	$170,321,098	$3,833,864	$7,816
UBS Private Money Market Fund LLC[a]	—	7,853,657	7,853,657	—	25

Total	$7,908,621	$174,099,998	$178,174,755	$3,833,864	$7,841

[a]	The advisor does earn a management fee from this affiliated fund, and any income is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$9,899,182	$124,586,025	$—	$134,485,207
Rights	—	5,743	—	5,743
Short-term investment	—	3,833,864	—	3,833,864

Total	$9,899,182	$128,425,632	$—	$138,324,814

UBS International Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2011

Common stocks
Airlines	0.86%
Automobiles	1.16
Beverages	3.33
Building products	1.48
Capital markets	1.16
Chemicals	3.22
Commercial banks	12.70
Construction & engineering	1.61
Construction materials	1.20
Diversified financial services	0.93
Diversified telecommunication services	2.60
Electric utilities	4.40
Food & staples retailing	3.31
Food products	2.96
Health care providers & services	2.19
Industrial conglomerates	1.54
Insurance	6.31
Leisure equipment & products	1.53
Machinery	3.42
Media	1.77
Metals & mining	5.03
Oil, gas & consumable fuels	9.02
Personal products	1.44
Pharmaceuticals	3.79
Professional services	1.61
Real estate management & development	0.77
Semiconductors & semiconductor equipment	2.93
Software	3.14
Tobacco	2.78
Trading companies & distributors	3.29
Wireless telecommunication services	4.04

Total common stocks	95.52%
Preferred stock	2.06
Short-term investment	1.33

Total investments	98.91%
Cash and other assets, less liabilities	1.09

Net assets	100.00%

UBS International Equity Relationship Fund — Portofolio of investments
September 30, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 95.52%
Australia — 3.17%
National Australia Bank Ltd.	26,549	$564,057
Orica Ltd.	26,173	586,258

Total Australia common stocks		1,150,315

Belgium — 1.64%
Anheuser-Busch InBev NV	11,201	594,027

Canada — 7.36%
Canadian Oil Sands Ltd.	18,000	350,243
Petrobank Energy & Resources Ltd.*	33,900	205,425
Petrominerales Ltd.	21,350	419,706
Royal Bank of Canada	16,200	742,983
Suncor Energy, Inc.	18,200	464,770
Teck Resources Ltd., Class B	16,600	489,810

Total Canada common stocks		2,672,937

China — 3.68%
AIA Group Ltd.	175,845	497,709
Jardine Matheson Holdings Ltd.	12,400	560,478
New World Development Co., Ltd.	297,000	278,989

Total China common stocks		1,337,176

Denmark — 1.61%
FLSmidth & Co. A/S	11,659	582,713

Finland — 1.87%
Sampo Oyj, Class A	27,134	679,592

France — 3.45%
BNP Paribas SA	10,388	411,181
Carrefour SA	36,898	839,397

Total France common stocks		1,250,578

Germany — 11.24%
Beiersdorf AG	9,744	521,817
E.ON AG	28,260	616,320
Fresenius Medical Care AG & Co. KGaA	11,720	794,019
HeidelbergCement AG	12,085	436,773
Infineon Technologies AG	53,501	394,006
MAN SE	4,908	379,563
Metro AG	8,569	360,536
SAP AG	11,316	576,836

Total Germany common stocks		4,079,870

Ireland — 0.86%
Ryanair Holdings PLC ADR*	12,100	311,575

Italy — 1.40%
Fiat Industrial SpA*	68,350	509,642

Japan — 16.23%
Asahi Glass Co., Ltd.	55,000	536,244
ITOCHU Corp.	79,000	754,538
KDDI Corp.	66	453,294
Mitsubishi Corp.	21,600	439,877
Nissan Motor Co., Ltd.	47,700	421,537
ORIX Corp.	4,340	338,216
Sankyo Co., Ltd.	10,300	555,663
Shin-Etsu Chemical Co., Ltd.	11,900	583,465
Sony Financial Holdings, Inc.	43,700	660,868
Sumitomo Mitsui Financial Group, Inc.	28,300	798,686
THK Co., Ltd.	21,000	350,353

Total Japan common stocks		5,892,741

Luxembourg — 0.91%
ArcelorMittal	20,679	330,265

Netherlands — 5.31%
ASML Holding NV	19,304	670,779
Heineken NV	13,717	613,006
Wolters Kluwer NV	39,697	642,852

Total Netherlands common stocks		1,926,637

Norway — 4.22%
Statoil ASA	27,486	587,289
Telenor ASA	61,182	943,166

Total Norway common stocks		1,530,455

Singapore — 1.17%
DBS Group Holdings Ltd.	47,473	425,584

Spain — 2.96%
Acciona SA	5,936	501,087
Banco Santander SA	70,022	572,433

Total Spain common stocks		1,073,520

Switzerland — 9.52%
Credit Suisse Group AG*	16,165	419,468
Nestle SA	19,559	1,075,165
Novartis AG	24,654	1,375,929
SGS SA	386	585,398

Total Switzerland common stocks		3,455,960

United Kingdom — 18.92%
Barclays PLC	255,956	628,327
BP PLC	208,040	1,247,804
Imperial Tobacco Group PLC	29,916	1,010,278
Lloyds Banking Group PLC*	881,689	467,526
Prudential PLC	52,969	453,371
Rio Tinto PLC	10,115	446,728
Sage Group PLC	141,592	561,398
Scottish & Southern Energy PLC	23,971	479,393
Vodafone Group PLC	392,542	1,013,679
Xstrata PLC	44,597	559,310

Total United Kingdom common stocks		6,867,814

Total common stocks (cost $38,991,299)		34,671,401

Preferred stock — 2.06%
Germany — 2.06%
Volkswagen AG, Preference shares (cost $676,572)	5,645	746,833

Short-term investment — 1.33%
Investment company — 1.33%
UBS Cash Management Prime Relationship Fund[1] (cost $481,494)	481,494	481,494

Total investments — 98.91% (cost $40,149,365)		35,899,728
Cash and other assets, less liabilities — 1.09%		396,822

Net assets — 100.00%		$36,296,550

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,127,352
Gross unrealized depreciation	(7,376,989)

Net unrealized depreciation of investments	$(4,249,637)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

*	Non-Income producing security.
[1]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/10	09/30/11	09/30/11	09/30/11	09/30/11

UBS Cash Management Prime Relationship Fund	$ 706,577	$ 8,188,306	$ 8,413,389	$ 481,494	$ 571

Forward foreign currency contracts

						Unrealized
	Contracts		In		Maturity	appreciation/
Counterparty	to deliver		exchange for		date	(depreciation)

Goldman Sachs International	EUR	525,000	CHF	630,635	12/05/11	$(6,519)
JPMorgan Chase Bank	AUD	394,160	GBP	255,000	12/05/11	18,907
JPMorgan Chase Bank	CHF	1,435,000	USD	1,748,919	12/05/11	163,727
JPMorgan Chase Bank	DKK	1,530,000	USD	295,477	12/05/11	20,015
JPMorgan Chase Bank	EUR	235,000	GBP	203,627	12/05/11	2,600
JPMorgan Chase Bank	EUR	2,065,000	USD	2,948,138	12/05/11	182,380
JPMorgan Chase Bank	GBP	580,000	USD	935,194	12/05/11	31,279
JPMorgan Chase Bank	HKD	5,245,000	USD	673,566	12/05/11	(449)
JPMorgan Chase Bank	JPY	45,402,125	EUR	435,000	12/05/11	(6,562)
JPMorgan Chase Bank	JPY	19,000,000	USD	246,468	12/05/11	(93)
JPMorgan Chase Bank	NOK	7,440,000	USD	1,371,661	12/05/11	108,171
JPMorgan Chase Bank	USD	668,221	AUD	635,000	12/05/11	(58,444)
JPMorgan Chase Bank	USD	1,481,569	CAD	1,490,000	12/05/11	(61,629)
JPMorgan Chase Bank	USD	248,752	CHF	220,000	12/05/11	(5,726)
JPMorgan Chase Bank	USD	263,271	HKD	2,050,000	12/05/11	166
JPMorgan Chase Bank	USD	361,622	ILS	1,295,000	12/05/11	(16,588)
JPMorgan Chase Bank	USD	1,891,177	JPY	145,300,000	12/05/11	(5,631)
JPMorgan Chase Bank	USD	1,214,774	SEK	7,790,000	12/05/11	(83,036)
JPMorgan Chase Bank	USD	1,011,097	SGD	1,220,000	12/05/11	(78,223)
Morgan Stanley & Co., Inc.	USD	409,257	GBP	265,000	12/05/11	3,739

Net unrealized appreciation on forward foreign currency contracts.						$208,084

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$2,984,513	$31,686,888	$—	$34,671,401
Preferred stock	—	746,833	—	746,833
Short-term investment	—	481,494	—	481,494
Forward foreign currency contracts	—	208,084	—	208,084

Total	$2,984,513	$33,123,299	$—	$36,107,812

UBS Small-Cap Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	1.84%
Air freight & logistics	1.46
Auto components	1.71
Beverages	1.44
Capital markets	2.46
Chemicals	1.23
Commercial banks	2.51
Commercial services & supplies	1.24
Communications equipment	2.47
Computers & peripherals	0.51
Construction & engineering	1.42
Diversified consumer services	2.13
Diversified telecommunication services	0.65
Electric utilities	1.51
Electrical equipment	1.74
Electronic equipment, instruments & components	1.14
Energy equipment & services	7.11
Health care equipment & supplies	10.50
Health care providers & services	3.49
Health care technology	0.41
Hotels, restaurants & leisure	3.79
Household products	2.63
Insurance	1.41
Internet software & services	4.05
Life sciences tools & services	2.23
Machinery	2.69
Media	4.04
Personal products	1.37
Real estate investment trust (REIT)	7.75
Semiconductors & semiconductor equipment	0.51
Software	8.31
Specialty retail	3.59
Textiles, apparel & luxury goods	1.10
Thrifts & mortgage finance	1.43
Trading companies & distributors	2.48

Total common stocks	94.35%
Short-term investment	5.16
Investment of cash collateral from securities loaned	0.47

Total investments	99.98%
Cash and other assets, less liabilities	0.02

Net assets	100.00%

UBS Small-Cap Equity Relationship Fund — Portfolio of investments
 September 30, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 94.35%
Aerospace & defense — 1.84%
BE Aerospace, Inc.*	49,300	$1,632,323

Air freight & logistics — 1.46%
Hub Group, Inc., Class A*	45,600	1,289,112

Auto components — 1.71%
Tenneco, Inc.*	59,100	1,513,551

Beverages — 1.44%
Boston Beer Co., Inc., Class A*	17,500	1,272,250

Capital markets — 2.46%
Golub Capital BDC, Inc.	65,300	969,705
PennantPark Investment Corp.	135,500	1,208,660

		2,178,365

Chemicals — 1.23%
Cytec Industries, Inc.	31,000	1,089,340

Commercial banks — 2.51%
Center Financial Corp.*	216,700	1,016,323
East West Bancorp, Inc.	41,800	623,238
Prosperity Bancshares, Inc.	17,900	584,972

		2,224,533

Commercial services & supplies — 1.24%
InnerWorkings, Inc.*	139,500	1,093,680

Communications equipment — 2.47%
Aruba Networks, Inc.*	23,500	491,385
Finisar Corp.*	48,300	847,182
Netgear, Inc.*	32,900	851,781

		2,190,348

Computers & peripherals — 0.51%
SMART Technologies, Inc., Class A*	106,900	448,980

Construction & engineering — 1.42%
MasTec, Inc.*	71,200	1,253,832

Diversified consumer services — 2.13%
Coinstar, Inc.*	16,300	652,000
Universal Technical Institute, Inc.*	91,000	1,236,690

		1,888,690

Diversified telecommunication services — 0.65%
Cbeyond, Inc.*	81,200	573,272

Electric utilities — 1.51%
Unisource Energy Corp.	37,000	1,335,330

Electrical equipment — 1.74%
Regal-Beloit Corp.	34,000	1,542,920

Electronic equipment, instruments & components — 1.14%
Rofin-Sinar Technologies, Inc.*	52,800	1,013,760

Energy equipment & services — 7.11%
Bristow Group, Inc.	32,700	1,387,461
Dawson Geophysical Co.*	28,000	660,240
Dril-Quip, Inc.*	22,169	1,195,131
North American Energy Partners, Inc.*	171,700	999,294
Tetra Technologies, Inc.*	174,400	1,346,368
Willbros Group, Inc.*	169,200	705,564

		6,294,058

Health care equipment & supplies — 10.50%
AngioDynamics, Inc.*	25,594	336,305
CONMED Corp.*	40,400	929,604
Cooper Cos., Inc.	20,200	1,598,830
Greatbatch, Inc.*	82,300	1,646,823
ICU Medical, Inc.*	54,100	1,990,880
Integra LifeSciences Holdings Corp.*	38,800	1,387,876
Synovis Life Technologies, Inc.*	84,400	1,409,480

		9,299,798

Health care providers & services — 3.49%
Owens & Minor, Inc.	38,450	1,095,056
Patterson Cos., Inc.	31,200	893,256
PSS World Medical, Inc.*	56,000	1,102,640

		3,090,952

Health care technology — 0.41%
ePocrates, Inc.*	40,474	364,671

Hotels, restaurants & leisure — 3.79%
O’Charleys, Inc.*	154,900	920,106
Vail Resorts, Inc.	35,500	1,341,545
WMS Industries, Inc.*	62,300	1,095,857

		3,357,508

Household products — 2.63%
Central Garden and Pet Co., Class A*	97,900	693,132
Spectrum Brands Holdings, Inc.*	69,300	1,636,866

		2,329,998

Insurance — 1.41%
Validus Holdings Ltd.	50,200	1,250,984

Internet software & services — 4.05%
Digital River, Inc.*	36,100	748,353
IntraLinks Holdings, Inc.*	65,900	494,909
RightNow Technologies, Inc.*	35,300	1,166,665
ValueClick, Inc.*	75,400	1,173,224

		3,583,151

Life sciences tools & services — 2.23%
Bio-Rad Laboratories, Inc., Class A*	21,800	1,978,786

Machinery — 2.69%
CIRCOR International, Inc.	27,200	798,864
Greenbrier Cos., Inc.*	50,400	587,160
Kaydon Corp.	34,800	998,064

		2,384,088

Media — 4.04%
Cinemark Holdings, Inc.	96,800	1,827,584
ReachLocal, Inc.*1	45,600	495,672
Valassis Communications, Inc.*	66,900	1,253,706

		3,576,962

Personal products — 1.37%
Prestige Brands Holdings, Inc.*	133,861	1,211,442

Real estate investment trust (REIT) — 7.75%
Campus Crest Communities, Inc.	188,900	2,055,232
CYS Investments, Inc.	102,100	1,234,389
Entertainment Properties Trust	31,000	1,208,380
Hudson Pacific Properties, Inc.	90,500	1,052,515
Invesco Mortgage Capital, Inc.	52,200	737,586
Summit Hotel Properties, Inc.	82,200	580,332

		6,868,434

Semiconductors & semiconductor equipment — 0.51%
ON Semiconductor Corp.*	63,100	452,427

Software — 8.31%
Cadence Design Systems, Inc.*	114,700	1,059,828
NICE Systems Ltd. ADR*	28,000	849,800
Nuance Communications, Inc.*	69,500	1,415,020
RealPage, Inc.*	33,600	687,120
Solera Holdings, Inc.	20,600	1,040,300
SS&C Technologies Holdings, Inc.*	74,600	1,066,034
Tangoe, Inc.*	60,026	678,894
Websense, Inc.*	32,800	567,440

		7,364,436

Specialty retail — 3.59%
Children’s Place Retail Stores, Inc.*	22,900	1,065,537
Francesca’s Holdings Corp.*	47,391	1,005,163
PetSmart, Inc.	26,000	1,108,900

		3,179,600

Textiles, apparel & luxury goods — 1.10%
Movado Group, Inc.	80,204	976,884

Thrifts & mortgage finance — 1.43%
Brookline Bancorp, Inc.	163,900	1,263,669

Trading companies & distributors — 2.48%
United Rentals, Inc.*	58,700	988,508
Watsco, Inc.	23,600	1,205,960

		2,194,468

Total common stocks (cost $90,334,349)		83,562,602

Short-term investment — 5.16%
Investment company — 5.16%
UBS Cash Management Prime Relationship Fund[2] (cost $4,573,244)	4,573,244	4,573,244

Investment of cash collateral from securities loaned — 0.47%
UBS Private Money Market Fund LLC[2] (cost $420,000)	420,000	420,000

Total investments — 99.98% (cost $95,327,593)		88,555,846
Cash and other assets, less liabilities — 0.02%		16,768

Net assets — 100.00%		$88,572,614

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:
Gross unrealized appreciation	$7,200,556
Gross unrealized depreciation	(13,972,303)

Net unrealized depreciation of investments	$(6,771,747)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at September 30, 2011.
[2]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/10	09/30/11	09/30/11	09/30/11	09/30/11

UBS Cash Management Prime Relationship Fund	$6,367,744	$28,303,257	$30,097,757	$4,573,244	$6,816
UBS Private Money Market Fund LLC[a]	4,577,175	23,984,881	28,142,056	420,000	741

	$10,944,919	$52,288,138	$58,239,813	$4,993,244	$7,557

aThe advisor does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$83,562,602	$—	$—	$83,562,602
Short-term investment	—	4,573,244	—	4,573,244
Investment of cash collateral from
securities loaned	—	420,000	—	420,000

Total	$83,562,602	$4,993,244	$—	$88,555,846

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	4.53%
Air freight & logistics	1.22
Airlines	1.03
Automobiles	1.53
Beverages	3.14
Biotechnology	5.02
Capital markets	2.76
Chemicals	2.26
Commercial banks	4.38
Communications equipment	4.06
Computers & peripherals	6.16
Construction materials	1.01
Diversified consumer services	0.86
Diversified financial services	5.00
Electric utilities	7.53
Energy equipment & services	4.57
Food & staples retailing	3.87
Food products	2.95
Health care equipment & supplies	3.58
Health care providers & services	3.28
Hotels, restaurants & leisure	3.31
Household products	2.77
Insurance	2.58
Internet & catalog retail	2.12
IT services	3.01
Life sciences tools & services	1.13
Machinery	3.11
Media	6.30
Metals & mining	0.44
Oil, gas & consumable fuels	8.18
Pharmaceuticals	7.12
Real estate investment trust (REIT)	1.27
Road & rail	2.53
Semiconductors & semiconductor equipment	2.76
Software	4.88
Specialty retail	1.30

Total common stocks	121.55%
Investment company
SPDR S&P 500 ETF Trust	1.65
Short-term investment	0.18

Total investments before investments sold short	123.38%
Investments sold short
Common stocks
Chemicals	(0.57)%
Commercial banks	(1.62)
Computers & peripherals	(0.62)
Diversified telecommunication services	(0.78)
Energy equipment & services	(0.60)
Food products	(0.79)
Gas utilities	(0.49)
Health care equipment & supplies	(1.12)
Health care providers & services	(1.45)
Hotels, restaurants & leisure	(1.12)
Household products	(0.88)
Industrial conglomerates	(0.97)
Insurance	(0.67)
Internet software & services	(0.22)
IT services	(0.52)
Life sciences tools & services	(0.62)
Machinery	(0.62)
Media	(0.92)
Multiline retail	(1.04)
Multi-utilities	(1.66)
Oil, gas & consumable fuels	(1.00)
Pharmaceuticals	(1.74)
Semiconductors & semiconductor equipment	(1.94)
Software	(1.17)
Specialty retail	(0.57)
Water utilities	(1.48)

Total investments sold short	(25.18)%
Total investments, net of investments sold short	98.20
Cash and other assets, less liabilities	1.80

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of UBS U.S. Equity Alpha Relationship Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments
September 30, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 121.55%
Aerospace & defense — 4.53%
Boeing Co.[1]	55,300	$3,346,203
General Dynamics Corp.[1]	71,700	4,079,013

		7,425,216

Air freight & logistics — 1.22%
FedEx Corp.[1]	29,600	2,003,328

Airlines — 1.03%
Southwest Airlines Co.[1]	211,000	1,696,440

Automobiles — 1.53%
General Motors Co.*1	124,200	2,506,356

Beverages — 3.14%
PepsiCo, Inc.[1]	83,200	5,150,080

Biotechnology — 5.02%
Acorda Therapeutics, Inc.*1	49,600	990,016
Alexion Pharmaceuticals, Inc.*1	33,700	2,158,822
Amgen, Inc.[1]	42,000	2,307,900
Amylin Pharmaceuticals, Inc.*1	82,100	757,783
Pharmasset, Inc.*1	24,400	2,009,828

		8,224,349

Capital markets — 2.76%
Goldman Sachs Group, Inc.[1]	28,300	2,675,765
Morgan Stanley[1]	137,200	1,852,200

		4,527,965

Chemicals — 2.26%
Celanese Corp., Series A1	69,100	2,247,823
Dow Chemical Co.	65,000	1,459,900

		3,707,723

Commercial banks — 4.38%
US Bancorp[1]	108,400	2,551,736
Wells Fargo & Co.[1]	192,100	4,633,452

		7,185,188

Communications equipment — 4.06%
Cisco Systems, Inc.[1]	185,700	2,876,493
QUALCOMM, Inc.[1]	77,800	3,783,414

		6,659,907

Computers & peripherals — 6.16%
Apple, Inc.*1	20,900	7,966,662
Hewlett-Packard Co.[1]	94,800	2,128,260

		10,094,922

Construction materials — 1.01%
Vulcan Materials Co.[1]	60,100	1,656,356

Diversified consumer services — 0.86%
Apollo Group, Inc., Class A*1	35,400	1,402,194

Diversified financial services — 5.00%
Citigroup, Inc.[1]	153,650	3,936,513
JPMorgan Chase & Co.[1]	141,700	4,268,004

		8,204,517

Electric utilities — 7.53%
American Electric Power Co., Inc.[1]	91,800	3,490,236
Edison International[1]	77,300	2,956,725
FirstEnergy Corp.[1]	64,100	2,878,731
NextEra Energy, Inc.[1]	56,000	3,025,120

		12,350,812

Energy equipment & services — 4.57%
Baker Hughes, Inc.	20,100	927,816
Ensco PLC ADR	63,000	2,547,090
McDermott International, Inc.*	64,000	688,640
Noble Corp.*1	113,200	3,322,420

		7,485,966

Food & staples retailing — 3.87%
Kroger Co.[1]	182,100	3,998,916
Wal-Mart Stores, Inc.[1]	45,300	2,351,070

		6,349,986

Food products — 2.95%
Kraft Foods, Inc., Class A1	143,900	4,832,162

Health care equipment & supplies — 3.58%
Baxter International, Inc.[1]	56,300	3,160,682
Medtronic, Inc.[1]	81,300	2,702,412

		5,863,094

Health care providers & services — 3.28%
HCA Holdings, Inc.*1	108,000	2,177,280
UnitedHealth Group, Inc.[1]	69,400	3,200,728

		5,378,008

Hotels, restaurants & leisure — 3.31%
Carnival Corp.[1]	95,200	2,884,560
International Game Technology[1]	175,400	2,548,562

		5,433,122

Household products — 2.77%
Colgate-Palmolive Co.[1]	51,300	4,549,284

Insurance — 2.58%
Aflac, Inc.[1]	50,400	1,761,480
MetLife, Inc.[1]	88,000	2,464,880

		4,226,360

Internet & catalog retail — 2.12%
Amazon.com, Inc.*1	16,100	3,481,303

IT services — 3.01%
ServiceSource International, Inc.*	51,800	684,278
Visa, Inc., Class A1	49,500	4,243,140

		4,927,418

Life sciences tools & services — 1.13%
Bio-Rad Laboratories, Inc., Class A*1	20,500	1,860,785

Machinery — 3.11%
Illinois Tool Works, Inc.[1]	80,500	3,348,800
PACCAR, Inc.[1]	51,900	1,755,258

		5,104,058

Media — 6.30%
Comcast Corp., Class A1	147,800	3,089,020
Time Warner, Inc.[1]	138,700	4,156,839
Viacom, Inc., Class B1	79,700	3,087,578

		10,333,437

Metals & mining — 0.44%
Steel Dynamics, Inc.[1]	72,300	717,216

Oil, gas & consumable fuels — 8.18%
EOG Resources, Inc.[1]	26,500	1,881,765
Exxon Mobil Corp.	67,900	4,931,577
Hess Corp.[1]	59,300	3,110,878
Peabody Energy Corp.	37,600	1,273,888
Ultra Petroleum Corp.*1	79,600	2,206,512

		13,404,620

Pharmaceuticals — 7.12%
Allergan, Inc.[1]	23,600	1,944,168
Johnson & Johnson[1]	64,600	4,115,666
Merck & Co., Inc.[1]	123,200	4,029,872
Teva Pharmaceutical Industries Ltd. ADR	42,500	1,581,850

		11,671,556

Real estate investment trust (REIT) — 1.27%
Annaly Capital Management, Inc.[1]	125,100	2,080,413

Road & rail — 2.53%
Hertz Global Holdings, Inc.*1	234,700	2,088,830
Norfolk Southern Corp.[1]	33,800	2,062,476

		4,151,306

Semiconductors & semiconductor equipment — 2.76%
Broadcom Corp., Class A*1	73,600	2,450,144
Intersil Corp., Class A1	201,700	2,075,493

		4,525,637

Software — 4.88%
Adobe Systems, Inc.*1	208,800	5,046,696
Symantec Corp.*1	180,800	2,947,040

		7,993,736

Specialty retail — 1.30%
GameStop Corp., Class A*1	92,300	2,132,130

Total common stocks (cost $215,051,831)		199,296,950

Investment company — 1.65%
SPDR S&P 500 ETF Trust (cost $3,211,298)	24,000	2,716,080

Short-term investment — 0.18%
Investment company — 0.18%
UBS Cash Management Prime Relationship Fund[2]
(cost $291,385)	291,385	291,385

Total investments before investments sold short — 123.38%
(cost $218,554,514)		202,304,415

Investments sold short — (25.18)%
Common stocks — (25.18)%
Chemicals — (0.57)%
EI Du Pont de Nemours & Co.	(9,200)	(367,724)
Praxair, Inc.	(6,000)	(560,880)

		(928,604)

Commercial banks — (1.62)%
BB&T Corp.	(29,800)	(635,634)
KeyCorp	(238,800)	(1,416,084)
M&T Bank Corp.	(8,700)	(608,130)

		(2,659,848)

Computers & peripherals — (0.62)%
NetApp, Inc.	(29,900)	(1,014,806)

Diversified telecommunication services — (0.78)%
CenturyLink, Inc.	(38,694)	(1,281,545)

Energy equipment & services — (0.60)%
Halliburton Co.	(32,200)	(982,744)

Food products — (0.79)%
Smithfield Foods, Inc.	(66,400)	(1,294,800)

Gas utilities — (0.49)%
Questar Corp.	(45,100)	(798,721)

Health care equipment & supplies — (1.12)%
IDEXX Laboratories, Inc.	(8,900)	(613,833)
Intuitive Surgical, Inc.	(2,000)	(728,560)
Zoll Medical Corp.	(13,000)	(490,620)

		(1,833,013)

Health care providers & services — (1.45)%
Bio-Reference Labs, Inc.	(32,600)	(600,166)
Humana, Inc.	(15,600)	(1,134,588)
Laboratory Corp. of America Holdings	(8,100)	(640,305)

		(2,375,059)

Hotels, restaurants & leisure — (1.12)%
Hyatt Hotels Corp., Class A	(31,300)	(981,881)
Starwood Hotels & Resorts Worldwide, Inc.	(21,900)	(850,158)

		(1,832,039)

Household products — (0.88)%
Church & Dwight Co., Inc.	(32,600)	(1,440,920)

Industrial conglomerates — (0.97)%
Tyco International Ltd.	(39,200)	(1,597,400)

Insurance — (0.67)%
Travelers Cos., Inc.	(22,700)	(1,106,171)

Internet software & services — (0.22)%
Monster Worldwide, Inc.	(51,500)	(369,770)

IT services — (0.52)%
Cognizant Technology Solutions Corp., Class A	(13,500)	(846,450)

Life sciences tools & services — (0.62)%
Mettler-Toledo International, Inc.	(4,400)	(615,824)
Thermo Fisher Scientific, Inc.	(8,000)	(405,120)

		(1,020,944)

Machinery — (0.62)%
AGCO Corp.	(29,200)	(1,009,444)

Media — (0.92)%
Discovery Communications, Inc., Class A	(23,900)	(899,118)
Lamar Advertising Co., Class A	(36,300)	(618,189)

		(1,517,307)

Multiline retail — (1.04)%
Dollar General Corp.	(45,300)	(1,710,528)

Multi-utilities — (1.66)%
Consolidated Edison, Inc.	(27,700)	(1,579,454)
Integrys Energy Group, Inc.	(23,500)	(1,142,570)

		(2,722,024)

Oil, gas & consumable fuels — (1.00)%
ConocoPhillips	(6,600)	(417,912)
Pioneer Natural Resources Co.	(18,700)	(1,229,899)

		(1,647,811)

Pharmaceuticals — (1.74)%
Eli Lilly & Co.	(58,100)	(2,147,957)
Perrigo Co.	(7,200)	(699,192)

		(2,847,149)

Semiconductors & semiconductor equipment — (1.94)%
Altera Corp.	(33,700)	(1,062,561)
LSI Corp.	(192,200)	(995,596)
Novellus Systems, Inc.	(41,200)	(1,123,112)

		(3,181,269)

Software — (1.17)%
BMC Software, Inc.	(33,200)	(1,280,192)
Compuware Corp.	(83,700)	(641,142)

		(1,921,334)

Specialty retail — (0.57)%
CarMax, Inc.	(15,800)	(376,830)
Williams-Sonoma, Inc.	(17,900)	(551,141)

		(927,971)

Water utilities — (1.48)%
American Water Works Co., Inc.	(44,500)	(1,343,010)
Aqua America, Inc.	(50,000)	(1,078,500)

		(2,421,510)

Total investments sold short
(proceeds $41,632,777)		(41,289,181)

Total investments, net of investments sold short — 98.20%		161,015,234
Cash and other assets, less liabilities — 1.80%		2,945,999

Net assets — 100.00%		$163,961,233

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$14,418,352
Gross unrealized depreciation	(30,668,451)

Net unrealized depreciation of investments	$(16,250,099)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
[1]	All or a portion of these securities have been delivered to cover open short positions.
[2]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.
Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/10	09/30/11	09/30/11	09/30/11	09/30/11

UBS Cash Management Prime Relationship Fund	$2,363,512	$54,022,475	$56,094,602	$291,385	$2,502

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$199,296,950	$—	$—	$199,296,950
Common stocks sold short	(41,289,181)	—	—	(41,289,181)
Investment company	2,716,080	—	—	2,716,080
Short-term investment	—	291,385	—	291,385

Total	$160,723,849	$291,385	$—	$161,015,234

UBS U.S. Large Cap Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	5.34%
Air freight & logistics	1.17
Airlines	1.24
Automobiles	1.36
Beverages	2.46
Biotechnology	4.42
Capital markets	2.77
Chemicals	2.15
Commercial banks	3.68
Communications equipment	3.55
Computers & peripherals	5.38
Construction materials	1.09
Diversified consumer services	0.77
Diversified financial services	4.33
Electric utilities	3.93
Energy equipment & services	4.15
Food & staples retailing	1.60
Food products	2.51
Health care equipment & supplies	2.54
Health care providers & services	2.82
Hotels, restaurants & leisure	2.53
Household products	2.15
Insurance	2.32
Internet & catalog retail	1.57
IT services	2.04
Life sciences tools & services	0.55
Machinery	1.93
Media	5.13
Oil, gas & consumable fuels	6.70
Pharmaceuticals	6.83
Real estate investment trust (REIT)	1.04
Road & rail	1.25
Semiconductors & semiconductor equipment	2.14
Software	3.63
Specialty retail	1.06
Textiles, apparel & luxury goods	0.85

Total common stocks	98.98%
Short-term investment	1.06

Total investments	100.04%
Liabilities, in excess of cash and other assets	(0.04)

Net assets	100.00%

UBS U.S. Large Cap Equity Relationship Fund — Portfolio of investments
 September 30, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 98.98%
Aerospace & defense — 5.34%
Boeing Co.	10,000	$605,100
General Dynamics Corp.	12,200	694,058
Textron, Inc.	26,000	458,640

		1,757,798

Air freight & logistics — 1.17%
FedEx Corp.	5,700	385,776

Airlines — 1.24%
Southwest Airlines Co.	50,700	407,628

Automobiles — 1.36%
General Motors Co.*	22,200	447,996

Beverages — 2.46%
PepsiCo, Inc.	13,100	810,890

Biotechnology — 4.42%
Acorda Therapeutics, Inc.*	8,700	173,652
Alexion Pharmaceuticals, Inc.*	6,900	442,014
Amgen, Inc.	5,900	324,205
Amylin Pharmaceuticals, Inc.*	13,300	122,759
Pharmasset, Inc.*	4,800	395,376

		1,458,006

Capital markets — 2.77%
Goldman Sachs Group, Inc.	5,100	482,205
Morgan Stanley	31,900	430,650

		912,855

Chemicals — 2.15%
Celanese Corp., Series A	10,700	348,071
Dow Chemical Co.	16,000	359,360

		707,431

Commercial banks — 3.68%
US Bancorp	21,100	496,694
Wells Fargo & Co.	29,700	716,364

		1,213,058

Communications equipment — 3.55%
Cisco Systems, Inc.	36,900	571,581
QUALCOMM, Inc.	12,300	598,149

		1,169,730

Computers & peripherals — 5.38%
Apple, Inc.*	3,700	1,410,366
Hewlett-Packard Co.	16,200	363,690

		1,774,056

Construction materials — 1.09%
Martin Marietta Materials, Inc.	5,700	360,354

Diversified consumer services — 0.77%
Apollo Group, Inc., Class A*	6,400	253,504

Diversified financial services — 4.33%
Citigroup, Inc.	28,370	726,840
JPMorgan Chase & Co.	23,200	698,784

		1,425,624

Electric utilities — 3.93%
American Electric Power Co., Inc.	11,600	441,032
FirstEnergy Corp.	8,900	399,699
NextEra Energy, Inc.	8,400	453,768

		1,294,499

Energy equipment & services — 4.15%
Baker Hughes, Inc.	5,000	230,800
Ensco PLC ADR	10,200	412,386
McDermott International, Inc.*	25,200	271,152
Noble Corp.*	15,400	451,990

		1,366,328

Food & staples retailing — 1.60%
Kroger Co.	24,000	527,040

Food products — 2.51%
Kraft Foods, Inc., Class A	24,600	826,068

Health care equipment & supplies — 2.54%
Baxter International, Inc.	6,900	387,366
Medtronic, Inc.	13,500	448,740

		836,106

Health care providers & services — 2.82%
HCA Holdings, Inc.*	15,400	310,464
UnitedHealth Group, Inc.	13,400	618,008

		928,472

Hotels, restaurants & leisure — 2.53%
Carnival Corp.	16,000	484,800
International Game Technology	23,900	347,267

		832,067

Household products — 2.15%
Colgate-Palmolive Co.	8,000	709,440

Insurance — 2.32%
Aflac, Inc.	10,000	349,500
MetLife, Inc.	14,800	414,548

		764,048

Internet & catalog retail — 1.57%
Amazon.com, Inc.*	2,400	518,952

IT services — 2.04%
ServiceSource International, Inc.*	13,200	174,372
Visa, Inc., Class A	5,800	497,176

		671,548

Life sciences tools & services — 0.55%
Bio-Rad Laboratories, Inc., Class A*	2,000	181,540

Machinery — 1.93%
Illinois Tool Works, Inc.	15,300	636,480

Media — 5.13%
Comcast Corp., Class A	29,800	622,820
Time Warner, Inc.	22,000	659,340
Viacom, Inc., Class B	10,500	406,770

		1,688,930

Oil, gas & consumable fuels — 6.70%
EOG Resources, Inc.	5,700	404,757
Exxon Mobil Corp.	9,100	660,933
Hess Corp.	8,900	466,894
Peabody Energy Corp.	9,500	321,860
Ultra Petroleum Corp.*	12,700	352,044

		2,206,488

Pharmaceuticals — 6.83%
Allergan, Inc.	5,700	469,566
Johnson & Johnson	14,900	949,279
Merck & Co., Inc.	19,400	634,574
Teva Pharmaceutical Industries Ltd. ADR	5,300	197,266

		2,250,685

Real estate investment trust (REIT) — 1.04%
Annaly Capital Management, Inc.	20,600	342,578

Road & rail — 1.25%
Hertz Global Holdings, Inc.*	46,400	412,960

Semiconductors & semiconductor equipment — 2.14%
Broadcom Corp., Class A*	11,500	382,835
Intersil Corp., Class A	31,200	321,048

		703,883

Software — 3.63%
Adobe Systems, Inc.*	26,900	650,173
Symantec Corp.*	33,400	544,420

		1,194,593

Specialty retail — 1.06%
GameStop Corp., Class A*	15,100	348,810

Textiles, apparel & luxury goods — 0.85%
Coach, Inc.	5,400	279,882

Total common stocks
(cost $35,047,498)		32,606,103

Short-term investment — 1.06%
Investment company — 1.06%
UBS Cash Management Prime Relationship Fund[1]
(cost $347,560)	347,560	347,560

Total investments — 100.04%
(cost $35,395,058)		32,953,663

Liabilities, in excess of cash and other assets — (0.04)%		(11,506)

Net assets — 100.00%		$32,942,157

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,637,474
Gross unrealized depreciation	(5,078,869)

Net unrealized depreciation of investments	$(2,441,395)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
[1]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/10	09/30/11	09/30/11	09/30/11	09/30/11

UBS Cash Management Prime Relationship Fund	$768,221	$6,330,906	$6,751,567	$347,560	$862

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$32,606,103	$ —	$—	$32,606,103
Short-term investment	—	347,560	—	347,560

Total	$32,606,103	$347,560	$—	$32,953,663

UBS U.S. Large Cap Growth Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	2.46%
Air freight & logistics	2.09
Chemicals	4.23
Communications equipment	4.31
Computers & peripherals	10.66
Diversified financial services	2.29
Electrical equipment	1.22
Energy equipment & services	2.83
Food & staples retailing	2.47
Food products	2.70
Health care equipment & supplies	1.07
Health care providers & services	2.60
Hotels, restaurants & leisure	7.58
Industrial conglomerates	2.03
Internet & catalog retail	7.21
Internet software & services	7.43
IT services	4.12
Life sciences tools & services	2.36
Media	2.11
Metals & mining	0.73
Oil, gas & consumable fuels	3.21
Personal products	2.59
Pharmaceuticals	5.45
Road & rail	1.04
Software	3.98
Textiles, apparel & luxury goods	3.82
Wireless telecommunication services	2.50

Total common stocks	95.09%
Short-term investment	3.21

Total investments	98.30%
Cash and other assets, less liabilities	1.70

Net assets	100.00%

UBS U.S. Large Cap Growth Equity Relationship Fund — Portfolio of investments
 September 30, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 95.09%
Aerospace & defense — 2.46%
Precision Castparts Corp.	17,200	$2,673,912

Air freight & logistics — 2.09%
C.H. Robinson Worldwide, Inc.	33,200	2,273,204

Chemicals — 4.23%
Ecolab, Inc.	22,400	1,095,136
FMC Corp.	21,500	1,486,940
Sherwin-Williams Co.	27,200	2,021,504

		4,603,580

Communications equipment — 4.31%
QUALCOMM, Inc.	55,500	2,698,965
Riverbed Technology, Inc.*	100,000	1,996,000

		4,694,965

Computers & peripherals — 10.66%
Apple, Inc.*	21,300	8,119,134
EMC Corp.*	166,200	3,488,538

		11,607,672

Diversified financial services — 2.29%
CME Group, Inc.	10,100	2,488,640

Electrical equipment — 1.22%
Roper Industries, Inc.	19,300	1,329,963

Energy equipment & services — 2.83%
FMC Technologies, Inc.*	63,500	2,387,600
Schlumberger Ltd.	11,600	692,868

		3,080,468

Food & staples retailing — 2.47%
CVS Caremark Corp.	80,200	2,693,116

Food products — 2.70%
Kellogg Co.	55,200	2,936,088

Health care equipment & supplies — 1.07%
Edwards Lifesciences Corp.*	16,300	1,161,864

Health care providers & services — 2.60%
Express Scripts, Inc.*	76,300	2,828,441

Hotels, restaurants & leisure — 7.58%
Chipotle Mexican Grill, Inc.*	3,800	1,151,210
Las Vegas Sands Corp.*	91,400	3,504,276
McDonald’s Corp.	41,000	3,600,620

		8,256,106

Industrial conglomerates — 2.03%
Danaher Corp.	52,800	2,214,432

Internet & catalog retail — 7.21%
Amazon.com, Inc.*	23,600	5,103,028
Priceline.com, Inc.*	6,100	2,741,706

		7,844,734

Internet software & services — 7.43%
Baidu, Inc. ADR*	18,400	1,967,144
Google, Inc., Class A*	8,100	4,166,478
MercadoLibre, Inc.	19,200	1,032,000
Sina Corp.*	12,900	923,769

		8,089,391

IT services — 4.12%
Teradata Corp.*	19,300	1,033,129
Visa, Inc., Class A	40,200	3,445,944

		4,479,073

Life sciences tools & services — 2.36%
Agilent Technologies, Inc.*	82,200	2,568,750

Media — 2.11%
Discovery Communications, Inc., Class A*	41,300	1,553,706
Focus Media Holding Ltd. ADR*	44,400	745,476

		2,299,182

Metals & mining — 0.73%
Freeport-McMoRan Copper & Gold, Inc.	26,100	794,745

Oil, gas & consumable fuels — 3.21%
Concho Resources, Inc.*	32,300	2,297,822
CONSOL Energy, Inc.	35,100	1,190,943

		3,488,765

Personal products — 2.59%
Estee Lauder Cos., Inc., Class A	32,100	2,819,664

Pharmaceuticals — 5.45%
Allergan, Inc.	41,900	3,451,722
Watson Pharmaceuticals, Inc.*	36,400	2,484,300

		5,936,022

Road & rail — 1.04%
Union Pacific Corp.	13,800	1,127,046

Software — 3.98%
Oracle Corp.	90,700	2,606,718
Salesforce.com, Inc.*	15,100	1,725,628

		4,332,346

Textiles, apparel & luxury goods — 3.82%
NIKE, Inc., Class B	23,500	2,009,485
Polo Ralph Lauren Corp.	16,600	2,153,020

		4,162,505

Wireless telecommunication services — 2.50%
Crown Castle International Corp.*	67,000	2,724,890

Total common stocks (cost $109,680,933)		103,509,564

Short-term investment — 3.21%
Investment company — 3.21%
UBS Cash Management Prime Relationship Fund[1]
(cost $3,489,415)	3,489,415	3,489,415

Total investments — 98.30%
(cost $113,170,348)		106,998,979
Cash and other assets, less liabilities — 1.70%		1,853,194

Net assets — 100.00%		$108,852,173

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$4,774,557
Gross unrealized depreciation	(10,945,926)

Net unrealized depreciation of investments	$(6,171,369)

*	Non-income producing security.
[1]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/10	09/30/11	09/30/11	09/30/11	09/30/11

UBS Cash Management Prime Relationship Fund	$160,351	$28,300,501	$24,971,437	$3,489,415	$2,270
UBS Private Money Market Fund LLC[a]	1,215,500	11,420,185	12,635,685	—	82

	$1,375,851	$39,720,686	$37,607,122	$3,489,415	$2,352

[a] The advisor does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$103,509,564	$—	$—	$103,509,564
Short-term investment	—	3,489,415	—	3,489,415

Total	$103,509,564	$3,489,415	$—	$106,998,979

UBS Credit Bond Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2011

Bonds
Corporate bonds
Aerospace & defense	0.54%
Automobiles	0.43
Beverages	1.86
Biotechnology	0.60
Building products	0.57
Capital markets	5.44
Chemicals	0.80
Commercial banks	7.40
Commercial services & supplies	0.92
Communications equipment	0.18
Computers & peripherals	0.99
Consumer finance	0.31
Diversified financial services	4.96
Diversified telecommunication services	5.32
Electric utilities	4.76
Energy equipment & services	0.52
Food & staples retailing	0.78
Food products	1.49
Health care providers & services	1.45
Household durables	0.53
Insurance	4.24
Leisure equipment & products	0.35
Machinery	1.02
Media	6.02
Metals & mining	3.17
Multiline retail	0.29
Multi-utilities	0.93
Office electronics	0.68
Oil, gas & consumable fuels	11.38
Paper & forest products	0.43
Pharmaceuticals	1.16
Real estate investment trust (REIT)	1.28
Road & rail	0.73
Semiconductors & semiconductor equipment	0.23
Software	0.17
Tobacco	1.29
Wireless telecommunication services	2.80

Total corporate bonds	76.02%
Asset-backed security	0.33
Commercial mortgage-backed securities	0.76
Municipal bonds	4.62
US government obligations	7.36
Non-US government obligations	5.75
Supranational bonds	2.19

Total bonds	97.03%
Preferred stock	0.02
Short-term investment	2.37

Total investments	99.42%
Cash and other assets, less liabilities	0.58

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of UBS Credit Bond Relationship Fund. Figures would be different if a breakdown of derivatives exposure was included.

UBS Credit Bond Relationship Fund — Portfolio of investments
September 30, 2011 (unaudited)

	Face
Security description	amount	Value

Bonds — 97.03%
Corporate bonds — 76.02%
Australia — 1.18%
National Australia Bank Ltd.,
3.000%, due 07/27/16[1]	$1,585,000	$1,588,631
Rio Tinto Finance USA Ltd.,
9.000%, due 05/01/19	2,400,000	3,229,843

Total Australia corporate bonds		4,818,474

Austria — 0.93%
Oesterreichische Kontrollbank AG,
1.875%, due 03/21/12	3,750,000	3,776,460

Bermuda — 0.40%
Axis Capital Holdings Ltd.,
5.750%, due 12/01/14	1,000,000	1,066,061
Validus Holdings Ltd.,
8.875%, due 01/26/40	500,000	554,724

Total Bermuda corporate bonds		1,620,785

Brazil — 0.66%
Petrobras International Finance Co.,
5.375%, due 01/27/21	1,640,000	1,630,931
5.875%, due 03/01/18	1,000,000	1,041,370

Total Brazil corporate bonds		2,672,301

Canada — 2.04%
Barrick Gold Corp.,
2.900%, due 05/30/16	2,420,000	2,451,789
Cenovus Energy, Inc.,
4.500%, due 09/15/14	2,975,000	3,207,166
EnCana Corp.,
5.900%, due 12/01/17	1,110,000	1,263,033
TransCanada PipeLines Ltd.,
7.625%, due 01/15/39	1,015,000	1,378,948

Total Canada corporate bonds		8,300,936

Cayman Islands — 1.70%
Transocean, Inc.,
6.000%, due 03/15/18	2,000,000	2,129,568
Vale Overseas Ltd.,
4.625%, due 09/15/20	2,475,000	2,400,750
6.875%, due 11/21/36	2,240,000	2,416,062

Total Cayman Islands corporate bonds		6,946,380

France — 0.57%
RCI Banque SA,
4.600%, due 04/12/16[1]	590,000	579,431
Total Capital SA,
2.300%, due 03/15/16	1,700,000	1,745,096

Total France corporate bonds		2,324,527

Ireland — 0.59%
Governor & Co. of the Bank of Ireland,
2.750%, due 03/02/12[1]	2,500,000	2,400,557

Luxembourg — 1.70%
Covidien International Finance SA,
4.200%, due 06/15/20	1,000,000	1,084,982
Enel Finance International SA,
3.875%, due 10/07/14[1]	1,100,000	1,073,392
Telecom Italia Capital SA,
5.250%, due 11/15/13	4,895,000	4,784,740

Total Luxembourg corporate bonds		6,943,114

Malaysia — 0.28%
Petronas Capital Ltd.,
5.250%, due 08/12/19[1]	1,055,000	1,143,806

Mexico — 0.34%
America Movil SAB de CV,
2.375%, due 09/08/16	1,125,000	1,087,875
5.000%, due 03/30/20	275,000	290,400

Total Mexico corporate bonds		1,378,275

Netherlands — 0.70%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
5.250%, due 05/24/41	830,000	909,623
EDP Finance BV,
6.000%, due 02/02/18[1]	825,000	653,806
Volkswagen International Finance NV,
1.625%, due 08/12/13[1]	1,270,000	1,274,412

Total Netherlands corporate bonds		2,837,841

Netherlands Antilles — 0.31%
Teva Pharmaceutical Finance II BV,
3.000%, due 06/15/15	1,190,000	1,247,419

Qatar — 0.63%
Qtel International Finance Ltd.,
7.875%, due 06/10/19[1]	1,000,000	1,217,500
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
5.500%, due 09/30/14[1]	1,250,000	1,351,875

Total Qatar corporate bonds		2,569,375

South Africa — 0.37%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	1,550,000	1,518,567

South Korea — 1.06%
Export-Import Bank of Korea,
5.875%, due 01/14/15	4,075,000	4,333,070

Spain — 0.97%
Telefonica Emisiones SAU,
5.462%, due 02/16/21	1,360,000	1,291,430
6.221%, due 07/03/17	2,625,000	2,652,794

Total Spain corporate bonds		3,944,224

Sweden — 0.76%
Nordea Bank AB,
4.875%, due 05/13/21[1]	1,535,000	1,311,658
Svenska Handelsbanken AB,
3.125%, due 07/12/16	1,780,000	1,789,925

Total Sweden corporate bonds		3,101,583

United Kingdom — 2.34%
Barclays Bank PLC,
5.140%, due 10/14/20	95,000	77,039
BP Capital Markets PLC,
3.875%, due 03/10/15	2,030,000	2,152,239
5.250%, due 11/07/13	750,000	807,551
British Telecommunications PLC,
9.875%, due 12/15/30	575,000	831,876
Diageo Capital PLC,
4.828%, due 07/15/20	2,125,000	2,377,820
PPL WEM Holdings PLC,
3.900%, due 05/01/16[1]	610,000	639,454
Vodafone Group PLC,
5.625%, due 02/27/17	2,300,000	2,635,797

Total United Kingdom corporate bonds		9,521,776

United States — 58.49%
Allergan, Inc.,
5.750%, due 04/01/16	1,390,000	1,609,613
Allied Waste North America, Inc.,
6.875%, due 06/01/17	2,300,000	2,458,125

Altria Group, Inc.,
9.950%, due 11/10/38	1,500,000	2,137,624
Ameren Corp.,
8.875%, due 05/15/14	1,000,000	1,131,131
American International Group, Inc.,
4.250%, due 09/15/14	950,000	923,908
Amgen, Inc.,
6.400%, due 02/01/39	625,000	822,541
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	2,425,000	2,652,463
Anheuser-Busch InBev Worldwide, Inc.,
4.125%, due 01/15/15	4,500,000	4,876,663
5.000%, due 04/15/20	300,000	343,198
Apache Corp.,
5.250%, due 02/01/42	1,225,000	1,387,163
Appalachian Power Co.,
4.600%, due 03/30/21	1,290,000	1,395,254
AT&T Corp.,
6.500%, due 03/15/29	1,800,000	2,043,837
AvalonBay Communities, Inc., REIT,
3.950%, due 01/15/21	810,000	813,215
Bank of America Corp.,
3.750%, due 07/12/16	460,000	418,513
5.420%, due 03/15/17	3,375,000	2,932,075
6.500%, due 08/01/16	1,865,000	1,852,031
Boeing Co.,
4.875%, due 02/15/20	1,050,000	1,198,098
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	580,000	727,729
Caterpillar, Inc.,
3.900%, due 05/27/21	1,615,000	1,741,795
Cellco Partnership,
8.500%, due 11/15/18	1,000,000	1,332,541
CenturyLink, Inc.,
7.600%, due 09/15/39	725,000	652,151
Cisco Systems, Inc.,
4.950%, due 02/15/19	655,000	745,361
Citigroup, Inc.,
3.953%, due 06/15/16	1,980,000	1,975,290
6.125%, due 05/15/18	4,500,000	4,826,718
CNA Financial Corp.,
5.750%, due 08/15/21	2,095,000	2,113,974
Comcast Corp.,
6.300%, due 11/15/17	5,400,000	6,313,145
ConocoPhillips Holding Co.,
6.950%, due 04/15/29	2,000,000	2,662,590
CSX Corp.,
6.220%, due 04/30/40	1,265,000	1,591,317
Daimler Finance North America LLC,
8.500%, due 01/18/31	1,225,000	1,732,312
DDR Corp., REIT,
7.875%, due 09/01/20	2,560,000	2,711,900
Devon Energy Corp.,
5.600%, due 07/15/41	525,000	605,218
DirecTV Holdings LLC,
6.375%, due 03/01/41	1,345,000	1,504,869
Discover Bank,
8.700%, due 11/18/19	1,300,000	1,485,310
Discovery Communications LLC,
3.700%, due 06/01/15	1,450,000	1,526,067
Dominion Resources, Inc., Series B,
2.669%, due 09/30/66[2]	1,130,000	1,005,700
5.950%, due 06/15/35	1,000,000	1,177,413
Dow Chemical Co.,
4.250%, due 11/15/20	705,000	708,787
8.550%, due 05/15/19	2,000,000	2,561,920
DTE Energy Co.,
6.350%, due 06/01/16	1,400,000	1,612,289
Duke Energy Carolinas LLC,
Series A, 6.000%, due 12/01/28	1,550,000	1,888,591
El Paso Pipeline Partners Operating Co LLC,
5.000%, due 10/01/21	1,625,000	1,627,844
6.500%, due 04/01/20	1,050,000	1,155,802
Energy Transfer Partners LP,
5.950%, due 02/01/15	1,235,000	1,325,120
6.050%, due 06/01/41	380,000	355,231
7.500%, due 07/01/38	250,000	271,391
Enterprise Products Operating LLC,
3.700%, due 06/01/15	1,500,000	1,566,322
Series D, 6.875%, due 03/01/33	1,575,000	1,854,216
ERAC USA Finance Co.,
7.000%, due 10/15/37[1]	2,290,000	2,667,850

ERP Operating LP, REIT,
5.750%, due 06/15/17	1,500,000	1,675,459
Fidelity National Financial, Inc.,
6.600%, due 05/15/17	750,000	790,124
Fortune Brands, Inc.,
6.375%, due 06/15/14	486,000	538,176
Freeport-McMoRan Copper & Gold, Inc.,
8.375%, due 04/01/17	850,000	911,625
General Electric Capital Corp.,
2.950%, due 05/09/16	1,390,000	1,393,066
4.625%, due 01/07/21	1,130,000	1,172,774
5.875%, due 01/14/38	730,000	748,226
Series A, 6.750%, due 03/15/32	800,000	913,257
Georgia Power Co.,
5.950%, due 02/01/39	325,000	413,774
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38	850,000	1,139,485
Goldman Sachs Group, Inc.,
3.625%, due 02/07/16	2,655,000	2,584,842
5.250%, due 07/27/21	1,725,000	1,701,738
6.150%, due 04/01/18	3,500,000	3,626,966
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	875,000	767,183
Hasbro, Inc.,
6.350%, due 03/15/40	1,295,000	1,422,498
Hewlett-Packard Co.,
6.125%, due 03/01/14	1,850,000	2,022,463
Home Depot, Inc.,
5.400%, due 03/01/16	870,000	984,390
HSBC Bank USA N.A.,
5.625%, due 08/15/35	995,000	960,122
Intel Corp.,
3.300%, due 10/01/21	900,000	919,388
International Business Machines Corp.,
5.700%, due 09/14/17	1,675,000	1,992,840
International Lease Finance Corp.,
6.625%, due 11/15/13	2,000,000	1,940,000
International Paper Co.,
7.500%, due 08/15/21	1,500,000	1,734,777
Jackson National Life Insurance Co.,
8.150%, due 03/15/27[1]	1,465,000	1,730,057
JP Morgan Chase Capital XXV,
Series Y, 6.800%, due 10/01/37	2,640,000	2,649,594
JPMorgan Chase & Co.,
3.150%, due 07/05/16	965,000	958,733
5.600%, due 07/15/41	485,000	506,634
Kellogg Co.,
4.150%, due 11/15/19	615,000	679,177
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	1,200,000	1,218,485
6.375%, due 03/01/41	1,060,000	1,125,203
Kraft Foods, Inc.,
6.500%, due 08/11/17	3,350,000	3,975,043
Kroger Co.,
6.900%, due 04/15/38	1,025,000	1,331,178
Laboratory Corp of America Holdings,
4.625%, due 11/15/20	915,000	978,609
Lehman Brothers Holdings, Inc.,
6.875%, due 05/02/18[3]	7,040,000	1,716,000
LG&E and KU Energy LLC,
3.750%, due 11/15/20	1,150,000	1,112,980
Life Technologies Corp.,
6.000%, due 03/01/20	1,475,000	1,632,924
Marathon Petroleum Corp.,
5.125%, due 03/01/21[1]	855,000	890,382

Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39[1]	775,000	1,166,962
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	4,550,000	4,551,633
MetLife, Inc.,
6.400%, due 12/15/36	1,035,000	917,412
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	2,150,000	2,529,808
Morgan Stanley,
5.625%, due 09/23/19	1,150,000	1,078,782
Series F, 6.000%, due 04/28/15	1,125,000	1,119,685
6.625%, due 04/01/18	5,850,000	5,803,563
Motiva Enterprises LLC,
5.750%, due 01/15/20[1]	1,000,000	1,158,248
Mutual of Omaha Insurance Co.,
6.950%, due 10/15/40[1]	250,000	280,591
Nationwide Mutual Insurance Co.,
8.250%, due 12/01/31[1]	1,070,000	1,164,320
NBC Universal Media LLC,
3.650%, due 04/30/15	3,500,000	3,682,280
New York Life Global Funding,
2.450%, due 07/14/16[1]	900,000	914,308
News America, Inc.,
6.200%, due 12/15/34	2,250,000	2,408,643
Norfolk Southern Corp.,
7.700%, due 05/15/17	1,100,000	1,382,719
Northrop Grumman Corp.,
3.500%, due 03/15/21	1,000,000	1,005,753
NuStar Logistics LP,
4.800%, due 09/01/20	715,000	750,477
7.650%, due 04/15/18	2,280,000	2,719,552
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	1,000,000	1,216,035
ONEOK, Inc.,
6.000%, due 06/15/35	1,070,000	1,150,658
Oracle Corp.,
5.375%, due 07/15/40[1]	595,000	690,198
Owens Corning,
6.500%, due 12/01/16	1,250,000	1,348,421
Pacific Bell Telephone Co.,
7.125%, due 03/15/26	4,000,000	4,995,212
Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]	675,000	906,432
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	1,450,000	1,569,625
Philip Morris International, Inc.,
5.650%, due 05/16/18	1,100,000	1,299,840
Progress Energy, Inc.,
7.050%, due 03/15/19	925,000	1,150,345
Prudential Financial, Inc.,
Series D, 5.400%, due 06/13/35	750,000	698,789
6.100%, due 06/15/17	1,710,000	1,863,156
PSEG Power LLC,
2.750%, due 09/15/16	475,000	472,864
8.625%, due 04/15/31	1,150,000	1,594,142
Qwest Corp.,
6.875%, due 09/15/33	2,075,000	1,960,875
7.625%, due 06/15/15	605,000	647,350
Reynolds American, Inc.,
7.625%, due 06/01/16	1,525,000	1,825,728
Roche Holdings, Inc.,
5.000%, due 03/01/14[1]	889,000	977,463
Safeway, Inc.,
5.800%, due 08/15/12	1,000,000	1,038,369
SBA Tower Trust,
4.254%, due 04/15/15[1]	1,765,000	1,863,482
Southern California Edison Co.,
5.950%, due 02/01/38	675,000	881,404
Southern Co.,
1.950%, due 09/01/16	1,215,000	1,209,456
Southwestern Electric Power Co.,
6.450%, due 01/15/19	1,700,000	2,040,434
Spectra Energy Capital LLC,
6.250%, due 02/15/13	1,900,000	2,008,524
Sprint Capital Corp.,
6.875%, due 11/15/28	1,165,000	870,837
SunTrust Bank,
7.250%, due 03/15/18	1,480,000	1,720,894

Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	1,230,000	1,434,743
Time Warner Cable, Inc.,
6.750%, due 07/01/18	3,910,000	4,549,895
Time Warner, Inc.,
3.150%, due 07/15/15	2,075,000	2,146,193
7.625%, due 04/15/31	1,925,000	2,402,876
Tupperware Brands Corp.,
4.750%, due 06/01/21[1]	1,600,000	1,602,610
Tyco International Finance SA,
3.750%, due 01/15/18	740,000	787,784
4.625%, due 01/15/23	1,500,000	1,615,715
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	1,300,000	1,700,925
Valero Energy Corp.,
7.500%, due 04/15/32	1,510,000	1,745,827
Verizon Communications, Inc.,
5.250%, due 04/15/13	1,000,000	1,063,108
Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32	2,320,000	2,867,116
Wachovia Bank NA,
4.875%, due 02/01/15	1,075,000	1,131,693
Wachovia Corp.,
5.750%, due 06/15/17	1,075,000	1,210,178
Wal-Mart Stores, Inc.,
3.250%, due 10/25/20	1,150,000	1,191,315
6.500%, due 08/15/37	600,000	795,660
Washington Mutual Bank,
0.000%, due 05/20/13[3]	1,325,000	1,325
5.500%, due 01/15/13[3]	12,075,000	12,075
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17[1,2,3,4,5,6]	8,300,000	124,500
Waste Management, Inc.,
7.375%, due 05/15/29	1,025,000	1,300,757
WellPoint, Inc.,
6.800%, due 08/01/12	1,105,000	1,158,784
Wells Fargo & Co.,
3.676%, due 06/15/16	1,930,000	2,008,408
Williams Cos., Inc.,
8.750%, due 03/15/32	650,000	849,672
WM Wrigley Jr. Co.,
3.700%, due 06/30/14[1]	1,350,000	1,395,518
Xerox Corp.,
6.350%, due 05/15/18	2,450,000	2,784,795

Total United States corporate bonds		238,397,128

Total corporate bonds
(cost $320,526,343)		309,796,598

Asset-backed security — 0.33%
United States — 0.33%
Continental Airlines, Inc.,
Series 2009-2, Class A,
7.250%, due 11/10/19
(cost $1,285,088)	1,285,088	1,336,491

Commercial mortgage-backed securities — 0.76%
United States — 0.76%
Delta Air Lines Pass Through Trust,
Series 2007-1, Class A,
6.821%, due 08/10/22	695,833	701,052
Series 2010-2, Class A,
4.950%, due 05/23/19	901,896	874,506
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.984%, due 08/12/45[1,2]	1,650,000	1,539,785

Total commercial mortgage-backed securities
(cost $3,254,634)		3,115,343

Municipal bonds — 4.62%
Chicago Transit Authority,
Series 2008, Class B,
6.899%, due 12/01/40	500,000	596,045
Series 2008-A,
6.899%, due 12/01/40	830,000	989,435

Commonwealth of Pennsylvania GO Unlimited,
Series 2010, Class B,
5.350%, due 05/01/30	1,000,000	1,108,750
County of Clark NV,
Series 2009,
6.881%, due 07/01/42	1,100,000	1,210,737
Greater Chicago Metropolitan Water Reclamation District, GO,
Series 2009,
5.720%, due 12/01/38	1,000,000	1,224,370
Los Angeles Unified School District,
Series 2010,
6.758%, due 07/01/34	2,430,000	3,060,512

Metropolitan Government of Nashville & Davidson County Tennessee Convention Center Authority Revenue Bonds,
Series 2010, Class B,
6.731%, due 07/01/43	400,000	468,660
New Jersey State Turnpike Authority Revenue Bonds,
Class F,
7.414%, due 01/01/40	500,000	710,960
New York City Transitional Finance Authority,
Series 2010,
5.267%, due 05/01/27	1,000,000	1,124,770
New York State Urban Development Corp. Revenue Bonds,
5.770%, due 03/15/39	1,115,000	1,329,370
State of California, GO,
6.650%, due 03/01/22	770,000	935,111
7.300%, due 10/01/39	820,000	987,993
Series 2009,
7.550%, due 04/01/39	1,740,000	2,153,233
State of Illinois, GO,
Series 2010,
4.071%, due 01/01/14	1,250,000	1,287,175
4.421%, due 01/01/15	900,000	940,455
State of Illinois Taxable Pension,
Series 2003,
5.100%, due 06/01/33	750,000	688,935

Total municipal bonds
(cost $16,485,470)		18,816,511

US government obligations — 7.36%
US Treasury Bonds,
4.375%, due 05/15/41	12,065,000	15,586,532
US Treasury Notes,
0.125%, due 08/31/13	4,205,000	4,194,652
1.000%, due 08/31/16	5,350,000	5,363,375
1.000%, due 09/30/16	4,850,000	4,857,178

Total US government obligations
(cost $29,205,799)		30,001,737

Non-US government obligations — 5.75%
Brazil — 1.44%
Brazilian Government International Bond,
8.875%, due 04/15/24	750,000	1,070,625
10.500%, due 07/14/14	3,900,000	4,810,650

		5,881,275

Chile — 0.28%
Republic of Chile,
3.250%, due 09/14/21	1,190,000	1,158,310

Colombia — 0.24%
Republic of Colombia,
4.375%, due 07/12/21	950,000	969,000

Italy — 0.96%
Republic of Italy,
2.125%, due 10/05/12	4,000,000	3,929,976

Mexico — 1.64%
United Mexican States,
5.125%, due 01/15/20	2,300,000	2,495,500
Series A, 5.875%, due 01/15/14	3,900,000	4,198,350

		6,693,850

Panama — 0.32%
Republic of Panama,
7.250%, due 03/15/15	1,125,000	1,285,313

Peru — 0.35%
Peruvian Government International Bond,
8.750%, due 11/21/33	1,000,000	1,422,500

Poland — 0.25%
Republic of Poland,
3.875%, due 07/16/15	1,000,000	1,010,000

South Africa — 0.27%
Republic of South Africa,
5.500%, due 03/09/20	1,000,000	1,083,750

Total Non-US government obligations
(cost $22,712,572)		23,433,974

Supranational bonds — 2.19%
European Investment Bank,
1.250%, due 09/17/13	6,740,000	6,823,192
2.500%, due 05/16/16	2,000,000	2,114,684

Total supranational bonds
(cost $8,714,489)		8,937,876

Total bonds
(cost $402,184,395)		395,438,530

	Shares

Preferred stock — 0.02%
Ally Financial, Inc.,
7.000%[1,7]
(cost $100,932)	124	83,037

Short-term investment — 2.37%
Investment company — 2.37%
UBS Cash Management Prime Relationship Fund[8]
(cost $9,662,047)	9,662,047	9,662,047

Total investments — 99.42%
(cost $411,947,374)		405,183,614
Cash and other assets, less liabilities — 0.58%		2,363,007

Net assets — 100.00%		$407,546,621

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$22,889,107
Gross unrealized depreciation	(29,652,867)

Net unrealized depreciation of investments	$(6,763,760)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $32,390,265 or 7.95% of net assets.
[2]	Variable or floating rate security—The interest rate shown is the current rate as of September 30, 2011 and changes periodically.
[3]	Security is in default.
[4]	Security is illiquid. At September 30, 2011, the value of this security amounted to $124,500 or 0.03% of net assets.
[5]	This security, which represents 0.03% of net assets as of September 30, 2011, is considered restricted. (See restricted security table below for more information.)

Acquisition
			cost as a		Value as a
		Acquisition	percentage of	Value	percentage of
Restricted securities	Acquisition date	cost	net assets	09/30/11	net assets

Washington Mutual Preferred Funding LLC, 9.750%, due 12/15/17	10/18/07-11/02/07	$8,272,875	2.03%	$124,500	0.03%

[6]	Perpetual bond security. The maturity date reflects the next call date.
[7]	This security is subject to a perpetual call and may be called in full or partially on or anytime after September 30, 2011.
[8]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/10	Purchases during the nine months ended 09/30/11	Sales during the nine months ended 09/30/11	Value 09/30/11	Income earned from affiliate for the nine months ended 09/30/11

UBS Cash Management Prime Relationship Fund	$2,967,125	$162,560,768	$155,865,846	$9,662,047	$6,050

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Ultra Bond Futures, 149 contracts (USD)	December 2011	$21,358,417	$23,635,125	$2,276,708
US Treasury futures sell contracts:
2 Year US Treasury Notes, 150 contracts (USD)	December 2011	(33,074,673)	(33,030,469)	44,204
10 Year US Treasury Notes, 41 contracts (USD)	December 2011	(5,290,567)	(5,333,843)	(43,276)

Net unrealized appreciation on futures contracts				$2,277,636

Swaption activity for the period ended September 30, 2011 for UBS Credit Bond Relationship Fund was as follows:

Amount of
premiums received

Swaptions outstanding at December 31, 2010	$18,900
Swaptions written	—
Swaptions terminated in closing purchase transactions	(18,900)
Swaptions expired prior to exercise	—

Swaptions outstanding at September 30, 2011	$—

Interest rate swap agreement

					Payments	Upfront
			Termination	Payments made	received by	payments		Unrealized
Counterparty	Notional amount		date	by the Fund[1]	the Fund[1]	received	Value	depreciation

Morgan Stanley & Co., Inc.	USD	15,075,000	12/19/40	3.9500%	0.3525%[2]	$165,765	$(4,183,461)	$(4,017,696)

[1]	Payments made and received are based on the notional amount.
[2]	Rate based on 3 month LIBOR (USD BBA).

Credit default swaps on corporate issues — buy protection1

				Payments	Payments	Upfront		Unrealized
			Termination	made by	received by	payments		appreciation/
Counterparty	Notional amount		date	the Fund[2]	the Fund	received	Value	(depreciation)

Deutsche Bank AG	USD	3,790,000	03/20/14	1.0000%	—[3]	$32,977	$(28,552)	$4,425
Deutsche Bank AG	USD	2,400,000	12/20/15	1.0000	—[4]	57,309	(63,003)	(5,694)

						$90,286	$(91,555)	$(1,269)

[1]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either
(i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or
(ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of referenced obligation.
[2]	Payments made are based on the notional amount.
[3]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions Inc., 6.500% bond, due 09/01/25.
[4]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Amgen Inc., 4.850% bond, due 11/18/14.

Credit default swaps on corporate issues — sell protection1

						Upfront
				Payments	Payments	payments		Unrealized
			Termination	made by the	received by	(made)/		appreciation/	Credit
Counterparty	Notional amount		date	Fund	the Fund[2]	received	Value	depreciation	spread[3]

Deutsche Bank AG	USD	2,400,000	12/20/15	—[4]	1.0000%	$(54,877)	$35,143	$(19,734)	0.6533%
Deutsche Bank AG	USD	2,500,000	03/20/16	—[5]	1.0000	44,716	(20,892)	23,824	1.2009
Goldman Sachs International	USD	2,150,000	06/20/15	—[6]	1.0000	(25,064)	39,668	14,604	0.5065
Merrill Lynch International	USD	2,00,0000	06/20/15	—[7]	1.0000	87,895	(134,094)	(46,199)	2.9727

						$52,670	$(80,175)	$(27,505)

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments received are based on the notional amount.
[3]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
[4]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Pfizer, Inc. 4.650% bond, due 03/01/18.
[5]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions, Inc. 6.500% bond, due 09/01/25.
[6]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Deere & Co. 6.950% bond, due 04/25/14.
[7]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the General Electric Capital Corp. 5.625% bond, due 09/15/17.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$309,672,098	$124,500	$309,796,598
Asset-backed security	—	1,336,491	—	1,336,491
Commercial mortgage-backed securities	—	3,115,343	—	3,115,343
Municipal bonds	—	18,816,511	—	18,816,511
US government obligations	—	30,001,737	—	30,001,737
Non-US government obligations	—	23,433,974	—	23,433,974
Supranational bonds	—	8,937,876	—	8,937,876
Preferred stock	—	83,037	—	83,037
Short-term investment	—	9,662,047	—	9,662,047
Futures contracts	2,277,636	—	—	2,277,636
Swap agreements	—	(4,355,191)	—	(4,355,191)

Total	$2,277,636	$400,703,923	$124,500	$403,106,059

Level 3 rollforward disclosure
 The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

		Collateralized debt
	Corporate bonds	obligation	Total

Assets
Beginning balance	$186,750	$476,050	$662,800
Purchases	—	—	—
Issuances	—	—	—
Sales	—	(500,000)	(500,000)
Settlements	—	—	—
Accrued discounts (premiums)	(4,903)	2,667	(2,236)
Total realized gain (loss)	(3,352)	39,364	36,012
Net change in unrealized appreciation/depreciation	(53,995)	(18,081)	(72,076)
Net transfers into Level 3	—	—	—
Net transfers out of Level 3	—	—	—

Ending balance	$124,500	$—	$124,500

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2011 was $(53,994).

UBS Global Corporate Bond Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2011

Bonds
Corporate bonds
Agriculture	0.24%
Beverages	2.03
Building materials	0.40
Capital markets	5.41
Chemicals	0.46
Commercial banks	16.83
Commercial services & supplies	1.63
Communications equipment	0.25
Computers & peripherals	0.28
Construction materials	0.34
Consumer finance	0.54
Diversified financial services	14.25
Diversified operations	0.63
Diversified telecommunication services	5.00
Electric utilities	6.83
Energy equipment & services	0.60
Engineering & construction	0.65
Food & staples retailing	1.80
Gas utilities	1.48
Health care equipment & supplies	0.43
Health care providers & services	0.12
Insurance	5.97
Leisure equipment & products	0.26
Media	4.53
Metals & mining	3.53
Miscellaneous manufacturing	0.24
Multiline retail	0.30
Multi-utilities	0.26
Oil, gas & consumable fuels	6.77
Pharmaceuticals	1.35
Real estate investment trust (REIT)	0.31
Real estate management & development	0.21
Road & rail	0.68
Specialty retail	0.15
Telecommunications	0.04
Tobacco	1.84
Transportation	0.26
Water utilities	0.22
Wireless telecommunication services	2.66

Total corporate bonds	89.78%
Non-US government obligation	0.41
Supranational bond	0.26

Total bonds	90.45%
Short-term investment	4.08

Total investments	94.53%
Cash and other assets, less liabilities	5.47

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of UBS Global Corporate Bond Relationship Fund. Figures would be different if a breakdown of derivatives exposure was included.

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
September 30, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds — 90.45%
Corporate bonds — 89.78%
Australia — 2.61%
Commonwealth Bank of Australia,
3.500%, due 03/19/15[1]		$600,000	$614,572
5.000%, due 03/19/20[1]		150,000	155,994
National Australia Bank Ltd.,
4.000%, due 07/13/20	EUR	650,000	865,627
Rio Tinto Finance USA Ltd.,
4.125%, due 05/20/21		$1,750,000	1,799,982
Telstra Corp. Ltd.,
4.800%, due 10/12/21[1]		250,000	261,579
Westpac Banking Corp.,
4.125%, due 05/25/18	EUR	725,000	988,176

Total Australia corporate bonds			4,685,930

Canada — 3.54%
Bank of Montreal,
6.020%, due 05/02/18	CAD	545,000	612,851
Bank of Nova Scotia,
4.100%, due 06/08/17		710,000	725,292
Barrick Gold Corp.,
2.900%, due 05/30/16		$500,000	506,568
Canadian Imperial Bank of Commerce,
3.400%, due 01/14/16	CAD	580,000	575,334
Canadian Natural Resources Ltd.,
6.450%, due 06/30/33		$250,000	301,445
Greater Toronto Airports Authority,
6.980%, due 10/15/32	CAD	360,000	458,147
Hydro One, Inc.,
5.360%, due 05/20/36		435,000	478,222
Royal Bank of Canada,
3.360%, due 01/11/16		225,000	222,750
3.660%, due 01/25/17		655,000	654,681
Suncor Energy, Inc.,
6.500%, due 06/15/38		$745,000	869,485
Teck Resources Ltd.,
3.150%, due 01/15/17		345,000	347,026
Toronto-Dominion Bank,
3.367%, due 11/02/20[2]	CAD	625,000	606,582

Total Canada corporate bonds			6,358,383

Cayman Islands — 2.38%
Hutchison Whampoa International Ltd.,
7.625%, due 04/09/19[1]		$950,000	1,128,973
New York Life Funding,
5.125%, due 02/03/15	GBP	355,000	591,792
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	350,000	466,974
Transocean, Inc.,
6.000%, due 03/15/18		$100,000	106,478
6.800%, due 03/15/38		480,000	496,810
Vale Overseas Ltd.,
5.625%, due 09/15/19		830,000	869,010
6.875%, due 11/21/36		375,000	404,475
6.875%, due 11/10/39		190,000	204,250

Total Cayman Islands corporate bonds			4,268,762

China — 0.67%
Standard Chartered Bank Hong Kong Ltd.,
0.496%, due 04/13/17[2]		1,250,000	1,202,746

France — 3.40%
Autoroutes du Sud de la France,
5.625%, due 07/04/22	EUR	650,000	946,103
AXA SA,
5.250%, due 04/16/40[2]		400,000	385,071
6.667%, due 07/06/16[2,3]	GBP	545,000	526,921
Banque PSA Finance,
3.875%, due 01/18/13	EUR	130,000	173,821
8.500%, due 05/04/12		450,000	621,431

BNP Paribas SA,
4.730%, due 04/12/16[2,3]		250,000	214,360
5.750%, due 01/24/22	GBP	75,000	98,794
Casino Guichard Perrachon SA,
4.481%, due 11/12/18	EUR	300,000	389,826
4.726%, due 05/26/21		100,000	127,329
5.500%, due 01/30/15		150,000	209,232
CNP Assurances,
6.875%, due 09/30/41[2]		100,000	101,821
Credit Agricole SA,
5.136%, due 02/24/16[2,3]	GBP	300,000	240,927
Credit Logement SA,
2.679%, due 12/16/11[2,3]	EUR	200,000	142,013
Electricite De France,
6.950%, due 01/26/39[1]		$300,000	373,517
France Telecom SA,
5.625%, due 05/22/18	EUR	200,000	303,662
Lafarge SA,
5.375%, due 11/29/18		520,000	606,044
Societe Generale SA,
1.712%, due 06/07/17[2]		250,000	305,381
5.400%, due 01/30/18	GBP	275,000	333,705

Total France corporate bonds			6,099,958

Germany — 0.47%
Commerzbank AG,
3.875%, due 03/22/17	EUR	125,000	165,490
6.375%, due 03/22/19		250,000	251,742
Muenchener Rueckversicherungs AG,
6.000%, due 05/26/41[2]		100,000	114,747
RWE AG,
4.625%, due 09/28/15[2,3]		250,000	308,142

Total Germany corporate bonds			840,121

Ireland — 1.34%
Allied Irish Banks PLC,
4.500%, due 10/01/12		200,000	229,097
GE Capital European Funding,
6.025%, due 03/01/38		645,000	936,859
GE Capital UK Funding,
6.000%, due 04/11/13	GBP	500,000	812,529
Iberdrola Finance Ireland Ltd.,
5.000%, due 09/11/19[1]		$450,000	434,888

Total Ireland corporate bonds			2,413,373

Italy — 0.89%
Banca Monte dei Paschi di Siena SpA,
5.750%, due 09/30/16	GBP	150,000	156,720
Banco Popolare,
4.125%, due 10/22/14	EUR	200,000	245,347
Intesa Sanpaolo SpA,
6.625%, due 05/08/18		350,000	386,470
Telecom Italia SpA,
2.327%, due 06/07/16[2]		250,000	281,822
4.693%, due 11/11/19		300,000	379,682
7.375%, due 12/15/17	GBP	100,000	155,705

Total Italy corporate bonds			1,605,746

Jersey, Channel Islands — 0.86%
BAA Funding Ltd.,
3.975%, due 02/15/12[4]	EUR	370,000	497,918
6.750%, due 12/03/26	GBP	375,000	674,653
HSBC Capital Funding LP,
5.369%, due 03/24/14[2,3]	EUR	325,000	370,106

Total Jersey, Channel Islands corporate bonds			1,542,677

Luxembourg — 1.70%
ArcelorMittal,
9.000%, due 02/15/15		$825,000	907,165
Enel Finance International SA,
6.000%, due 10/07/39[1]		300,000	252,890
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13	GBP	600,000	949,675
Holcim US Finance Sarl & Cie SCS,
6.000%, due 12/30/19[1]		$200,000	212,268
Telecom Italia Finance SA,
7.750%, due 01/24/33	EUR	565,000	725,923

Total Luxembourg corporate bonds			3,047,921

Mexico — 0.57%
America Movil SAB de CV,
3.625%, due 03/30/15		$600,000	621,000
5.000%, due 03/30/20		380,000	401,280

Total Mexico corporate bonds			1,022,280

Netherlands — 5.79%
Alliander Finance BV,
5.500%, due 04/20/16	EUR	200,000	302,109
Allianz Finance II BV,
Series XW, 4.375%, due 02/17/17[2,3]		150,000	144,850
5.750%, due 07/08/41[2]		1,200,000	1,268,314
CRH Finance BV,
7.375%, due 05/28/14		350,000	509,300
Daimler International Finance BV,
7.875%, due 01/16/14		650,000	974,723
Deutsche Telekom International Finance BV,
6.500%, due 04/08/22	GBP	200,000	360,752
E.ON International Finance BV,
6.000%, due 10/30/19		300,000	543,418
EDP Finance BV,
4.750%, due 09/26/16	EUR	200,000	210,338
5.375%, due 11/02/12[1]		$500,000	482,544
ELM BV for Swiss Reinsurance Co.,
5.252%, due 05/25/16[2,3]	EUR	850,000	893,948
Koninklijke KPN NV,
3.750%, due 09/21/20		1,045,000	1,344,936
Linde Finance BV,
7.375%, due 07/14/66[2]		260,000	370,977
Rabobank Nederland NV,
5.875%, due 05/20/19		350,000	501,353
Repsol International Finance BV,
4.750%, due 02/16/17		250,000	346,493
Royal Bank of Scotland NV,
1.037%, due 03/09/15[2]		$550,000	390,500
RWE Finance BV,
5.625%, due 12/06/23	GBP	150,000	259,018
Scotland International Finance BV,
4.250%, due 05/23/13[1]		$650,000	641,302
Siemens Financieringsmaatschappij NV,
6.125%, due 09/14/66[2]	GBP	272,000	436,881
TenneT Holding BV,
6.655%, due 06/01/17[2,3]	EUR	300,000	399,915

Total Netherlands corporate bonds			10,381,671

Qatar — 0.52%
Qtel International Finance Ltd.,
6.500%, due 06/10/14[1]		$850,000	924,906

South Korea — 0.81%
GS Caltex Corp.,
5.500%, due 04/24/17[4]		500,000	537,900
Hyundai Capital Services, Inc.,
4.375%, due 07/27/16[1]		900,000	910,739

Total South Korea corporate bonds			1,448,639

Spain — 2.44%
Abertis Infraestructuras SA,
4.625%, due 10/14/16	EUR	150,000	193,869
Banco Santander SA,
4.375%, due 03/16/15		600,000	809,311
BBVA Senior Finance SAU,
3.250%, due 04/23/15		450,000	559,874
Gas Natural Capital Markets SA,
4.500%, due 01/27/20		500,000	600,476
5.250%, due 07/09/14		300,000	407,761
Santander Issuances S.A Unipersonal,
1.983%, due 07/25/17[2]		550,000	649,308
Telefonica Emisiones SAU,
5.375%, due 02/02/18	GBP	775,000	1,158,731

Total Spain corporate bonds			4,379,330

Sweden — 1.08%
Nordea Bank AB,
4.000%, due 06/29/20	EUR	530,000	714,243
6.250%, due 09/10/18[2]		300,000	415,096
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]		$750,000	811,440

Total Sweden corporate bonds			1,940,779

Switzerland — 1.01%
Credit Suisse AG,
5.125%, due 09/18/17	EUR	805,000	1,133,904
5.400%, due 01/14/20		$700,000	672,496

Total Switzerland corporate bonds			1,806,400

United Kingdom — 13.93%
Abbey National Treasury Services PLC,
3.875%, due 11/10/14[1]		400,000	384,088
Aviva PLC,
4.729%, due 11/28/14[2,3]	EUR	800,000	741,150
5.250%, due 10/02/23[2]		390,000	483,315
B.A.T. International Finance,
9.500%, due 11/15/18[1]		$625,000	848,484
Barclays Bank PLC,
0.537%, due 09/11/17[2]		650,000	566,849
4.750%, due 03/15/20[2,3]	EUR	200,000	133,975
4.875%, due 12/15/14[2,3]		480,000	376,202
5.750%, due 08/17/21	GBP	305,000	478,901
6.625%, due 03/30/22[4]	EUR	950,000	1,072,089
BP Capital Markets PLC,
3.875%, due 03/10/15		$450,000	477,097
Brambles Finance PLC,
4.625%, due 04/20/18	EUR	300,000	419,271
British Sky Broadcasting Group PLC,
9.500%, due 11/15/18[1]		$350,000	449,842
British Telecommunications PLC,
8.750%, due 12/07/16	GBP	700,000	1,335,952
Friends Provident Group PLC,
12.000%, due 05/21/21		243,000	419,692
Friends Provident Holdings UK PLC,
8.250%, due 04/21/22		270,000	370,808
HSBC Holdings PLC,
5.100%, due 04/05/21		$460,000	473,685
6.250%, due 03/19/18	EUR	700,000	948,998
6.500%, due 09/15/37		$1,750,000	1,717,665
Imperial Tobacco Finance PLC,
4.500%, due 07/05/18	EUR	700,000	958,349
8.375%, due 02/17/16		25,000	39,625
9.000%, due 02/17/22	GBP	455,000	933,007
Lloyds Banking Group PLC,
5.875%, due 07/08/14	EUR	200,000	254,232
Lloyds TSB Bank PLC,
2.383%, due 07/09/16[2]		350,000	346,025
4.500%, due 09/15/14[4]		440,000	582,256
6.500%, due 03/24/20		650,000	686,156
Marks & Spencer PLC,
6.250%, due 12/01/17[1]		$500,000	539,642
National Express Group PLC,
6.250%, due 01/13/17	GBP	250,000	415,398
Nationwide Building Society,
4.650%, due 02/25/15[1]		$450,000	454,220
Old Mutual PLC,
4.500%, due 01/18/17[2]	EUR	100,000	131,400

OTE PLC,
6.000%, due 02/12/15[5]		90,000	76,265
Royal Bank of Scotland PLC,
4.875%, due 03/16/15		$400,000	391,646
4.875%, due 01/20/17	EUR	350,000	432,441
SABMiller PLC,
4.500%, due 01/20/15		450,000	632,785
Scottish & Southern Energy PLC,
5.453%, due 10/01/15[2,3]	GBP	400,000	605,047
Standard Chartered Bank PLC,
3.850%, due 04/27/15[1]		$500,000	512,196
Tesco PLC,
6.125%, due 02/24/22	GBP	95,000	169,942
Tesco Property Finance 4 PLC,
5.801%, due 10/13/40[4]		149,302	242,836
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37		250,000	391,860
Vodafone Group PLC,
5.625%, due 02/27/17		$290,000	332,340
5.750%, due 03/15/16		700,000	798,350
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16	GBP	610,000	1,043,847
Western Power Distribution East
Midlands PLC,
5.250%, due 01/17/23		325,000	543,071
Western Power Distribution West
Midlands PLC,
5.750%, due 04/16/32		250,000	413,807
WPP PLC,
6.000%, due 04/04/17		250,000	426,165
6.625%, due 05/12/16	EUR	630,000	941,057

Total United Kingdom corporate bonds			24,992,028

United States — 45.77%
Abbott Laboratories,
6.000%, due 04/01/39		$250,000	323,451
Alcoa, Inc.,
6.150%, due 08/15/20		1,300,000	1,316,875
Alltel Corp.,
7.875%, due 07/01/32		400,000	570,440
Altria Group, Inc.,
4.750%, due 05/05/21		975,000	1,008,511
9.250%, due 08/06/19		800,000	1,048,643
American Honda Finance Corp.,
3.875%, due 09/16/14	EUR	250,000	349,353
American International Group, Inc.,
3.650%, due 01/15/14		$850,000	828,778
5.850%, due 01/16/18		625,000	619,187
Anadarko Petroleum Corp.,
6.375%, due 09/15/17		590,000	661,876
7.625%, due 03/15/14		700,000	786,885
Anheuser-Busch InBev Worldwide, Inc.,
5.000%, due 04/15/20		550,000	629,196
7.750%, due 01/15/19		1,200,000	1,558,427
AT&T, Inc.,
3.875%, due 08/15/21		140,000	144,012
5.350%, due 09/01/40		2,121,000	2,217,088
5.550%, due 08/15/41		550,000	592,140
5.800%, due 02/15/19		100,000	117,085
Bank of America Corp.,
4.000%, due 03/28/18[2]	EUR	650,000	591,777
5.250%, due 11/09/16	GBP	300,000	394,529
5.650%, due 05/01/18		$1,295,000	1,229,645
6.000%, due 09/01/17		950,000	913,998
7.375%, due 05/15/14		1,550,000	1,598,100
Boston Scientific Corp.,
6.000%, due 01/15/20		695,000	779,180
Burlington Northern Santa Fe LLC,
3.450%, due 09/15/21		800,000	814,667
Cameron International Corp.,
6.375%, due 07/15/18		400,000	470,201
Capital One Bank USA N.A.,
8.800%, due 07/15/19		400,000	471,246
CBS Corp.,
8.875%, due 05/15/19		200,000	255,432

Citigroup, Inc.,
4.750%, due 05/31/17[2]	EUR	500,000	520,239
5.500%, due 02/15/17		$300,000	298,632
6.000%, due 08/15/17		3,150,000	3,342,890
Comcast Corp.,
5.700%, due 07/01/19		1,040,000	1,212,431
6.300%, due 11/15/17		700,000	818,371
ConocoPhillips,
4.600%, due 01/15/15		350,000	383,416
Dell, Inc.,
5.400%, due 09/10/40		485,000	499,409
DirecTV Holdings LLC,
5.000%, due 03/01/21		580,000	613,507
7.625%, due 05/15/16		900,000	967,500
Dow Chemical Co.,
5.900%, due 02/15/15		400,000	441,554
Duke Energy Corp.,
5.050%, due 09/15/19		480,000	540,846
Energy Transfer Partners LP,
6.050%, due 06/01/41		245,000	229,030
9.000%, due 04/15/19		300,000	361,375
9.700%, due 03/15/19		585,000	724,196
Enterprise Products Operating LLC,
3.200%, due 02/01/16		280,000	286,036
3.700%, due 06/01/15		140,000	146,190
Series I, 5.000%, due 03/01/15		150,000	162,944
Series G, 5.600%, due 10/15/14		150,000	164,175
Series O, 9.750%, due 01/31/14		250,000	292,538
Erac International Finance LLC,
5.250%, due 10/01/20[1]		250,000	273,834
ERP Operating LP, REIT,
5.750%, due 06/15/17		500,000	558,487
FirstEnergy Solutions Corp.,
6.050%, due 08/15/21		850,000	941,227
General Electric Capital Corp.,
0.471%, due 12/20/13[2]		450,000	439,875
Series A, 3.750%, due 11/14/14		1,120,000	1,169,183
6.000%, due 08/07/19		910,000	1,024,336
Series A, 6.750%, due 03/15/32		1,805,000	2,060,536
Georgia Power Co.,
5.400%, due 06/01/40		450,000	531,073
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38		885,000	1,186,404
Goldman Sachs Group, Inc.,
4.375%, due 03/16/17	EUR	1,750,000	2,178,516
6.150%, due 04/01/18		$1,200,000	1,243,532
Hasbro, Inc.,
6.350%, due 03/15/40		425,000	466,843
Home Depot, Inc.,
4.400%, due 04/01/21		240,000	260,786
Indiana Michigan Power Co.,
7.000%, due 03/15/19		295,000	364,148
Jersey Central Power & Light Co.,
6.150%, due 06/01/37		250,000	305,829
JPMorgan Chase & Co.,
3.700%, due 01/20/15		150,000	153,699
4.950%, due 03/25/20		2,915,000	3,082,510
5.150%, due 10/01/15		240,000	253,269
6.300%, due 04/23/19		700,000	791,930
Kinder Morgan Energy Partners LP,
4.150%, due 03/01/22		300,000	296,288
9.000%, due 02/01/19		500,000	638,697
Kraft Foods, Inc.,
5.375%, due 02/10/20		1,830,000	2,071,049
Merck & Co., Inc.,
6.550%, due 09/15/37		655,000	920,423
MetLife, Inc.,
7.717%, due 02/15/19		900,000	1,103,183
Morgan Stanley,
5.450%, due 01/09/17		2,400,000	2,314,987
5.950%, due 12/28/17		1,730,000	1,677,555
Motorola Solutions, Inc.,
6.000%, due 11/15/17		400,000	442,790
NBC Universal Media LLC,
4.375%, due 04/01/21		400,000	410,854
News America, Inc.,
6.200%, due 12/15/34		140,000	149,871
6.900%, due 03/01/19		200,000	233,666
Nisource Finance Corp.,
6.125%, due 03/01/22		175,000	198,289

NuStar Logistics LP,
4.800%, due 09/01/20		250,000	262,405
7.650%, due 04/15/18		600,000	715,672
Oncor Electric Delivery Co. LLC,
6.375%, due 01/15/15		375,000	428,739
ONEOK Partners LP,
8.625%, due 03/01/19		125,000	161,008
Pacific Gas & Electric Co.,
6.050%, due 03/01/34		400,000	477,412
PacifiCorp,
6.000%, due 01/15/39		850,000	1,072,665
Pemex Project Funding Master Trust,
5.500%, due 02/24/25[4]	EUR	700,000	862,893
PepsiCo, Inc.,
3.125%, due 11/01/20		$810,000	830,427
PNC Funding Corp.,
5.125%, due 02/08/20		350,000	387,405
PPL Electric Utilities Corp.,
6.250%, due 05/15/39		150,000	199,969
Principal Financial Group, Inc.,
8.875%, due 05/15/19		400,000	509,382
Progress Energy, Inc.,
4.400%, due 01/15/21		250,000	269,161
Prudential Financial, Inc.,
4.500%, due 11/15/20		825,000	819,607
7.375%, due 06/15/19		680,000	796,823
Republic Services, Inc.,
5.250%, due 11/15/21		1,075,000	1,204,999
Reynolds American, Inc.,
7.625%, due 06/01/16		350,000	419,020
7.750%, due 06/01/18		350,000	426,506
Sempra Energy,
6.000%, due 10/15/39		500,000	605,129
SLM Corp.,
6.250%, due 01/25/16		1,500,000	1,472,301
Southwestern Electric Power Co.,
6.200%, due 03/15/40		600,000	713,786
Time Warner Cable, Inc.,
6.750%, due 06/15/39		200,000	228,744
8.250%, due 04/01/19		1,130,000	1,415,014
Unicredito Italiano Capital Trust IV,
5.396%, due 10/27/15[2,3]	GBP	340,000	243,890
Valero Energy Corp.,
10.500%, due 03/15/39		$1,040,000	1,533,100
Verizon Communications, Inc.,
6.350%, due 04/01/19		835,000	1,004,113
Virginia Electric and Power Co.,
8.875%, due 11/15/38		200,000	327,222
Wachovia Corp.,
5.500%, due 05/01/13		150,000	159,398
5.750%, due 02/01/18		1,350,000	1,521,029
Waste Management, Inc.,
6.125%, due 11/30/39		170,000	206,073
7.375%, due 03/11/19		300,000	375,990
WEA Finance LLC,
5.750%, due 09/02/15[1]		350,000	380,092
WellPoint, Inc.,
4.350%, due 08/15/20		200,000	211,629
Wells Fargo & Co.,
3.625%, due 04/15/15		1,050,000	1,093,326
Xcel Energy, Inc.,
4.700%, due 05/15/20		665,000	743,360

Total United States corporate bonds			82,117,959

Total corporate bonds
(cost $162,851,933)			161,079,609

Non-US government obligation — 0.41%
Germany — 0.41%
Kreditanstalt fuer Wiederaufbau,
2.050%, due 02/16/26
(cost $642,291)	JPY	53,000,000	731,689

Supranational bond — 0.26%
European Investment Bank,
1.400%, due 06/20/17
(cost $396,133)	35,000,000	474,254

Total bonds
(cost $163,890,357)		162,285,552

	Shares

Short-term investment — 4.08%
Investment company — 4.08%
UBS Cash Management Prime Relationship Fund[6]
(cost $7,314,752)	7,314,752	7,314,752

Total investments — 94.53%
(cost $171,205,109)		169,600,304
Cash and other assets, less liabilities — 5.47%		9,811,268

Net assets — 100.00%		$179,411,572

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$4,090,721
Gross unrealized depreciation	(5,695,526)

Net unrealized depreciation of investments	$(1,604,805)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $11,048,010 or 6.16% of net assets.
[2]	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2011 and changes periodically.
[3]	Perpetual bond security. The maturity date reflects the next call date.
[4]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2011, the value of these securities amounted to $3,795,892 or 2.12% of net assets.
[5]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2011. Maturity date disclosed is the ultimate maturity date.
[6]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/10	09/30/11	09/30/11	09/30/11	09/30/11

UBS Cash Management Prime Relationship Fund	$307,463	$41,516,120	$34,508,831	$7,314,752	$2,461

Forward foreign currency contracts

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

JPMorgan Chase Bank	CAD	4,410,000	USD	4,496,200	12/05/11	$293,558
JPMorgan Chase Bank	EUR	33,315,000	USD	47,591,369	12/05/11	2,970,924
JPMorgan Chase Bank	GBP	11,970,000	USD	19,376,853	12/05/11	721,928
JPMorgan Chase Bank	JPY	77,600,000	USD	1,010,548	12/05/11	3,540
JPMorgan Chase Bank	USD	3,556,299	EUR	2,500,000	12/05/11	(207,924)
JPMorgan Chase Bank	USD	1,454,935	GBP	900,000	12/05/11	(52,309)

Net unrealized appreciation on forward foreign currency contracts						$3,729,717

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Long Bond, 28 contracts (USD)	December 2011	$3,951,925	$3,993,500	$41,575
US Treasury futures sell contracts:
10 Year US Treasury Notes, 46 contracts (USD)	December 2011	(5,939,975)	(5,984,312)	(44,337)
Interest rate futures buy contracts:
Euro-Bobl, 21 contracts (EUR)	December 2011	3,439,402	3,436,097	(3,305)
Long Gilt, 28 contracts (GBP)	December 2011	5,685,945	5,675,779	(10,166)
Interest rate futures sell contracts:
Euro-Bund, 4 contracts (EUR)	December 2011	(727,948)	(731,450)	(3,502)
Euro-Buxl, 3 contracts (EUR)	December 2011	(475,458)	(496,136)	(20,678)

Net unrealized depreciation on futures contracts				$(40,413)

Credit default swaps on credit indices — buy protection1

							Upfront		Unrealized
			Termination	Payments made	Payments received		payments		appreciation/
Counterparty	Notional amount		date	by the Fund[2]	by the Fund		made	Value	(depreciation)

Goldman Sachs International	EUR	1,150,000	12/20/16	1.0000%	—	[3]	$(137,401)	$123,337	$(14,064)
JPMorgan Chase Bank	EUR	8,000,000	12/20/16	5.0000	—	[4]	(103,135)	116,593	13,458

							$(240,536)	$239,930	$(606)

[1]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[2]	Payments made are based on the notional amount.
[3]	Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Senior Financials Series 16 Index.
[4]	Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Sub Financials Series 16 Index.

Credit default swaps on corporate issues — buy protection1

							Upfront
				Payments	Payments		payments
			Termination	made by the	received by		(made)/		Unrealized
Counterparty	Notional amount		date	Fund[2]	the Fund		received	Value	Appreciation

Barclays Bank PLC	EUR	590,000	06/20/16	1.0000%	—	[3]	$(7,002)	$27,225	$20,223
Barclays Bank PLC	EUR	1,180,000	06/20/16	1.0000	—	[4]	38,211	(3,935)	34,276
Barclays Bank PLC	EUR	540,000	12/20/16	1.0000	—	[5]	(20,102)	42,637	22,535
Barclays Bank PLC	USD	775,000	09/20/16	1.0000	—	[6]	(7,433)	51,811	44,378
Deutsche Bank AG	EUR	540,000	12/20/16	1.0000	—	[7]	(13,991)	30,885	16,894
Deutsche Bank AG	USD	1,295,000	03/20/14	1.0000	—	[8]	12,254	16,632	28,886
Deutsche Bank AG	USD	800,000	06/20/16	1.0000	—	[9]	(14,645)	66,828	52,183
Deutsche Bank AG	USD	750,000	06/20/16	1.0000	—	[10]	23,183	(17,127)	6,056
Deutsche Bank AG	USD	775,000	09/20/16	1.0000	—	[6]	(7,813)	51,811	43,998
Goldman Sachs International	EUR	540,000	12/20/16	1.0000	—	[11]	(381)	897	516
Goldman Sachs International	USD	2,610,000	03/20/14	1.0000	—	[12]	28,878	(19,662)	9,216
Goldman Sachs International	USD	440,000	03/20/16	1.0000	—	[13]	1,971	7,805	9,776
JPMorgan Chase Bank	EUR	590,000	06/20/16	1.0000	—	[3]	(7,770)	27,225	19,455
JPMorgan Chase Bank	EUR	1,125,000	09/20/16	1.0000	—	[14]	(69,634)	85,826	16,192
JPMorgan Chase Bank	EUR	540,000	12/20/16	1.0000	—	[15]	(9,622)	25,009	15,387
JPMorgan Chase Bank	EUR	540,000	12/20/16	1.0000	—	[16]	(22,255)	31,239	8,984
JPMorgan Chase Bank	USD	1,265,000	03/20/14	1.0000	—	[8]	10,811	16,247	27,058
JPMorgan Chase Bank	USD	440,000	03/20/16	1.0000	—	[13]	1,971	7,805	9,776
JPMorgan Chase Bank	USD	1,650,000	06/20/16	1.0000	—	[17]	48,621	(29,031)	19,590
JPMorgan Chase Bank	USD	1,550,000	06/20/16	1.0000	—	[18]	(2,032)	56,462	54,430

							$(16,780)	$476,589	$459,809

[1]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments made are based on the notional amount.
[3]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Legal & General Finance PLC 5.875% bond, due 12/11/31.
[4]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Centrica PLC 7.000% bond, due 09/19/18.
[5]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the EADS Finance BV 5.500% bond, due 09/25/18.
[6]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the CNA Financial Corp. 5.850% bond, due 12/15/14.
[7]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Daimler Finance North America LLC 6.500% bond, due 11/15/13.
[8]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Computer Sciences Corp. 6.500% bond, due 03/15/18.
[9]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Prudential Financial, Inc. 4.500% bond, due 07/15/13.
[10]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Honeywell International Ltd. 5.700% bond, due 03/15/36.
[11]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Siemens Financieringsmaatschappij NV 5.625% bond, due 06/11/18.
[12]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions, Inc. 6.500% bond, due 09/01/25.
[13]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Allstate Corp. 6.750% bond, due 05/15/18.
[14]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Michelin Luxembourg SCS 8.625% bond, due 04/24/14.
[15]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the BMW Finance NV 5.000% bond, due 08/06/18.
[16]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Volkswagen International Finance NV 5.375% bond, due 05/22/18.
[17]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Lockheed Martin Corp. 7.650% bond, due 05/01/16.
[18]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Constellation Energy Group, Inc. 4.550% bond, due 06/15/15.

Credit default swaps on corporate issues — sell protection1

				Payments		Payments	Upfront		Unrealized
	Notional		Termination	made		received	payments		appreciation/	Credit
Counterparty	amount		Date	by the Fund		by the Fund[2]	(made)/received	Value	(depreciation)	spread[3]

Barclays Bank PLC	EUR	1,180,000	06/20/16	—	[4]	1.0000%	$(24,017)	$(29,608)	$(53,625)	1.4342%
Barclays Bank PLC	EUR	590,000	06/20/16	—	[5]	1.0000	30,935	(62,175)	(31,240)	2.9015
Barclays Bank PLC	EUR	540,000	12/20/16	—	[6]	1.0000	4,468	(15,677)	(11,209)	1.4583
Barclays Bank PLC	EUR	540,000	12/20/16	—	[7]	1.0000	9,117	(16,512)	(7,395)	1.4833
Barclays Bank PLC	USD	775,000	09/20/16	—	[8]	1.0000	15,345	(111,350)	(96,005)	4.4269
Deutsche Bank AG	EUR	540,000	12/20/16	—	[9]	1.0000	6,684	(19,858)	(13,174)	1.5833
Deutsche Bank AG	EUR	540,000	12/20/16	—	[10]	1.0000	9,256	(18,314)	(9,058)	1.5367
Deutsche Bank AG	USD	870,000	03/20/16	—	[11]	1.0000	12,997	(50,979)	(37,982)	2.4137
Deutsche Bank AG	USD	800,000	06/20/16	—	[12]	1.0000	22,130	(78,665)	(56,535)	3.3578
Deutsche Bank AG	USD	775,000	09/20/16	—	[8]	1.0000	15,345	(111,350)	(96,005)	4.4269
Goldman Sachs International	EUR	380,000	09/20/16	—	[13]	1.0000	21,621	(21,192)	429	1.9308
Goldman Sachs International	EUR	540,000	12/20/16	—	[14]	1.0000	7,788	(15,228)	(7,440)	1.4450
Goldman Sachs International	USD	1,720,000	03/20/16	—	[15]	1.0000	17,298	(14,374)	2,924	1.2009
JPMorgan Chase Bank	EUR	640,000	03/20/16	—	[16]	1.0000	19,046	(81,721)	(62,675)	3.4658
JPMorgan Chase Bank	EUR	590,000	06/20/16	—	[5]	1.0000	30,935	(62,175)	(31,240)	2.9015
JPMorgan Chase Bank	USD	850,000	03/20/16	—	[11]	1.0000	13,871	(49,807)	(35,936)	2.4137
JPMorgan Chase Bank	USD	1,550,000	06/20/16	—	[17]	1.0000	29,018	(63,912)	(34,894)	1.9366

							$241,837	$(822,897)	$(581,060)

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments received are based on the notional amount.
[3]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
[4]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the E.ON International Finance BV 6.375% bond, due 05/29/17.
[5]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Aegon NV 4.125% bond, due 12/08/14.
[6]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Deutsche Telekom International Finance BV 6.000% bond, due 01/20/17.
[7]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the GDF Suez 5.125% bond, due 02/19/18.
[8]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Hartford Financial Services Group, Inc. 4.000% bond, due 03/30/15.
[9]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the BP Capital Markets America, Inc. 4.200% bond, due 06/15/18.
[10]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the EDF SA 5.625% bond, due 02/21/33.
[11]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Computer Sciences Corp. 6.500% bond, due 03/15/18.
[12]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the MetLife Inc. 5.000% bond, due 06/15/15.
[13]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Carrefour SA 4.375% bond, due 11/02/16.
[14]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the France Telecom SA 5.625% bond, due 05/22/18.
[15]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions, Inc. 6.500% bond, due 09/01/25.
[16]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the AXA SA 6.000% bond, due 06/18/13.
[17]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Exelon Generation Co LLC 6.200% bond, due 10/01/17.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$161,079,609	$—	$161,079,609
Non-US government obligation	—	731,689	—	731,689
Supranational bond	—	474,254	—	474,254
Short-term investment	—	7,314,752	—	7,314,752
Forward foreign currency contracts	—	3,729,717	—	3,729,717
Futures contracts	(40,413)	—	—	(40,413)
Swap agreements	—	(106,378)	—	(106,378)

Total	$(40,413)	$173,223,643	$—	$173,183,230

UBS High Yield Relationship Fund — Portfolio of investments

Industry diversification (unaudited)
As a percentage of net assets
as of September 30, 2011

Bonds
Corporate bonds
Aerospace	0.73%
Air transportation	0.28
Automotive & auto parts distributors	3.97
Banks & thrifts	2.28
Broadcasting	1.03
Building materials	1.23
Cable TV	1.16
Capital goods	0.81
Chemicals	4.36
Consumer products	0.15
Containers	2.37
Diversified financial services	5.72
Diversified media	1.22
Electric utilities	3.80
Energy	13.82
Entertainment/film	0.41
Food & drug retail	1.15
Food/beverage/tobacco	1.53
Gaming	6.98
Healthcare	4.37
Homebuilders/real estate	2.11
Hotel	0.80
Insurance	3.80
Leisure	1.00
Machinery	0.82
Metals/mining	2.55
Paper	2.26
Publishing/printing	0.97
Restaurants	0.53
Services	2.91
Steels	2.21
Super retail index	3.71
Technology	4.57
Telecommunications	6.88
Textile/apparel	0.24
Transportation excluding air/rail	1.42

Total corporate bonds	94.15%
Asset-backed security	0.15
Commercial mortgage-backed securities	0.59

Total bonds	94.89%

Common stocks	0.00 [1]
Warrant	0.00 [1]
Short-term investment	2.76

Total investments	97.65%
Cash and other assets, less liabilities	2.35

Net assets	100.00%

1 Amount represents less than 0.005%.

UBS High Yield Relationship Fund — Portfolio of investments
September 30, 2011 (unaudited)

	Face
Security description	amount	Value

Bonds — 94.89%
Corporate bonds — 94.15%
Australia — 0.50%
Mirabela Nickel Ltd.,
8.750%, due 04/15/18[1]	$1,220,000	$988,200

Austria — 0.41%
PE Paper Escrow GmbH,
12.000%, due 08/01/14[1]	775,000	811,812

Brazil — 0.83%
OGX Petroleo e Gas Participacoes SA,
8.500%, due 06/01/18[1]	1,825,000	1,633,375

Canada — 2.65%
Bombardier, Inc.,
7.500%, due 03/15/18[1]	340,000	358,700
7.750%, due 03/15/20[1]	460,000	489,900
CHC Helicopter SA,
9.250%, due 10/15/20[1]	950,000	807,500
Connacher Oil and Gas Ltd.,
8.500%, due 08/01/19[1]	860,000	662,200
Nova Chemicals Corp.,
8.625%, due 11/01/19	2,025,000	2,192,062
Reliance Intermediate Holdings LP,
9.500%, due 12/15/19[1]	700,000	735,000

Total Canada corporate bonds		5,245,362

Cayman Islands — 1.22%
Sable International Finance Ltd.,
7.750%, due 02/15/17[1]	450,000	436,500
Seagate HDD Cayman,
7.750%, due 12/15/18[1]	2,005,000	1,964,900

Total Cayman Islands corporate bonds		2,401,400

France — 0.60%
Cie Generale de Geophysique-Veritas,
7.750%, due 05/15/17	580,000	571,300
CMA CGM SA,
8.500%, due 04/15/17[1]	1,525,000	617,625

Total France corporate bonds		1,188,925

Ireland — 0.35%
Ardagh Packaging Finance PLC,
7.375%, due 10/15/17[1]	720,000	687,600

Italy — 0.21%
Wind Acquisition Finance SA,
11.750%, due 07/15/17[1]	495,000	420,750

Luxembourg — 1.90%
APERAM,
7.750%, due 04/01/18[1]	470,000	408,900
ConvaTec Healthcare E SA,
10.500%, due 12/15/18[1]	950,000	836,000
Expro Finance Luxembourg SCA,
8.500%, due 12/15/16[1]	1,300,000	1,131,000
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20[1]	310,000	285,975
Intelsat Luxembourg SA,
11.250%, due 02/04/17	1,265,000	1,097,388

Total Luxembourg corporate bonds		3,759,263

Mexico — 0.25%
Cemex Finance LLC,
9.500%, due 12/14/16[1]	675,000	489,375

Netherlands — 0.28%
ING Groep NV,
5.775%, due 12/08/15[2,3]	765,000	560,362

Russia — 0.23%
Evraz Group SA,
9.500%, due 04/24/18[1]	465,000	451,050

South Africa — 0.27%
Edcon Proprietary Ltd.,
9.500%, due 03/01/18[1]	655,000	530,550

Spain — 0.08%
Cemex Espana Luxembourg,
9.250%, due 05/12/20[1]	255,000	165,750

United Kingdom — 1.66%
Hanson Ltd.,
6.125%, due 08/15/16	775,000	778,875
HBOS Capital Funding LP,
6.071%, due 06/30/14[1,2,3]	1,075,000	645,000
Ineos Finance PLC,
9.000%, due 05/15/15[1]	250,000	237,500
Ineos Group Holdings PLC,
8.500%, due 02/15/16[1]	429,000	317,460
Vedanta Resources PLC,
8.250%, due 06/07/21[1]	650,000	500,500
9.500%, due 07/18/18[1]	925,000	804,750

Total United Kingdom corporate bonds		3,284,085

United States — 82.71%
ACCO Brands Corp.,
10.625%, due 03/15/15	275,000	295,625
AES Corp.,
8.000%, due 10/15/17	235,000	236,175
8.000%, due 06/01/20	1,240,000	1,240,000
AK Steel Corp.,
7.625%, due 05/15/20	660,000	578,325
Ally Financial, Inc.,
6.750%, due 12/01/14	500,000	478,125
8.000%, due 03/15/20	1,400,000	1,295,868
Alta Mesa Holdings,
9.625%, due 10/15/18	875,000	796,250
AMC Entertainment, Inc.,
8.750%, due 06/01/19	620,000	609,150
American General Institutional Capital A,
7.570%, due 12/01/45[1]	1,980,000	1,791,900
American International Group, Inc.,
6.250%, due 03/15/37	550,000	380,875
8.175%, due 05/15/58[2]	400,000	353,000
AMGH Merger Sub, Inc.,
9.250%, due 11/01/18[1]	445,000	445,000
ARAMARK Corp.,
8.500%, due 02/01/15	715,000	723,938
Ashland, Inc.,
9.125%, due 06/01/17	645,000	713,531
Avis Budget Car Rental LLC,
9.625%, due 03/15/18	380,000	376,200
BankAmerica Capital II,
8.000%, due 12/15/26	1,256,000	1,168,080
BE Aerospace, Inc.,
6.875%, due 10/01/20	575,000	599,438
Belden, Inc.,
9.250%, due 06/15/19	425,000	459,000
Berry Plastics Corp.,
8.250%, due 11/15/15	550,000	559,625
9.500%, due 05/15/18	400,000	340,000
Boise Paper Holdings LLC,
9.000%, due 11/01/17	280,000	292,600
Boyd Gaming Corp.,
9.125%, due 12/01/18[1]	1,475,000	1,213,188
Brocade Communications Systems, Inc.,
6.875%, due 01/15/20	300,000	306,375
Burlington Coat Factory Warehouse Corp.,
10.000%, due 02/15/19[1]	1,400,000	1,190,000
Caesars Entertainment Operating Co., Inc.,
5.625%, due 06/01/15	1,365,000	819,000
10.000%, due 12/15/15	750,000	675,000
10.000%, due 12/15/18	2,155,000	1,282,225
11.250%, due 06/01/17	1,590,000	1,603,913
Calpine Construction Finance Co. LP,
8.000%, due 06/01/16[1]	735,000	753,375
Calpine Corp.,
7.875%, due 07/31/20[1]	1,770,000	1,708,050
Capella Healthcare, Inc.,
9.250%, due 07/01/17[1]	240,000	228,000
Case New Holland, Inc.,
7.875%, due 12/01/17	680,000	724,200
CB Richard Ellis Services, Inc.,
11.625%, due 06/15/17	215,000	242,413
CDW Finance Corp.,
12.535%, due 10/12/17	1,050,000	1,002,750
Celanese US Holdings LLC,
5.875%, due 06/15/21	815,000	802,775
6.625%, due 10/15/18	315,000	325,631
Cengage Learning Acquisitions, Inc.,
10.500%, due 01/15/15[1]	535,000	342,400

Ceridian Corp.,
11.250%, due 11/15/15	1,040,000	858,000
CF Industries, Inc.,
6.875%, due 05/01/18	350,000	390,688
7.125%, due 05/01/20	835,000	950,856
Chesapeake Energy Corp.,
6.625%, due 08/15/20	350,000	360,500
9.500%, due 02/15/15	1,240,000	1,398,100
Chrysler Group LLC,
8.000%, due 06/15/19[1]	1,440,000	1,123,200
CIT Group, Inc.,
7.000%, due 05/01/16	1,240,000	1,202,800
7.000%, due 05/01/17	3,735,000	3,622,950
CityCenter Holdings LLC,
10.750%, due 01/15/17[1,4]	650,000	589,875
Claire’s Stores, Inc.,
10.500%, due 06/01/17	450,000	319,500
Clear Channel Communications, Inc.,
10.750%, due 08/01/16	1,205,000	623,587
Clearwater Paper Corp.,
7.125%, due 11/01/18	410,000	406,925
Clearwire Communications LLC,
12.000%, due 12/01/15[1]	1,765,000	1,488,012
Community Health Systems, Inc.,
8.875%, due 07/15/15	710,000	697,575
Comstock Resources, Inc.,
8.375%, due 10/15/17	410,000	393,600
Consol Energy, Inc.,
8.000%, due 04/01/17	505,000	527,725
Constellation Brands, Inc.,
8.375%, due 12/15/14	655,000	718,862
Crosstex Energy LP,
8.875%, due 02/15/18	960,000	984,000
CSC Holdings LLC,
8.625%, due 02/15/19	550,000	603,625
Delta Air Lines, Inc.,
12.250%, due 03/15/15[1]	520,000	552,500
Denbury Resources, Inc.,
9.750%, due 03/01/16	1,105,000	1,193,400
Developers Diversified Realty Corp.,
9.625%, due 03/15/16	545,000	617,236
Diamond Resorts Corp.,
12.000%, due 08/15/18	1,550,000	1,453,125
DISH DBS Corp.,
7.875%, due 09/01/19	1,660,000	1,693,200
Dolphin Subsidiary II, Inc.,
7.250%, due 10/15/21[1]	910,000	882,700
Domtar Corp.,
10.750%, due 06/01/17	537,000	668,565
DuPont Fabros Technology LP, REIT,
8.500%, due 12/15/17	1,045,000	1,081,575
E*Trade Financial Corp.,
12.500%, due 11/30/17[4]	727,000	819,692
Eagle Parent, Inc.,
8.625%, due 05/01/19[1]	150,000	135,750
EH Holding Corp.,
6.500%, due 06/15/19[1]	155,000	149,187
7.625%, due 06/15/21[1]	155,000	149,187
El Paso Corp.,
7.750%, due 01/15/32	1,725,000	1,997,998
Encore Acquisition Co.,
9.500%, due 05/01/16	315,000	340,200
Energy Transfer Partners LP,
6.050%, due 06/01/41	595,000	556,216
7.500%, due 07/01/38	500,000	542,782
Entravision Communications Corp.,
8.750%, due 08/01/17	700,000	656,250
Equinix, Inc.,
8.125%, due 03/01/18	1,350,000	1,420,875
ExamWorks Group, Inc.,
9.000%, due 07/15/19[1]	1,145,000	1,070,575
FireKeepers Development Authority,
13.875%, due 05/01/15[1]	1,315,000	1,485,950
First Data Corp.,
9.875%, due 09/24/15	720,000	603,000
11.250%, due 03/31/16	645,000	435,375
Ford Motor Co.,
7.450%, due 07/16/31	1,415,000	1,597,365
Ford Motor Credit Co. LLC,
5.750%, due 02/01/21	1,300,000	1,286,349
12.000%, due 05/15/15	1,715,000	2,058,000
Forest Oil Corp.,
7.250%, due 06/15/19	425,000	418,625
8.500%, due 02/15/14	560,000	592,200
Freescale Semiconductor, Inc.,
9.250%, due 04/15/18[1]	405,000	416,137
10.125%, due 03/15/18[1]	442,000	459,680
10.750%, due 08/01/20	207,000	207,000
Frontier Communications Corp.,
8.250%, due 04/15/17	1,000,000	970,000
9.000%, due 08/15/31	1,230,000	1,048,575
FTI Consulting, Inc.,
6.750%, due 10/01/20	675,000	651,375

Gannett Co., Inc.,
9.375%, due 11/15/17	485,000	521,375
GenOn Energy, Inc.,
9.500%, due 10/15/18	1,280,000	1,203,200
9.875%, due 10/15/20	450,000	420,750
Geo Group, Inc.,
7.750%, due 10/15/17	400,000	413,000
Georgia Gulf Corp.,
9.000%, due 01/15/17[1]	925,000	934,250
Georgia-Pacific LLC,
8.250%, due 05/01/16[1]	1,225,000	1,354,041
Glen Meadow Pass-Through Trust,
6.505%, due 02/12/67[1,2]	660,000	460,350
Graphic Packaging International, Inc.,
7.875%, due 10/01/18	395,000	404,875
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	700,000	686,000
Harland Clarke Holdings Corp.,
9.500%, due 05/15/15	695,000	514,300
Hartford Financial Services Group, Inc.,
8.125%, due 06/15/38[2]	770,000	723,800
HCA, Inc.,
7.500%, due 02/15/22	625,000	576,563
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16[1]	1,120,000	1,136,800
Hertz Corp.,
7.375%, due 01/15/21	715,000	653,331
Hexion US Finance Corp.,
8.875%, due 02/01/18	490,000	404,250
Hilcorp Finance Co.,
7.625%, due 04/15/21[1]	295,000	296,475
8.000%, due 02/15/20[1]	370,000	376,475
Hilton Worldwide, Inc.,
4.786%, due 11/15/13[1,2]	500,000	481,250
Host Hotels & Resorts LP,
9.000%, due 05/15/17	480,000	518,400
ILFC E-Capital Trust I,
4.770%, due 12/21/65[1,2]	460,000	319,792
ING Capital Funding Trust III,
3.969%, due 12/31/11[2,3]	710,000	531,007
Ingles Markets, Inc.,
8.875%, due 05/15/17	715,000	748,963
Interactive Data Corp.,
10.250%, due 08/01/18	115,000	123,337
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	1,550,000	1,555,812
8.625%, due 09/15/15	1,755,000	1,741,838
8.750%, due 03/15/17	530,000	532,650
Iron Mountain, Inc.,
8.000%, due 06/15/20	375,000	376,875
8.375%, due 08/15/21	965,000	984,300
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	275,000	268,813
JC Penney Corp., Inc.,
7.125%, due 11/15/23	1,075,000	1,085,750
Kemet Corp.,
10.500%, due 05/01/18	375,000	393,750
Key Energy Services, Inc.,
6.750%, due 03/01/21	575,000	553,438
Landry’s Restaurants, Inc.,
11.625%, due 12/01/15	1,045,000	1,050,225
Level 3 Financing, Inc.,
9.250%, due 11/01/14	803,000	792,963
10.000%, due 02/01/18	425,000	408,000
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37[1]	315,000	275,625
10.750%, due 06/15/58[1,2]	650,000	773,500
Limited Brands, Inc.,
7.600%, due 07/15/37	425,000	408,000
8.500%, due 06/15/19	185,000	209,050
Lincoln National Corp.,
7.000%, due 05/17/66[2]	1,245,000	1,070,700
Linn Energy LLC,
6.500%, due 05/15/19[1]	250,000	230,000
7.750%, due 02/01/21	870,000	870,000
Lyondell Chemical Co.,
8.000%, due 11/01/17[1]	749,000	807,048
11.000%, due 05/01/18	500,000	540,000
Manitowoc Co., Inc.,
8.500%, due 11/01/20	990,000	895,950
Marina District Finance Co., Inc.,
9.500%, due 10/15/15	2,205,000	1,990,013
Marquette Transportation Finance Corp.,
10.875%, due 01/15/17	450,000	433,688
McClatchy Co.,
11.500%, due 02/15/17	615,000	533,513
McJunkin Red Man Corp.,
9.500%, due 12/15/16	1,135,000	1,038,525

MedAssets, Inc.,
8.000%, due 11/15/18[1]	695,000	661,988
Mercer International, Inc.,
9.500%, due 12/01/17	700,000	687,750
Meritage Homes Corp.,
6.250%, due 03/15/15	275,000	264,000
Meritor, Inc.,
10.625%, due 03/15/18	650,000	625,625
MGM Resorts International,
10.000%, due 11/01/16[1]	1,455,000	1,378,613
11.125%, due 11/15/17	510,000	559,725
Michael Foods, Inc.,
9.750%, due 07/15/18	680,000	702,100
Michaels Stores, Inc.,
11.375%, due 11/01/16	500,000	506,250
Mirant Americas Generation LLC,
9.125%, due 05/01/31	78,000	65,520
Multiplan, Inc.,
9.875%, due 09/01/18[1]	1,600,000	1,584,000
Murray Energy Corp.,
10.250%, due 10/15/15[1]	1,845,000	1,761,975
Mylan, Inc.,
7.625%, due 07/15/17[1]	550,000	572,000
Navios Maritime Acquisition Corp.,
8.625%, due 11/01/17	1,340,000	1,115,550
Navios Maritime Holdings, Inc.,
8.875%, due 11/01/17	650,000	633,750
Navistar International Corp.,
8.250%, due 11/01/21	550,000	564,437
NB Capital Trust II,
7.830%, due 12/15/26	380,000	342,000
Nexstar Broadcasting, Inc.,
8.875%, due 04/15/17	505,000	498,687
Nextel Communications, Inc.,
Series D, 7.375%, due 08/01/15	1,295,000	1,227,012
Nielsen Finance LLC,
7.750%, due 10/15/18	200,000	204,000
Niska Gas Storage US LLC,
8.875%, due 03/15/18	1,730,000	1,712,700
NRG Energy, Inc.,
7.625%, due 05/15/19[1]	250,000	227,500
8.500%, due 06/15/19	235,000	226,775
Owens-Brockway Glass Container, Inc.,
7.375%, due 05/15/16	465,000	483,600
PAETEC Holding Corp.,
9.875%, due 12/01/18	990,000	1,037,025
Patriot Coal Corp.,
8.250%, due 04/30/18	525,000	467,250
Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	940,000	940,000
Pinafore LLC, Inc.,
9.000%, due 10/01/18[1]	573,000	587,325
Pinnacle Foods Finance LLC,
10.625%, due 04/01/17	610,000	611,525
Plains Exploration & Production Co.,
7.625%, due 06/01/18	528,000	541,200
10.000%, due 03/01/16	1,005,000	1,090,425
Production Resource Group, Inc.,
8.875%, due 05/01/19[1]	225,000	203,062
Prospect Medical Holdings, Inc.,
12.750%, due 07/15/14	650,000	682,500
QEP Resources, Inc.,
6.875%, due 03/01/21	450,000	470,250
Quicksilver Resources, Inc.,
7.125%, due 04/01/16	775,000	682,000
11.750%, due 01/01/16	525,000	567,000
Quiksilver, Inc.,
6.875%, due 04/15/15	540,000	480,600
QVC, Inc.,
7.375%, due 10/15/20[1]	300,000	319,500
7.500%, due 10/01/19[1]	430,000	457,950
Radiation Therapy Services, Inc.,
9.875%, due 04/15/17	500,000	426,250
Range Resources Corp.,
5.750%, due 06/01/21	150,000	155,625
Realogy Corp.,
10.500%, due 04/15/14	1,440,000	1,238,400
Residential Capital LLC,
9.625%, due 05/15/15	525,000	406,875
Reynolds Group Issuer, Inc.,
7.875%, due 08/15/19[1]	375,000	361,875
8.750%, due 10/15/16[1]	680,000	681,700
9.875%, due 08/15/19[1]	650,000	572,000

Rite Aid Corp.,
8.625%, due 03/01/15	700,000	621,250
10.375%, due 07/15/16	875,000	894,687
Roofing Supply Group LLC,
8.625%, due 12/01/17[1]	920,000	867,100
Royal Caribbean Cruises Ltd.,
7.500%, due 10/15/27	555,000	521,700
Ryerson, Inc.,
12.000%, due 11/01/15	1,169,000	1,169,000
SandRidge Energy, Inc.,
8.750%, due 01/15/20	750,000	735,000
9.875%, due 05/15/16[1]	625,000	643,750
Sanmina-SCI Corp.,
7.000%, due 05/15/19[1]	1,175,000	1,034,000
Sealed Air Corp.,
8.375%, due 09/15/21[1]	580,000	585,800
Severstal Columbus LLC,
10.250%, due 02/15/18	450,000	459,000
Shingle Springs Tribal Gaming Authority,
9.375%, due 06/15/15[1]	1,205,000	704,925
Sprint Capital Corp.,
6.875%, due 11/15/28	600,000	448,500
8.750%, due 03/15/32	940,000	816,625
Sprint Nextel Corp.,
6.000%, due 12/01/16	795,000	683,700
SPX Corp.,
7.625%, due 12/15/14	1,070,000	1,144,900
SquareTwo Financial Corp.,
11.625%, due 04/01/17	1,170,000	1,111,500
Standard Pacific Corp.,
10.750%, due 09/15/16	750,000	735,000
Susser Holdings LLC,
8.500%, due 05/15/16	250,000	260,312
Tenet Healthcare Corp.,
6.875%, due 11/15/31	500,000	380,000
Tesoro Corp.,
9.750%, due 06/01/19	625,000	675,000
Texas Competitive Electric Holdings Co. LLC,
Series A, 10.250%, due 11/01/15	1,445,000	541,875
Tropicana Entertainment LLC,
9.625%, due 12/15/14[5]	1,250,000	0
Tube City IMS Corp.,
9.750%, due 02/01/15	790,000	754,450
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15[1]	695,000	695,434
U.S. Foodservice,
8.500%, due 06/30/19[1]	425,000	383,563
Unisys Corp.,
12.750%, due 10/15/14[1]	500,000	565,000
United States Steel Corp.,
7.375%, due 04/01/20	600,000	540,000
Univision Communications, Inc.,
7.875%, due 11/01/20[1]	195,000	182,813
8.500%, due 05/15/21[1]	515,000	401,700
USG Corp.,
8.375%, due 10/15/18[1]	160,000	133,600
Vanguard Health Holding Co. II LLC,
8.000%, due 02/01/18	745,000	683,538
Verso Paper Holdings LLC,
Series B, 11.375%, due 08/01/16
Viskase Cos., Inc.,	335,000	242,875
9.875%, due 01/15/18[1]	600,000	606,000
Warner Chilcott Co. LLC,
7.750%, due 09/15/18[1]	475,000	453,625
West Corp.,
7.875%, due 01/15/19	770,000	723,800
11.000%, due 10/15/16	690,000	710,700
Whiting Petroleum Corp.,
6.500%, due 10/01/18	495,000	497,475
WMG Acquisition Corp.,
9.500%, due 06/15/16	1,535,000	1,554,188
XL Group PLC,
Series E, 6.500%, due 04/15/17[2,3]	765,000	600,525
XM Satellite Radio, Inc.,
13.000%, due 08/01/13[1]	300,000	336,000
Yankee Finance, Inc.,
10.250%, due 02/15/16[4]	1,300,000	1,105,000
Yonkers Racing Corp.,
11.375%, due 07/15/16[1]	1,104,000	1,126,080
Zions Bancorp.,
5.500%, due 11/16/15	580,000	584,439

Total United States corporate bonds		163,545,957

Total corporate bonds
(cost $199,480,094)		186,163,816

Asset-backed security — 0.15%
United States — 0.15%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.435%, due 08/25/35[2]
(cost $241,379)	307,682	288,401

Commercial mortgage-backed securities — 0.59%
United States — 0.59%
CW Capital Cobalt Ltd.,
Series 2007-C3, Class AJ,
6.011%, due 05/15/46[2]	800,000	455,662
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class AJ,
5.677%, due 12/10/49[2]	925,000	458,716
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AM,
6.096%, due 02/15/51[2]	300,000	252,070

Total commercial mortgage-backed securities
(cost $1,351,465)		1,166,448

Total bonds
(cost $201,072,938)		187,618,665

	Shares

Common stocks — 0.00%[6]
United States — 0.00%[6]
Pliant Corp.*7,8,9	5	0
Xanadoo Co., Class A*7	23	7,498

Total common stocks
(cost $86,272)		7,498

	Number of
	warrants

Warrants — 0.00%[6]
CMP Susquehanna Radio Holdings
Corp., strike @ $0.01, expires 03/26/19*7,8
(cost $162)	15,990	160

	Shares

Short-term investment — 2.76%
Investment company — 2.76%
UBS Cash Management Prime Relationship Fund[10]
(cost $5,459,630)	5,459,630	5,459,630

Total investments — 97.65%
(cost $206,619,002)		193,085,953
Cash and other assets, less liabilities — 2.35%		4,654,840

Net assets — 100.00%		$197,740,793

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,003,722
Gross unrealized depreciation	(16,536,771)

Net unrealized depreciation of investments	$(13,533,049)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to end of this report.

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $61,622,834 or 31.16% of net assets.
[2]	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2011 and changes periodically.
[3]	Perpetual bond security. The maturity date reflects the next call date.
[4]	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
[5]	Security is in default.
[6]	Amount represents less than 0.005%.
[7]	Security is illiquid. At September 30, 2011, the value of these securities amounted to $7,658 or 0.00% of net assets.
[8]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2011, the value of these securities amounted to $160 or 0.00% of net assets.
[9]	This security, which represent 0.00% of net assets as of September 30, 2011, is considered restricted. (See restricted securities table below for more information.)
Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Value 09/30/11	Value as a percentage of net assets

Pliant Corp.	10/02/00	$0	0.00%	$0	0.00%

[10]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a Management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	12/31/10	09/30/11	09/30/11	09/30/11	09/30/11

UBS Cash Management Prime Relationship Fund	$7,216,268	$143,310,409	$145,067,047	$5,459,630	$6,363

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in
	active
	markets for
	identical	Other significant	Unobservable
	investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$186,163,816	$0	$186,163,816
Asset-backed security	—	288,401	—	288,401
Commercial mortgage-
backed securities	—	1,166,448	—	1,166,448
Common stocks	7,498	—	0	7,498
Warrant	—	—	160	160
Short-term investment	—	5,459,630	—	5,459,630

Total	$7,498	$193,078,295	$160	$193,085,953

Level 3 Rollforward Disclosure
 The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate bonds	Common stocks	Preferred stock	Warrants	Total

Assets
Beginning balance	$21,300	$0	$140	$160	$21,600
Purchases	—	—	—	—	—
Issuances	—	—	—	—	—
Sales	(60,000)	—	(162)	—	(60,162)
Settlements	—	—	—	—	—
Accrued discounts (premiums)	(60,398)	—	—	—	(60,398)
Total realized gain (loss)	(227,547)	—	—	—	(227,547)
Net change in unrealized appreciation/depreciation	326,008	—	22	—	326,030
Net transfers into Level 3[1]	637	—	—	—	637
Net transfers out of Level 3	—	—	—	—	—

Ending balance	$0	$0	$—	$160	$160

[1]	Transfers into level 3 represent the value at the beginning of the period. At September 30, 2011, a security was transferred from Level 2 to Level 3 due to the absence of observable inputs.

UBS Opportunistic Emerging Markets Debt Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2011

Bonds
Corporate bonds
Diversified financial services	8.77%
Oil, gas & consumable fuels	7.98
Real estate management & development	1.85

Total corporate bonds	18.60%
Non-US government obligations	57.47

Total bonds	76.07%
Short-term investment	17.86
Options purchased	0.31

Total investments	94.24%
Cash and other assets, less liabilities	5.76

Net assets	100.00%

1 Figures represent the industry breakdown of direct investments of UBS Opportunistic Emerging Markets Debt Relationship Fund. Figures would be different if a breakdown of derivatives exposure was included.

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of investments
September 30, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds — 76.07%
Corporate bonds — 18.60%
Malaysia — 1.85%
Johor Corp.,
1.000%, due 07/31/12[1]	MYR	700,000	$282,302

Russia — 8.77%
RSHB Capital SA for OJSC
Russian Agricultural Bank,
7.750%, due 05/29/18[2]		$650,000	682,500
VEB Finance Ltd.,
6.800%, due 11/22/25[2]		700,000	658,000

Total Russia corporate bonds			1,340,500

Ukraine — 3.70%
NAK Naftogaz Ukraine,
9.500%, due 09/30/14		600,000	565,500

Venezuela — 4.28%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[2]		350,000	229,250
8.500%, due 11/02/17[3]		650,000	425,750

Total Venezuela corporate bonds			655,000

Total corporate bonds
(cost $2,991,937)			2,843,302

Non-US government obligations — 57.47%
Argentina — 14.24%
Republic of Argentina,
0.000%, due 12/15/35[4]		947,755	130,790
7.000%, due 09/12/13		1,900,000	1,810,700
Series X, 7.000%, due 04/17/17		200,000	157,800
8.750%, due 06/02/17		88,658	77,354

			2,176,644

Brazil — 17.40%
Notas do Tesouro Nacional,
Series B, 6.000%, due 05/15/45[5]	BRL	1,600,000	1,859,249
Series F, 10.000%, due 01/01/21		1,600,000	800,787

			2,660,036

Chile — 7.29%
Bonos de la Tesoreria de la Republica,
3.000%, due 07/01/17[5]	CLP	550,427,000	1,114,586

Greece — 0.41%
Hellenic Republic,
2.900%, due 07/25/25[5]	EUR	153,609	62,624

Indonesia — 1.08%
Government of Indonesia,
9.500%, due 07/15/31	IDR	1,210,000,000	165,876

Mexico — 4.99%
Mexican Udibonos,
4.000%, due 06/13/19[5]	MXN	1,350,000	505,167
4.010%, due 11/15/40[5]		730,000	257,080

			762,247

Russia — 1.29%
Federation of Russia,
5.000%, due 04/29/20[2]		$200,000	196,500

South Africa — 5.39%
Republic of South Africa,
5.500%, due 12/07/23[5]	ZAR	5,045,953	824,432

Venezuela — 5.38%
Republic of Venezuela,
8.250%, due 10/13/24[2]		$1,300,000	760,500
9.375%, due 01/13/34		100,000	62,250

			822,750

Total Non-US government obligations
(cost $8,957,953)			8,785,695

Total bonds
(cost $11,949,890)			11,628,997

	Shares

Short-term investment — 17.86%
Investment company — 17.86%
UBS Cash Management Prime
Relationship Fund[6]
(cost $2,730,710)		2,730,710	2,730,710

	Face amount
	covered by
	contracts

Options Purchased* — 0.31%
Call Options — 0.20%
Foreign Exchange Option, Buy
USD/ILS, strike @ ILS 3.90,
expires November 2011		$1,130,000	3,778
Foreign Exchange Option, Buy
USD/ILS, strike @ ILS 3.91,
expires November 2011		2,260,000	6,851
Foreign Exchange Option, Buy
USD/KRW, strike @ KRW 1,220.00,
expires March 2012		260,000	11,232
Foreign Exchange Option, Buy
USD/SAR, strike @ SAR 3.75,
expires July 2013		1,187,500	8,188

			30,049

Put Options — 0.11%
Foreign Exchange Option, Buy
EUR/MXN, strike @ MXN 16.18,
expires December 2011	EUR	610,000	1,878
Foreign Exchange Option, Buy
USD/MYR, strike @ MYR 3.09,
expires December 2011		$100,000	826
Foreign Exchange Option, Buy
USD/MYR, strike @ MYR 3.11,
expires December 2011		90,000	953
Foreign Exchange Option, Buy
USD/SAR, strike @ SAR 3.75,
expires July 2013		1,187,500	10,786
Foreign Exchange Option, Buy
EUR/SGD, strike @ SGD 1.70,
expires December 2011	EUR	60,000	1,045
Foreign Exchange Option, Buy
EUR/TRY, strike @ TRY 2.31,
expires January 2012		158,000	771
Foreign Exchange Option, Buy
EUR/TRY, strike @ TRY 2.20,
expires March 2012		420,000	1,094

			17,353

Total options purchased
(cost $73,437)			47,402

Total investments — 94.24%
(cost $ 14,754,037)			14,407,109
Cash and other assets, less liabilities — 5.76%			881,190

Net assets — 100.00%			$15,288,299

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:
Gross unrealized appreciation	$437,877
Gross unrealized depreciation	(784,805)

Net unrealized depreciation of investments	$(346,928)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
[1]	Security is illiquid. At September 30, 2011, the value of this security amounted to $282,302 or 1.85% of net assets.
[2]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2011, the value of these securities amounted to $2,526,750 or 16.53% of net assets.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of this security amounted to $425,750 or 2.78% of net assets.
[4]	Floating rate determined annually based on the Argentina GDP.
[5]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[6]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/10	09/30/11	09/30/11	09/30/11	09/30/11

UBS Cash Management Prime Relationship Fund	$2,484,159	$24,264,496	$24,017,945	$2,730,710	$3,770

Forward foreign currency contracts

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

Citigroup Global Markets Ltd.	BRL	325,000	EUR	135,801	11/03/11	$10,382
Credit Suisse First Boston	BRL	9,203,396	USD	5,643,348	12/15/11	824,251
Credit Suisse First Boston	CZK	1,347,000	USD	74,995	10/31/11	1,873
Credit Suisse First Boston	EUR	135,801	BRL	323,886	11/03/11	(10,969)
Credit Suisse First Boston	EUR	554,280	HUF	154,300,000	12/02/11	(41,485)
Credit Suisse First Boston	EUR	135,801	USD	191,414	11/03/11	9,516
Credit Suisse First Boston	HUF	112,044,000	EUR	401,953	12/02/11	29,409
Credit Suisse First Boston	MXN	4,850,000	USD	383,885	12/15/11	36,589
Credit Suisse First Boston	MYR	900,000	USD	299,591	12/15/11	18,370
Credit Suisse First Boston	MYR	206,000	USD	65,119	12/19/11	757
Credit Suisse First Boston	TRY	27,000	USD	16,033	01/31/12	1,761
Credit Suisse First Boston	USD	1,500,306	BRL	2,450,000	12/15/11	(217,433)
Credit Suisse First Boston	USD	308,930	CLP	146,340,000	12/15/11	(30,043)
Credit Suisse First Boston	USD	74,996	CZK	1,347,000	10/31/11	(1,874)
Credit Suisse First Boston	USD	193,123	EUR	135,801	11/03/11	(11,224)
Credit Suisse First Boston	USD	74,721	INR	3,714,000	12/15/11	321
Credit Suisse First Boston	USD	404,201	RUB	11,835,000	12/15/11	(41,613)
Credit Suisse First Boston	USD	526,891	TRY	941,660	12/15/11	(25,761)
Credit Suisse First Boston	USD	16,013	TRY	27,000	01/31/12	(1,741)
Credit Suisse First Boston	USD	50,051	ZAR	394,000	10/31/11	(1,454)
Credit Suisse First Boston	ZAR	394,000	USD	50,014	10/31/11	1,418
Deutsche Bank AG	MYR	700,000	USD	219,436	12/15/11	709
Deutsche Bank AG	USD	450,000	IDR	4,149,450,000	12/15/11	18,494
Goldman Sachs International	BRL	212,000	USD	122,282	06/22/12	14,626
Goldman Sachs International	CLP	525,000,000	USD	1,107,595	12/15/11	107,078
Goldman Sachs International	EUR	172,571	HUF	47,750,000	12/02/11	(14,235)
Goldman Sachs International	EUR	114,278	RUB	4,610,000	12/01/11	(11,408)
Goldman Sachs International	HUF	49,258,000	EUR	173,701	12/02/11	8,897
Goldman Sachs International	IDR	1,472,590,000	USD	171,331	12/15/11	5,068
Goldman Sachs International	INR	3,714,000	USD	75,000	12/15/11	(42)
Goldman Sachs International	MXN	9,332,580	USD	743,336	12/15/11	75,054
Goldman Sachs International	RUB	13,630,000	EUR	321,221	12/01/11	11,420
Goldman Sachs International	TRY	27,000	USD	16,015	01/31/12	1,743
Goldman Sachs International	USD	948,553	BRL	1,770,000	12/15/11	(21,743)
Goldman Sachs International	USD	126,115	BRL	212,000	06/22/12	(18,460)
Goldman Sachs International	USD	2,165,886	INR	99,934,000	12/15/11	(146,705)
Goldman Sachs International	USD	236,132	MXN	3,250,000	12/15/11	(3,408)
Goldman Sachs International	USD	15,960	TRY	27,000	01/31/12	(1,688)
Goldman Sachs International	ZAR	2,900,000	USD	345,094	12/15/11	(10,324)
Goldman Sachs International	ZAR	2,676,900	USD	372,205	12/15/11	44,130
JPMorgan Chase Bank	EUR	161,512	RUB	6,676,000	12/01/11	(11,189)
JPMorgan Chase Bank	EUR	655,000	USD	945,533	12/06/11	68,259
JPMorgan Chase Bank	INR	99,934,000	USD	2,150,506	12/15/11	131,324
JPMorgan Chase Bank	TRY	400,000	USD	214,385	12/15/11	1,514
JPMorgan Chase Bank	USD	170,728	EUR	125,000	11/03/11	(3,297)
JPMorgan Chase Bank	USD	500,692	EUR	350,000	12/06/11	(31,919)
Merrill Lynch International	HUF	43,530,000	EUR	152,952	12/02/11	7,126
Morgan Stanley & Co., Inc.	EUR	45,597	RUB	1,833,000	12/01/11	(4,748)

Net unrealized appreciation on forward foreign currency contracts						$767,326

Options written

	Expiration	Premiums
	date	received	Value

Call option
Foreign Exchange Option, Sell USD/KRW, USD 260,000 face amount
covered by contracts, strike @ KRW 1,325.00	March 2012	$8,079	$(6,906)
Put option
Foreign Exchange Option, Sell USD/IDR, USD 70,000 face amount
covered by contracts, strike @ IDR 9,000.00	December 2011	1,268	(1,237)

Total options written		$9,347	$(8,143)

Amount of premiums received

Foreign exchange options outstanding at December 31, 2010	$19,164
Foreign exchange options written	49,214
Foreign exchange options terminated in closing purchase transactions	(59,031)
Foreign exchange options expired prior to exercise	—

Foreign exchange options outstanding at September 30, 2011	$9,347

Interest rate swap agreements
						Upfront
					Payments	payments		Unrealized
			Termination	Payments made	received	(made)/		appreciation/
Counterparty	Notional amount		date	by the Fund[1]	by the Fund[1]	received	Value	(depreciation)

Citibank, N.A.	KRW	1,100,000,000	08/26/16	3.4100%	—%[2]	$—	$1,164	$1,164
Goldman Sachs International	THB	30,500,000	08/26/16	3.4700	—[3]	—	6,444	6,444
Goldman Sachs International	TWD	32,500,000	08/26/16	1.2800	—[4]	—	(5,354)	(5,354)

						$—	$2,254	$2,254

[1]	Payments made or received are based on the notional amount.
[2]	Rate based on 3 month KSDA. This is a forward starting trade, and as such, a floating rate has not yet been assigned as of September 30, 2011.
[3]	Rate based on 6 month THBFIX. This is a forward starting trade, and as such, a floating rate has not yet been assigned as of September 30, 2011.
[4]	Rate based on 3 month TWCPBA. This is a forward starting trade, and as such, a floating rate has not yet been assigned as of September 30, 2011.

Credit default swaps on sovereign issues — sell protection[1]

			Payments	Payments	Upfront
	Notional	Termination	made by the	received by	payments		Unrealized	Credit
Counterparty	amount	date	Fund	the Fund[2]	made	Value	depreciation	spread[3]

Morgan Stanley & Co., Inc.	USD 250,000	03/20/12	—[4]	5.0000%	$ (5,424)	$ (1,919)	$ (7,343)	6.9708%

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[2]	Payments received are based on the notional amount.
[3]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
[4]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Argentina Government 8.25% bond, due 12/31/33.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$2,561,000	$282,302	$2,843,302
Non-US government obligations	—	8,785,695	—	8,785,695
Short-term investment	—	2,730,710	—	2,730,710
Options purchased	—	47,402	—	47,402
Forward foreign currency contracts	—	767,326	—	767,326
Options written	—	(8,143)	—	(8,143)
Swap agreements	—	335	—	335

Total	$—	$14,884,325	$282,302	$15,166,627

Level 3 Rollforward Disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate bonds	Total

Assets
Beginning balance	$2,124,858	$2,124,858
Purchases	—	—
Issuances	—	—
Sales	(2,243,710)	(2,243,710)
Settlements	—	—
Accrued discounts (premiums)	(23,762)	(23,762)
Total realized gain (loss)	896,969	896,969
Net change in unrealized appreciation/depreciation	(472,053)	(472,053)
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—

Ending balance	$282,302	$282,302

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2011 was $(472,053).

UBS Cash Management Prime Relationship Fund — Portfolio of investments
September 30, 2011 (unaudited)

	Face
Security description	amount	Value

Short-term investments — 101.68%
Certificates of deposit — 10.64%
Abbey National Treasury Services PLC,
0.450%, due 04/16/12	$3,000,000	$3,000,000
0.700%, due 10/17/11[1]	5,000,000	5,000,000
BNP Paribas Finance, Inc.,
0.399%, due 10/17/11[1]	1,500,000	1,500,000
Citibank NA,
0.140%, due 10/26/11	14,000,000	14,000,000
Credit Suisse,
0.180%, due 10/07/11	13,000,000	13,000,000
Lloyds TSB Bank PLC,
0.500%, due 10/19/11[1]	5,000,000	5,000,000
National Australia Bank,
0.269%, due 04/16/12	4,500,000	4,500,000
0.270%, due 10/19/11[1]	1,500,000	1,499,985
Natixis,
0.270%, due 10/05/11	5,000,000	5,000,000
0.366%, due 11/07/11	4,000,000	4,000,000
0.380%, due 10/17/11[1]	2,000,000	2,000,000
Royal Bank of Canada,
0.260%, due 11/10/11[1]	2,000,000	2,000,000
0.275%, due 04/05/12	2,000,000	2,000,000
Royal Bank of Scotland PLC,
0.553%, due 10/25/11[1]	5,000,000	5,000,000
State Street Bank and Trust Co.,
0.150%, due 10/12/11	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.,
0.140%, due 10/04/11	10,000,000	10,000,000
Toronto-Dominion Bank,
0.080%, due 10/24/11	10,000,000	10,000,000
Westpac Banking Corp.,
0.270%, due 11/10/11[1]	1,500,000	1,500,000

Total certificates of deposit
(cost $93,999,985)		93,999,985

Commercial paper — 37.30%
Amsterdam Funding Corp.,
0.240%, due 10/03/11[2,3]	5,000,000	4,999,933
Argento Variable Funding Co. LLC,
0.240%, due 10/14/11[2,3]	15,000,000	14,998,700
0.250%, due 10/17/11[2,3]	6,000,000	5,999,334
0.280%, due 10/24/11[2,3]	2,000,000	1,999,642
Atlantic Asset Securitization LLC,
0.650%, due 10/03/11[2,3]	10,000,000	9,999,639
Atlantis One Funding Corp.,
0.200%, due 10/03/11[2,3]	6,000,000	5,999,933
Barclays US Funding Corp.,
0.060%, due 10/03/11[3]	19,000,000	18,999,937
Barton Capital LLC,
0.480%, due 10/03/11[2,3]	10,000,000	9,999,733
Bryant Park Funding LLC,
0.170%, due 10/06/11[2,3]	5,000,000	4,999,882
Chariot Funding LLC,
0.000%, due 11/04/11[1,2,3]	15,000,000	14,998,192
0.160%, due 10/03/11[2,3]	5,000,000	4,999,955
Coca-Cola Co.,
0.100%, due 11/10/11[2,3]	7,000,000	6,999,222
0.100%, due 11/28/11[2,3]	7,000,000	6,998,873
Deutsche Bank Financial LLC,
0.290%, due 10/19/11[3]	13,000,000	12,998,115
DnB NOR Bank ASA,
0.110%, due 10/13/11[2,3]	18,200,000	18,199,333
Falcon Asset Securitization Co. LLC,
0.160%, due 10/04/11[2,3]	5,000,000	4,999,933
General Electric Capital Corp.,
0.250%, due 01/17/12[3]	7,000,000	6,994,750
0.250%, due 02/09/12[3]	7,000,000	6,993,632
Gotham Funding Corp.,
0.217%, due 10/26/11[2,3]	15,000,000	14,997,743
ING US Funding LLC,
0.170%, due 10/12/11[3]	5,000,000	4,999,740
0.170%, due 10/14/11[3]	5,000,000	4,999,693

Kreditanstalt fuer Wiederaufbau,
0.090%, due 10/06/11[2,3]	10,000,000	9,999,875
National Australia Funding Delaware, Inc.,
0.200%, due 12/19/11[2,3]	10,000,000	9,995,611
Natixis US Finance Co. LLC,
0.150%, due 10/03/11[3]	5,000,000	4,999,958
Nordea North America, Inc.,
0.230%, due 12/07/11[3]	5,000,000	4,997,860
0.310%, due 11/28/11[3]	3,000,000	2,998,501
Old Line Funding LLC,
0.190%, due 10/25/11[2,3]	10,000,000	9,998,733
0.190%, due 11/08/11[2,3]	3,500,000	3,499,298
0.220%, due 12/05/11[2,3]	3,000,000	2,998,809
Regency Markets No. 1 LLC,
0.100%, due 10/03/11[2,3]	15,000,000	14,999,917
Royal Bank of Scotland Group PLC,
0.170%, due 10/04/11[2,3]	5,000,000	4,999,929
Salisbury Receivables Co. LLC,
0.190%, due 10/24/11[2,3]	10,000,000	9,998,786
Scotiabanc, Inc.,
0.060%, due 10/26/11[2,3]	10,000,000	9,999,583
Sheffield Receivables Corp.,
0.230%, due 11/04/11[2,3]	7,000,000	6,998,480
0.250%, due 11/09/11[2,3]	6,000,000	5,998,375
Societe Generale North America, Inc.,
0.250%, due 10/03/11[3]	10,000,000	9,999,861
State Street Corp.,
0.150%, due 10/13/11[3]	5,000,000	4,999,750
Thunder Bay Funding LLC,
0.190%, due 11/21/11[2,3]	6,000,000	5,998,385
Variable Funding Capital Co. LLC,
0.170%, due 11/01/11[2,3]	4,000,000	3,999,415
Wal-Mart Stores, Inc.,
0.060%, due 10/13/11[2,3]	15,000,000	14,999,700

Total commercial paper
(cost $329,656,740)		329,656,740

Short-term corporate obligations — 1.19%
JPMorgan Chase & Co.,
0.367%, due 07/09/12[1]	2,500,000	2,500,000
Svenska Handelsbanken, Inc.,
0.376%, due 09/07/12[1,2]	5,000,000	5,000,000

Westpac Securities NZ Ltd.,
0.392%, due 05/04/12[1,2]	3,000,000	3,000,000

Total short-term corporate obligations
(cost $10,500,000)		10,500,000

Mortgage & agency debt securities — 13.73%
Federal Farm Credit Bank,
0.020%, due 10/18/11[3]	10,000,000	9,999,906
Federal Home Loan Banks,
0.085%, due 03/28/12[3]	8,000,000	7,996,619
0.090%, due 12/07/11[3]	15,000,000	14,997,488
0.170%, due 01/30/12[3]	2,000,000	1,998,857
0.280%, due 01/12/12[1]	5,000,000	5,000,000
0.280%, due 02/07/12[1]	4,000,000	4,000,000
Federal Home Loan Mortgage Corp.,[4]
0.060%, due 10/12/11[3]	17,350,000	17,349,682
0.075%, due 11/07/11[3]	10,000,000	9,999,229
Federal National Mortgage Association,[4]
0.040%, due 12/02/11[3]	15,000,000	14,998,966
0.060%, due 11/17/11[3]	15,000,000	14,998,825
0.075%, due 10/26/11[3]	15,000,000	14,999,219
0.150%, due 01/17/12[3]	5,000,000	4,997,750

Total mortgage & agency debt securities
(cost $121,336,541)		121,336,541

US government obligations — 7.53%
US Treasury Bills,
0.040%, due 10/27/11[3]	10,000,000	9,999,710
US Treasury Notes,
0.750%, due 05/31/12	5,000,000	5,017,076
1.000%, due 12/31/11	8,000,000	8,015,184
1.000%, due 04/30/12	4,000,000	4,014,552
1.375%, due 03/15/12	6,000,000	6,035,776
1.375%, due 09/15/12	7,000,000	7,081,667
4.500%, due 11/30/11	6,000,000	6,041,278
4.625%, due 02/29/12	20,000,000	20,368,296

Total US government obligations
(cost $66,573,539)		66,573,539

Repurchase agreements — 31.29%
Repurchase agreement dated 09/30/11 with Barclay’s Capital Inc., 0.050%, due 10/03/11 collateralized by $180,325,000 various Government Agencies, 0.000% to 5.375%, due 12/28/11 to 03/14/36; (value - $188,700,572); proceeds: $185,000,771	185,000,000	185,000,000
Repurchase agreement dated 09/30/11 with Deutsche Bank, 0.050%, due 10/03/11 collateralized by $92,671,000 Federal National Mortgage Association, 0.750% to 1.625%, due 12/18/13 to 10/26/15; (value - $93,330,394); proceeds: $91,500,381	91,500,000	91,500,000

Total repurchase agreements
(cost $276,500,000)		276,500,000

Total short-term investments
(cost $898,566,805)		898,566,805

Total investments — 101.68%
(cost $898,566,805)[5]		898,566,805
Liabilities, in excess of cash and other assets — (1.68%)		(14,815,547)

Net assets — 100.00%		$883,751,258

Notes to portfolio of investments
[1]	Variable or floating rate security—The interest rate shown is the current rate as of September 30, 2011 and changes periodically.
[2]	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $253,674,943, or 28.70% of net assets.
[3]	Interest rates shown are the discount rate at date of purchase.
[4]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[5]	Aggregate cost for federal income tax purposes, which was the same for book purposes.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Certificates of deposit	$—	$93,999,985	$—	$93,999,985
Commercial paper	—	329,656,740	—	329,656,740
Short-term corporate obligations	—	10,500,000	—	10,500,000
Mortgage & agency debt securities	—	121,336,541	—	121,336,541
US government obligations	—	66,573,539	—	66,573,539
Repurchase agreements	—	276,500,000	—	276,500,000

Total	$—	$898,566,805	$—	$898,566,805

UBS U. S. Treasury Inflation Protected Securities Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2011

Bonds
US government obligations	99.35%

Total bonds	99.35%
Short-term investment	0.55

Total investments	99.90%
Cash and other assets, less liabilities	0.10

Net assets	100.00%

UBS U. S. Treasury Inflation Protected Securities Relationship Fund — Portfolio of investments
September 30, 2011 (unaudited)

	Face
Security description	amount	Value

Bonds — 99.35%
US government obligations — 99.35%
US Treasury Bonds,
3.875%, due 04/15/29	$825,000	$1,705,897
4.375%, due 05/15/41	190,000	245,457
US Treasury Inflation Indexed Bonds (TIPS),
2.000%, due 01/15/26	4,775,000	6,456,528
2.125%, due 02/15/41	4,725,000	6,224,947
2.375%, due 01/15/25	4,295,000	6,358,703
2.500%, due 01/15/29	7,095,000	9,584,874
3.375%, due 04/15/32	1,145,000	2,149,373
US Treasury Inflation Indexed Notes (TIPS),
0.125%, due 04/15/16	2,150,000	2,273,633
0.500%, due 04/15/15	8,575,000	9,301,905
1.125%, due 01/15/21	4,700,000	5,298,084
1.250%, due 04/15/14	5,700,000	6,375,319
1.375%, due 07/15/18	5,700,000	6,617,474
1.375%, due 01/15/20	2,805,000	3,262,237
1.625%, due 01/15/15	5,700,000	7,257,314
1.875%, due 07/15/13	4,850,000	6,244,608
1.875%, due 07/15/19	3,600,000	4,384,363
2.375%, due 01/15/17	3,245,000	4,180,359
2.500%, due 07/15/16	5,850,000	7,521,386
US Treasury Notes,
0.625%, due 07/15/21	6,400,000	6,695,965

Total US government obligations
(cost $96,413,755)		102,138,426

Total bonds
(cost $96,413,755)		102,138,426

	Shares

Short-term investment — 0.55%
Investment company — 0.55%
UBS Cash Management Prime Relationship Fund[1]
(cost $566,955)	566,955	566,955

Total investments — 99.90%
(cost $96,980,710)		102,705,381
Cash and other assets, less liabilities — 0.10%		107,243

Net assets — 100.00%		$102,812,624

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,768,732
Gross unrealized depreciation	(44,061)

Net unrealized appreciation of investments	$5,724,671

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

[1]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/10	09/30/11	09/30/11	09/30/11	09/30/11

UBS Cash Management Prime Relationship Fund	$848,232	$78,834,371	$79,115,648	$566,955	$4,329

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Long Bond, 19 contracts (USD)	December 2011	$2,590,116	$2,709,875	$119,759
US Treasury futures sell contracts:
5 Year US Treasury Notes, 58 contracts (USD)	December 2011	(7,098,546)	(7,104,094)	(5,548)

Net unrealized appreciation on futures contracts				$114,211

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$102,138,426	$—	$102,138,426
Short-term investment	—	566,955	—	566,955
Futures contracts	114,211	—	—	114,211

Total	$114,211	$102,705,381	$—	$102,819,592

Portfolio acronyms

ADR	American Depository Receipt
BBA	British Banker’s Association
BP	British Petroleum
CVA	Dutch certification-depository certificate
ETF	Exchange Traded Fund
GDP	Gross domestic product
GDR	Global depositary receipt
GE	General Electric
GO	General Obligation
GS	Goldman Sachs
KSDA	Korea securities dealers association
LIBOR	London Interbank Offered Rate
OJSC	Open joint stock company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real estate investment trust
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SPDR	Standard & Poor’s Depository Receipts
THBFIX	Thai baht floating rate fix
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.
TWCPBA	Taiwan secondary markets bills rates

Currency abbreviation

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities or instruments in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m. Eastern Time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities or instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If a security or instrument is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting periods.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.
Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements have been implemented for interim periods beginning after December 15, 2010.

In April 2011, FASB issued Accounting Standards Update No. 2011-03 (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements, including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. ASU 2011-03 is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the implications of this change and its impact on the financial statements.

In May 2011, FASB issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated June 30, 2011.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Principal Accounting Officer

Date:	November 29, 2011